As filed with the Securities and Exchange Commission on December 17, 2024

Securities Act File No. 333-

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No.

(Check appropriate box or boxes)

SUNAMERICA SERIES TRUST

(Exact Name of Registrant as Specified in the Charter)

21650 Oxnard Street, 10th Floor

Woodland Hills, California 91367

(Address of Principal Executive Offices)

Telephone Number: (800) 858-8850

(Area Code and Telephone Number)

Kathleen D. Fuentes, Esq.

SunAmerica Asset Management, LLC

30 Hudson Street, 16th Floor

Jersey City, NJ 07302

(Name and Address of Agent for Service)

Copies to:

Margery K. Neale, Esq.

Elliot J. Gluck, Esq.

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, New York 10019-6099

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.

Title of securities being registered: Shares of beneficial interest, without par value. Calculation of Registration Fee under the Securities Act of 1933: No filing fee is required because of reliance on Section 24(f) and Rule 24f-2 under the Investment Company Act of 1940.

It is proposed that this filing will become effective January 16, 2025, pursuant to Rule 488 under the Securities Act of 1933.

SUNAMERICA SERIES TRUST

SA BlackRock VCP Global Multi Asset Portfolio

SA PIMCO VCP Tactical Balanced Portfolio

21650 Oxnard Street, 10th Floor

Woodland Hills, California 91367

(800-445-7862)

December 17, 2024

Dear Contract Owner:

We are writing to inform you of an important matter concerning your investment in the SA BlackRock VCP Global Multi Asset Portfolio (the “VCP Global Multi Asset Portfolio”) and/or the SA PIMCO VCP Tactical Balanced Portfolio (the “VCP Tactical Balanced Portfolio” and together with the VCP Global Multi Asset Portfolio, the “Target Portfolios” and each, a “Target Portfolio”), each a series of SunAmerica Series Trust (the “Trust”). At a meeting held on December 11, 2024, the Board of Trustees of the Trust (the “Board” or the “Board of Trustees”), including a majority of the Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), on behalf of each Target Portfolio, approved a reorganization pursuant to which each Target Portfolio will be reorganized with and into the SA VCP Dynamic Allocation Portfolio, a series of the Trust (the “VCP Dynamic Allocation Portfolio” and collectively with the Target Portfolios, the “Portfolios” and each, a “Portfolio”). Shareholders were first notified of the reorganization on December 13, 2024 in a supplement to each Target Portfolio’s then effective Prospectus and Summary Prospectus.

In approving each reorganization, the Board, including a majority of the Independent Trustees, concluded that: (i) each reorganization is in the best interests of each Portfolio; and (ii) the interests of the shareholders of each Portfolio will not be diluted as a result of the reorganization. In each reorganization, your Target Portfolio shares would be exchanged for the same class of shares of the VCP Dynamic Allocation Portfolio with the same aggregate net asset value of the Target Portfolio shares that you currently hold. It is currently anticipated that each reorganization will be effected on a tax-free basis for federal income tax purposes.

SunAmerica Asset Management, LLC (“SunAmerica”), each Portfolio’s investment adviser, believes that shareholders of each Portfolio will benefit more from the potential operating efficiencies and economies of scale that may be achieved by combining the Portfolios’ assets in the respective reorganization, than by continuing to operate the Portfolios separately. SunAmerica further believes that it is in the best interests of each Portfolio to combine each Target Portfolio’s assets with a fund with a lower expense structure. SunAmerica believes that the VCP Dynamic Allocation Portfolio’s investment objective and strategies make it a compatible fund within the SunAmerica complex for a reorganization with each of the Target Portfolios.

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NO ACTION ON YOUR PART IS REQUIRED REGARDING THE REORGANIZATIONS. YOU WILL AUTOMATICALLY RECEIVE SHARES OF THE VCP DYNAMIC ALLOCATION PORTFOLIO IN EXCHANGE FOR YOUR SHARES OF THE TARGET PORTFOLIOS, AS APPLICABLE, AS OF THE CLOSING DATE. THE BOARD IS NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND A PROXY.

If you have any questions regarding the attached Combined Information Statement/Prospectus or other materials, please contact SunAmerica at 1-800-445-7862.

Sincerely,

/s/ John T. Genoy

John T. Genoy
President SunAmerica Asset Management, LLC

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QUESTIONS & ANSWERS

We recommend that you read the complete Combined Information Statement/Prospectus. For your convenience, we have provided a brief overview of certain information related to the Reorganizations (as defined below).

Q:	What is happening?

A:

Each of SA BlackRock Global Multi Asset Portfolio (the “VCP Global Multi Asset Portfolio”), a series of SunAmerica Series Trust (“SAST” or the “Trust”), and SA PIMCO VCP Tactical Balanced Portfolio (the “VCP Tactical Balanced Portfolio” and together with the VCP Global Multi Asset Portfolio, the “Target Portfolios” and each, a “Target Portfolio”), a series of SAST, will be reorganizing into SA VCP Dynamic Allocation Portfolio (the “VCP Dynamic Allocation Portfolio” or the “Acquiring Portfolio” and together with the Target Portfolios, the “Portfolios” and each, a “Portfolio”), a series of SAST, pursuant to an agreement and plan of reorganization (each, a “Reorganization”).

Although you are not directly a shareholder of a Target Portfolio, but rather the owner of a variable annuity contract or a variable life insurance policy (a “Variable Contract,” the owners of which are referred to as “Contract Owners”) issued by the separate accounts of American General Life Insurance Company, a Texas life insurer (“AGL”), The United States Life Insurance Company in the City of New York, a New York life insurer (“USL”), and The Variable Annuity Life Insurance Company, a Texas life insurer (“VALIC” and collectively with USL and AGL, the “Life Companies”) (the “Separate Accounts”), we refer to Contract Owners as “shareholders.”

Upon completion of the applicable Reorganization, shares of your Target Portfolio will be exchanged for shares of the VCP Dynamic Allocation Portfolio based on a specified exchange ratio determined by the respective net asset values of the two Portfolios’ shares. Your “Variable Contract” will be credited with shares of the VCP Dynamic Allocation Portfolio whose aggregate value at the time of issuance will equal the aggregate value of the Target Portfolio held under your Variable Contract on that date. After such date each Target Portfolio will be terminated as a series of the Trust. Please refer to the Combined Information Statement/Prospectus for a detailed explanation of the Reorganization and for a more complete description of the VCP Dynamic Allocation Portfolio.

Q:	Why did the Board of Trustees approve the Reorganizations?

A:

After careful consideration, the Board of Trustees of the Trust (the “Board of Trustees”) has determined that each Reorganization is in the best interests of the relevant Target Portfolio and that the Target Portfolio’s existing shareholders will

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not be diluted as a result of the Reorganization. The Board of Trustees has determined that shareholders of the relevant Target Portfolio may benefit from the following:

(i) Shareholders of each Portfolio will remain invested in a diversified, open-end fund that provides exposure to equity and fixed-income securities while managing volatility and has higher net assets;

(ii) The larger net asset size of the combined fund is expected to give rise to possible operating efficiencies (e.g., certain fund costs, such as printing shareholder reports and prospectuses, legal expenses, audit fees, mailing costs and other expenses, will be spread across a larger asset base, thereby potentially lowering the total expense ratio borne by shareholders of the combined fund);

(iii) The combined fund will have projected total annual fund operating expenses that are expected to be below those of each Target Portfolio prior to the Reorganization;

(iv) The combined fund will have a lower management fee rate as compared to the management fee rate of each Target Portfolio; and

(v) Shareholders of each Target Portfolio will be invested in a fund that has a better performance history.

Q:	How will the Reorganizations affect me?

A:

In each Reorganization, substantially all of the assets and liabilities of the relevant Target Portfolio will be combined with those of the VCP Dynamic Allocation Portfolio. Shares of the Target Portfolio will be exchanged for shares of the VCP Dynamic Allocation Portfolio based on a specified exchange ratio determined by the respective net asset values of the Portfolios’ shares. Your Variable Contract value immediately before the Reorganization will be the same as your Variable Contract value immediately following completion of the Reorganization; however, you will no longer own shares of a Target Portfolio but will own shares of the VCP Dynamic Allocation Portfolio. After the completion of the Reorganization, you will own a smaller percentage of the VCP Dynamic Allocation Portfolio than you did of the Target Portfolio because the VCP Dynamic Allocation Portfolio is significantly larger than each of the Target Portfolios.

Q:	In the Reorganization, will I receive the same class of shares of the VCP Dynamic Allocation Portfolio as the shares of the Target Portfolio that I now hold?

A:	Yes. You will receive the same class of shares of the VCP Dynamic Allocation Portfolio as the shares you own of your Target Portfolio.

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Q:	Will I own the same number of shares of the VCP Dynamic Allocation Portfolio as I currently own of my Target Portfolio?

A:

No. However, you will receive shares of the VCP Dynamic Allocation Portfolio with the same aggregate net asset value as the shares of the Target Portfolio you own prior to the Reorganization relating to your Target Portfolio. The number of shares you receive will depend on the relative net asset value of the shares of the relevant Target Portfolio and the VCP Dynamic Allocation Portfolio on the closing date. Thus, on the closing date, if the net asset value of a share of the VCP Dynamic Allocation Portfolio is lower than the net asset value of the corresponding share class of the relevant Target Portfolio, you will receive a greater number of shares of the VCP Dynamic Allocation Portfolio in the applicable Reorganization than you held in the Target Portfolio before the Reorganization. On the other hand, if the net asset value of a share of the VCP Dynamic Allocation Portfolio is higher than the net asset value of the corresponding share class of the relevant Target Portfolio, you will receive fewer shares of the VCP Dynamic Allocation Portfolio in the applicable Reorganization than you held in the Target Portfolio before the Reorganization.

Q:	Will my privileges as a shareholder change after the Reorganization?

A:

Your rights as a shareholder will not change in any way as a result of the Reorganization relating to your Target Portfolio, but you will be a shareholder of the VCP Dynamic Allocation Portfolio, which is a separate series of the Trust. The shareholder services available to you after the applicable Reorganization will be identical.

Q:	Who will advise the VCP Dynamic Allocation Portfolio once the Reorganizations are completed?

A:

As you know, each Target Portfolio is advised by SunAmerica Asset Management, LLC (“SunAmerica”). The VCP Dynamic Allocation Portfolio is also advised by SunAmerica and will continue to be advised by SunAmerica once the Reorganizations are completed. The subadviser for the VCP Global Multi Asset Portfolio is BlackRock Investment Management, LLC (“BlackRock”), the subadviser for the VCP Tactical Balanced Portfolio is Pacific Investment Management Company, LLC (“PIMCO”), and the subadviser for the VCP Dynamic Allocation Portfolio is AllianceBernstein. It is anticipated that the Subadviser will continue to serve as subadviser to the VCP Dynamic Allocation Portfolio following the completion of the Reorganizations.

Q:	How will the Reorganizations affect Portfolio expenses?

A:

Following the Reorganizations, the VCP Dynamic Allocation Portfolio’s projected total annual operating expenses are expected to be below those of each Target Portfolio with respect to each class of shares.

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Q:	What will I have to do to open an account in the VCP Dynamic Allocation Portfolio? What happens to my account in the Reorganization?

A:

In the Reorganization relating to your Target Portfolio, your shares automatically will be converted into shares of the VCP Dynamic Allocation Portfolio on the date of the completion of the applicable Reorganization. You will receive written confirmation that this change has taken place. You will receive the same class of shares of the VCP Dynamic Allocation Portfolio as you currently hold of your Target Portfolio. The aggregate net asset value of the shares you receive in the Reorganization relating to your Target Portfolio will be equal to the aggregate net asset value of the shares you own immediately prior to the Reorganization.

Q:	Will the Reorganization create a taxable event for me?

A:	No, you will not recognize gain or loss for federal income tax purposes as a result of the Reorganization.

SunAmerica has reviewed the portfolio holdings of the Target Portfolios. SunAmerica anticipates, based on this review, the disposition of substantially all of the holdings of the Target Portfolios (approximately 100% in the case of each Target Portfolio) in connection with the Reorganizations, all of which are expected to be disposed of immediately prior to the applicable Reorganization. The extent of these anticipated sales is primarily due to the differences in implementing the principal investment strategies employed by the Portfolios. Each Target Portfolio will pay the transaction costs relating to the realignment of its portfolio that occurs prior to its Reorganization and may deviate from its principal investment strategies during this period. With respect to transaction costs relating to any realignment of Target Portfolio portfolio securities that occurs immediately following the applicable Reorganization, these costs will be borne by shareholders of the combined fund. SunAmerica has estimated that the brokerage commissions and transaction costs relating to the realignment of (i) the VCP Global Multi Asset Portfolio will be approximately $96,300 (which would be $0.001 per share), and (ii) the VCP Tactical Balanced Portfolio will be approximately $51,200 (which would be $0.001 per share).

The tax impact of any such sales will depend on the difference between the price at which such portfolio holdings are sold and each Target Portfolio’s tax basis in such holdings. Any capital gains recognized in these sales on a net basis prior to the closing of the applicable Reorganization will be distributed, if required, to the shareholders of the Target Portfolio as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale. Any capital gains recognized in these sales on a net basis following the closing of the applicable Reorganization will be distributed, if required, to the combined fund’s shareholders as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale. As is the case with other

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distributions, Contract Owners will not be taxed on such distributions to the Separate Accounts of the Life Companies, although they may be subject to tax upon redemption from Variable Contracts.

Q:	Who will pay for the Reorganization?

A:

It is currently estimated that the total expenses of the Reorganizations will be approximately $391,000. SunAmerica or its affiliates will pay half of such expenses other than any transaction costs relating to the sale of each Target Portfolio’s portfolio securities prior to or after the closing of the Reorganization relating to such Target Portfolio. Please refer to “Information About the Reorganizations – Expenses of the Reorganizations” for additional information about the expenses associated with each Reorganization.

Q:	When will the Reorganization occur?

A:	Each Reorganization is expected to occur during the second quarter of 2025.

Q:	Whom do I contact if I have questions?

A:	Please call SunAmerica at 1-800-445-7862.

Important additional information about the Reorganizations is set forth in the accompanying Combined Information Statement/Prospectus. Please read it carefully.

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COMBINED INFORMATION STATEMENT/PROSPECTUS

SUNAMERICA SERIES TRUST

SA BlackRock VCP Global Multi Asset Portfolio

SA PIMCO VCP Tactical Balanced Portfolio

SA VCP Dynamic Allocation Portfolio

21650 Oxnard Street, 10th Floor

Woodland Hills, California 91367

(800-445-7862)

This Combined Information Statement/Prospectus is furnished to you as a shareholder of the SA BlackRock VCP Global Multi Asset Portfolio (the “VCP Global Multi Asset Portfolio”) and/or the SA PIMCO VCP Tactical Balanced Portfolio (the “VCP Tactical Balanced Portfolio” and together with the VCP Global Multi Asset Portfolio, the “Target Portfolios” and each, a “Target Portfolio”), each a series of SunAmerica Series Trust, a Massachusetts business trust (“SAST” or the “Trust”).

At a meeting held on December 11, 2024, the Board of Trustees of the Trust (the “Board” or the “Board of Trustees”), including a majority of the Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), on behalf of each Target Portfolio, approved a reorganization (the ‘Reorganizations” and each, a “Reorganization”) pursuant to which each Target Portfolio will be reorganized with and into the SA VCP Dynamic Allocation Portfolio, a series of the Trust (the “VCP Dynamic Allocation Portfolio” and collectively with the Target Portfolios, the “Portfolios” and each, a “Portfolio”). The VCP Dynamic Allocation Portfolio, following completion of one or more of the Reorganizations, may be referred to as the “Combined Portfolio” in this Combined Information Statement/Prospectus. Shareholders were first notified of the Reorganization on December 13, 2024 in a supplement to each Target Portfolio’s then effective Prospectuses and Summary Prospectuses. The investment objectives of the VCP Dynamic Allocation Portfolio are capital appreciation and current income while managing net equity exposure. The VCP Global Multi Asset Portfolio’s investment objective is to seek capital appreciation and income while managing portfolio volatility and is similar to that of the VCP Dynamic Allocation Portfolio. The VCP Tactical Balanced Portfolio’s investment objective is to seek capital appreciation and income while managing portfolio volatility and is similar to that of the VCP Dynamic Allocation Portfolio. Each Target Portfolio and the VCP Dynamic Allocation Portfolio, however, employ certain differing investment strategies to achieve their respective objectives, as discussed in more detail below. For more information on each Target Portfolio’s and the VCP Dynamic Allocation Portfolio’s investment strategies see “Summary – Investment Objectives and Principal Investment Strategies” below.

Although you are not directly a shareholder of the Target Portfolios, but rather the owner of a variable annuity contract or a variable life insurance policy (a “Variable Contract,” the owners of which are referred to as “Contract Owners”) issued by the

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separate accounts of American General Life Insurance Company, a Texas life insurer (“AGL”), The United States Life Insurance Company in the City of New York, a New York life insurer (“USL”), and The Variable Annuity Life Insurance Company, a Texas life insurer (“VALIC” and collectively with USL and AGL, the “Life Companies”) (the “Separate Accounts”), for purposes of the enclosed Combined Information Statement/Prospectus, the term “shareholder” (when used to refer to the beneficial holder of ownership interests in a Target Portfolio) shall also be deemed to include holders of the Variable Contract. The Life Companies are indirect, wholly-owned subsidiaries of Corebridge Financial, Inc.

In each Reorganization, the Target Portfolio will transfer its assets to the VCP Dynamic Allocation Portfolio. The VCP Dynamic Allocation Portfolio will assume substantially all of the liabilities of the Target Portfolio and will issue shares to the Target Portfolio in an amount equal to the aggregate net asset value of the outstanding shares of the Target Portfolio. Immediately thereafter, the Target Portfolio will distribute these shares of the VCP Dynamic Allocation Portfolio to its shareholders. After distributing these shares, the Target Portfolio will be terminated as a series of the Trust. When the Reorganization is complete, Target Portfolio shareholders will hold the same class of shares of the VCP Dynamic Allocation Portfolio as they currently hold of the Target Portfolio. The aggregate net asset value of the VCP Dynamic Allocation Portfolio shares received in the Reorganization will equal the aggregate net asset value of the Target Portfolio shares held by Target Portfolio shareholders immediately prior to the Reorganization. As a result of the Reorganization, however, a shareholder of the Target Portfolio will represent a smaller percentage of ownership in the Combined Portfolio than the shares held by those in the Target Portfolio prior to the Reorganization.

This Combined Information Statement/Prospectus sets forth concisely the information shareholders of each Target Portfolio should know regarding the Reorganization relating to their Target Portfolio and constitutes an offering of Class 1 and Class 3 shares of the VCP Dynamic Allocation Portfolio only. Please read it carefully and retain it for future reference.

The following documents containing additional information about the Portfolios, each having been filed with the Securities and Exchange Commission (the “SEC”), are incorporated by reference into (legally considered to be part of) this Combined Information Statement/Prospectus:

•	the Statement of Additional Information dated December 17, 2024 (the “Reorganization SAI”), relating to this Combined Information Statement/Prospectus;

•	the Prospectus of the Trust dated May 1, 2024 (the “Trust Prospectus”), containing additional information about each Portfolio; and

•	the Statement of Additional Information dated May 1, 2024 (the “Trust SAI”), containing additional information about each Portfolio;

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•	the Annual Report to Shareholders of the Trust for the fiscal year ended January 31, 2024 (the “Trust Annual Report”), which includes each Portfolio; and

•	the Semi-Annual Financial Statements of each Portfolio for the six-month period ended July 31, 2024 (the “Trust Semi-Annual Financial Statements”), as filed with the SEC on Form N-CSR.

Except as otherwise described herein, the policies and procedures set forth under “Account Information” in the Trust Prospectus will apply to the Class 1 and Class 3 shares to be issued by the VCP Dynamic Allocation Portfolio in connection with each Reorganization.

These documents are on file with the SEC. Each of the Portfolios is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and in accordance therewith, file reports and other information, including proxy materials, with the SEC.

Copies of the foregoing and any more recent reports filed after the date hereof may be obtained without charge by calling or writing:

VCP Global Multi Asset Portfolio, VCP Tactical Balanced Portfolio or VCP Dynamic Allocation Portfolio c/o SunAmerica Series Trust P.O. Box 15570 Amarillo, Texas 79105-5570 (800-445-7862)

If you wish to request the Reorganization SAI, please ask for the “Reorganization SAI.”

You also may view or obtain these documents from the EDGAR database without charge on the SEC’s internet site at www.sec.gov. Shareholders can obtain copies, upon payment of a duplicating fee, by sending an e-mail request to publicinfo@sec.gov or by mailing a written request to U.S. Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549-0102.

No person has been authorized to give any information or make any representation not contained in this Combined Information Statement/Prospectus and, if so given or made, such information or representation must not be relied upon as having been authorized. This Combined Information Statement/Prospectus does not constitute an offer to sell or a solicitation of an offer to buy any securities in any jurisdiction in which, or to any person to whom, it is unlawful to make such offer or solicitation.

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Neither the SEC nor any state regulator has approved or disapproved of these securities or passed upon the adequacy of this Combined Information Statement/Prospectus. Any representation to the contrary is a criminal offense.

The date of this Combined Information Statement/Prospectus is December 17, 2024.

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SUMMARY

The following is a summary of certain information contained elsewhere in this Combined Information Statement/Prospectus and is qualified in its entirety by reference to the more complete information contained herein. Shareholders should read the entire Combined Information Statement/Prospectus carefully.

The Trust is an open-end management investment company registered with the SEC. Each of the Portfolios is a separate series of its Trust. The investment objectives of the VCP Dynamic Allocation Portfolio are capital appreciation and current income while managing net equity exposure. The VCP Global Multi Asset Portfolio’s investment objective is to seek capital appreciation and income while managing portfolio volatility and is similar to that of the VCP Dynamic Allocation Portfolio. The VCP Tactical Balanced Portfolio’s investment objective is to seek capital appreciation and income while managing portfolio volatility and is similar to that of the VCP Dynamic Allocation Portfolio.

SunAmerica serves as investment adviser for each Portfolio. The subadviser for the VCP Global Multi Asset Portfolio is BlackRock , the subadviser for the VCP Tactical Balanced Portfolio is PIMCO and the subadviser for the VCP Dynamic Allocation Portfolio is AllianceBernstein.

VCP Global Multi Asset Portfolio and VCP Dynamic Allocation Portfolio. The VCP Dynamic Allocation Portfolio seeks to achieve its goals by investing under normal conditions approximately 70% to 90% of its assets in Class 1 shares of a combination of the portfolios of the Trust and Seasons Series Trust (collectively, the “Underlying Portfolios”) that invest primarily in equity securities or fixed income securities and which are portfolios of the Trust or Seasons Series Trust (collectively, the “Underlying Trusts”) (the “Fund-of-Funds Component”) and 10% to 30% of its assets in a portfolio of derivative instruments, fixed income securities and short-term investments (the “Overlay Component”). SunAmerica determines the allocation between the Fund-of-Funds Component and the Overlay Component. The Fund-of-Funds Component will allocate approximately 50% to 80% of its assets to Underlying Portfolios investing primarily in equity securities and 20% to 50% of its assets to Underlying Portfolios investing primarily in fixed income securities and short-term investments, which may include mortgage- and asset-backed securities, to seek capital appreciation and generate income. The Fund-of-Funds Component seeks to achieve capital appreciation primarily through its investments in Underlying Portfolios that invest in equity securities of both U.S. and non-U.S. companies of all market capitalizations, but expects to invest to a lesser extent in Underlying Portfolios that invest primarily in small- and mid-cap U.S. companies and foreign companies. The VCP Global Multi Asset Portfolio seeks to achieve its investment goal by tactically allocating its assets to various equity and fixed income asset classes. The VCP Global Multi Asset Portfolio obtains broad exposure to these asset classes by investing in equity and fixed income securities and derivatives that provide exposure to equity and fixed income securities. The VCP Global Multi Asset Portfolio invests in, or obtains exposure to, equity and fixed income securities of both U.S. and foreign corporate and governmental issuers, including emerging market issuers. The VCP Global Multi Asset Portfolio normally invests in, or obtains exposure to, investments in a number of different countries around the world. In addition, the subadviser employs a “VCP” (Volatility Control Portfolio) risk management process intended to manage the volatility level of the VCP Global Multi Asset Portfolio’s annual returns. Under normal market conditions, the VCP Global Multi Asset Portfolio targets an allocation of approximately 55% of its net assets to equity exposure and approximately 45% of its net assets to fixed income exposure, although the Portfolio’s equity exposure may range from approximately 10%-70% of its net assets and its fixed income exposure may range from approximately 10%-90% of its net assets. These ranges reflect the approximate range of overall net equity and fixed income exposure after application of the volatility control process described below. The subadviser uses fundamental and macroeconomic research to determine asset class weights in the VCP Global Multi Asset Portfolio. Both Funds are diversified.

VCP Tactical Balanced Portfolio and VCP Dynamic Allocation Portfolio. The VCP Dynamic Allocation Portfolio seeks to achieve its goals by investing under normal conditions approximately 70% to 90% of its assets in the Fund-of-Funds Component and 10% to 30% of its assets in the Overlay Component. SunAmerica determines the allocation between the Fund-of-Funds Component and the Overlay Component. The Fund-of-Funds Component will allocate approximately 50% to 80% of its assets to Underlying Portfolios investing primarily in equity securities and 20% to 50% of its assets to Underlying Portfolios investing primarily in fixed income securities and short-term investments, which may include mortgage- and asset-backed securities, to seek capital appreciation and generate income. The Fund-of-Funds Component seeks to achieve capital appreciation primarily through its investments in Underlying Portfolios that invest in equity securities of both U.S. and non-U.S. companies of all market capitalizations, but expects to invest to a lesser extent in Underlying Portfolios that invest primarily in small- and mid-cap U.S. companies and foreign companies. The VCP Tactical Balanced Portfolio seeks to achieve its investment goal by investing in a combination of fixed income instruments and derivatives. Under normal circumstances, the VCP Tactical Balanced Portfolio will invest at least 25% of its total assets in fixed income instruments. For this purpose, “fixed income instruments” include bonds, debt securities and similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Portfolio targets an allocation of approximately 60% of its net assets to a component that gains exposure to equity markets primarily by investing in exchange-traded futures contracts and equity swaps (the “equity component”) and approximately 40% of net assets to a fixed income component. Both Funds are diversified.

The Board of Trustees, including a majority of the Independent Trustees, has unanimously approved each applicable Reorganization, on behalf of each relevant Target Portfolio. Each Reorganization provides for:

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the transfer of all the assets of the relevant Target Portfolio to the VCP Dynamic Allocation Portfolio in exchange for the assumption by the VCP Dynamic Allocation Portfolio of substantially all of the liabilities of the relevant Target Portfolio and Class 1 and Class 3 shares of the VCP Dynamic Allocation Portfolio having an aggregate net asset value equal to the value of the assets of the relevant Target Portfolio acquired by the VCP Dynamic Allocation Portfolio reduced by the amount of such assumed liabilities;

•	the distribution of such Class 1 and/or Class 3 shares of the VCP Dynamic Allocation Portfolio to the relevant Target Portfolio’s shareholders; and

•	the termination of the relevant Target Portfolio as a series of the Trust.

Upon completion of a Reorganization, the Target Portfolio’s shareholders will hold shares of the same class of the VCP Dynamic Allocation Portfolio as they currently hold of the Target Portfolio with an aggregate net asset value equal to the aggregate net asset value of Target Portfolio shares owned immediately prior to the Reorganization.

Background and Reasons for the Reorganizations

SunAmerica believes that, with respect to each Reorganization, the shareholders of each Portfolio will benefit more from the potential operating efficiencies and economies of scale that may be achieved by combining the Portfolios’ assets in the Reorganization, than by continuing to operate the Portfolios separately. SunAmerica further believes that it is in the best interests of each Target Portfolio to combine its assets with a Portfolio with a larger assets base, a lower expense structure and a better performance history.

It is anticipated that the gross and net operating expense ratios for the Combined Portfolio will be lower than the current total annual operating expense ratios for each Target Portfolio. SunAmerica believes that continuing to operate each Target Portfolio as currently constituted is not in the best interests of the Target Portfolio.

In approving each Reorganization, the Board of Trustees, including the Independent Trustees, determined that participation in the Reorganization is in the best interests of the relevant Portfolio and that the interests of the Portfolio’s shareholders will not be diluted as a result of the Reorganization. The Board of Trustees considered the Reorganization proposals at a meeting held on December 11, 2024 and the entire Board of Trustees, including the Independent Trustees, unanimously approved each relevant Reorganization. The approval determinations were made on the basis of each Trustee’s judgment after consideration of all of the factors taken as a whole, though individual Trustees may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.

The factors considered by the Board of Trustees with regard to each Reorganization include, but are not limited to, the following:

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The fact that the investment objectives of the Target Portfolios are similar to the investment objectives of the VCP Dynamic Allocation Portfolio. The fact that certain strategies of the relevant Target Portfolio and the VCP Dynamic Allocation Portfolio are compatible, while others are different. The Board of Trustees considered the principal differences in investment strategy between the VCP Dynamic Allocation Portfolio and each relevant Target Portfolio. See “Summary—Investment Objectives and Principal Investment Strategies.”

•	The possibility that the Combined Portfolio is more likely to achieve further operating efficiencies and economies of scale from its larger net asset size compared to each Target Portfolio.

•	The expectation that the Combined Portfolio will have total annual operating expenses below those of each Target Portfolio.

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The personnel of SunAmerica and the Subadviser who will manage the Combined Portfolio. The Trustees considered that SunAmerica will continue to serve as the investment adviser of the Combined Portfolio after the Reorganizations, and the Subadviser of the VCP Dynamic Allocation Portfolio will continue to serve as subadviser of the Combined Portfolio after the Reorganizations. See “Comparison of the Portfolios—Management of the Portfolios.”

•	The relative performance histories of each Portfolio over different time periods compared with each other.

•	The relative size of each of the Target Portfolios and the VCP Dynamic Allocation Portfolio, and the prospects for further growth and long-term viability of each of the Target Portfolios.

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The fact that it is currently anticipated that there will be no gain or loss recognized by shareholders for federal income tax purposes as a result of a Reorganization, as each Reorganization is expected to be a tax-free transaction.

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The fact that the aggregate net asset value of the shares that shareholders of the relevant Target Portfolio will receive in the Reorganization will equal the aggregate net asset value of the shares that shareholders of the relevant Target Portfolio own immediately prior to the Reorganization, and that shareholders of the relevant Target Portfolio will not be diluted as a result of the Reorganization.

•

The fact that substantially all of the portfolio holdings of each Target Portfolios would be sold before or immediately following the Reorganizations and the estimated brokerage commissions and other portfolio transaction costs and capital gains, if any, relating to the realignment of each Target Portfolio’s portfolio prior to, or immediately following, the applicable Reorganization.

•

The fact that SunAmerica or its affiliates will pay half of the expenses incurred in connection with the Reorganizations, including half of all direct and indirect expenses and out-of-pocket costs other than any transaction costs relating to the sale of each Target Portfolio’s portfolio securities prior to or after the applicable Reorganization as described in the relevant Reorganization Agreement. No shareholder or Contract Owner would incur any sales charge, commission, redemption fee or other transactional fee as a result of the change of investment resulting from the Reorganization.

Investment Objectives and Principal Investment Strategies

Comparison of the VCP Global Multi Asset Portfolio and the VCP Dynamic Allocation Portfolio

Investment Objectives. The investment objectives of the VCP Global Multi Asset Portfolio and the VCP Dynamic Allocation Portfolio are similar. The investment objective of the VCP Global Multi Asset Portfolio is to seek capital appreciation and income while managing portfolio volatility. The investment objectives of the VCP Dynamic Allocation Portfolio are capital appreciation and current income while managing net equity exposure.

Principal Investment Strategies. The VCP Dynamic Allocation Portfolio seeks to achieve its goals by investing under normal conditions approximately 70% to 90% of its assets in the Fund-of-Funds Component and 10% to 30% of its in the Overlay Component. SunAmerica determines the allocation between the Fund-of-Funds Component and the Overlay Component. The Fund-of-Funds Component will allocate approximately 50% to 80% of its assets to Underlying Portfolios investing primarily in equity securities and 20% to 50% of its assets to Underlying Portfolios investing primarily in fixed income securities and short-term investments, which may include mortgage- and asset-backed securities, to seek capital appreciation and generate income. The Fund-of-Funds Component seeks to achieve capital appreciation primarily through its investments in Underlying Portfolios that invest in equity securities of both U.S. and non-U.S. companies of all market capitalizations, but expects to invest to a lesser extent in Underlying Portfolios that invest primarily in small- and mid-cap U.S. companies and foreign companies. The VCP Global Multi Asset Portfolio seeks to achieve its investment goal by tactically allocating its assets to various equity and fixed income asset classes. The VCP Global Multi Asset Portfolio obtains broad exposure to these asset classes by investing in equity and fixed income securities and derivatives that provide exposure to equity and fixed income securities. The VCP Global Multi Asset Portfolio invests in, or obtains exposure to, equity and fixed income securities of both U.S. and foreign corporate and governmental issuers, including emerging market issuers. The VCP Global Multi Asset Portfolio normally invests in, or obtains exposure to, investments in a number of different countries around the world. In addition, the subadviser employs a “VCP” (Volatility Control Portfolio) risk management process intended to manage the volatility level of the VCP Global Multi Asset Portfolio’s annual returns. Under normal market conditions, the VCP Global Multi Asset Portfolio targets an allocation of approximately 55% of its net assets to equity exposure and approximately 45% of its net assets to fixed income exposure, although the Portfolio’s equity exposure may range from approximately 10%-70% of its net assets and its fixed income exposure may range from approximately 10%-90% of its net assets. These ranges reflect the approximate range of overall net equity and fixed income exposure after application of the volatility control process described below. The subadviser uses fundamental and macroeconomic research to determine asset class weights in the VCP Global Multi Asset Portfolio. Both Funds are diversified.

Each Portfolio’s principal investment strategies may be changed without shareholder approval.

The Combined Portfolio’s principal investment strategies will be those of the VCP Dynamic Allocation Portfolio.

Comparison. One principal difference between the Portfolios is that the VCP Global Multi Asset Portfolio invests in equity and fixed income securities and derivatives that provide exposure to equity and fixed income securities, while the VCP Dynamic Allocation Portfolio invests in shares of Underlying Portfolios that invest primarily in equity securities or fixed income securities and in a portfolio of derivative instruments, fixed income securities and short-term investments. Another principal difference between the Portfolios is that the VCP Global Multi Asset Portfolio targets an allocation of approximately 55% of its net assets to equity exposure and approximately 45% of its net assets to fixed income exposure (although the Portfolio’s equity exposure may range from approximately 10%-70% of its net assets and its fixed income exposure may range from approximately 10%-90% of its net assets), while the VCP Dynamic Allocation Portfolio’s Fund-of-Funds Component will allocate approximately 50% to 80% of its assets to Underlying Portfolios investing primarily in equity securities and 20% to 50% of its assets to Underlying Portfolios investing primarily in fixed income securities and short-term investments.

While the VCP Dynamic Allocation Portfolio and the VCP Global Multi Asset Portfolio have certain differences in strategies, the Portfolios utilize certain compatible investment strategies to achieve their respective investment objectives. Both Portfolios provide exposure to equity and fixed-income securities while managing volatility.

For a discussion of the principal and other investment risks associated with an investment in the VCP Dynamic Allocation Portfolio and, therefore, the Combined Portfolio, please see “Comparison of the Portfolios—Principal and Other Investment Risks” below.

SunAmerica has reviewed the portfolio holdings of the VCP Global Multi Asset Portfolio. SunAmerica anticipates, based on this review, the disposition of substantially all (approximately 100%) of the VCP Global Multi Asset Portfolio’s holdings before the closing of the applicable Reorganization. The extent of these anticipated sales is primarily due to the differences in implementing the principal investment strategies employed by the two Portfolios. SunAmerica anticipates estimated transaction costs of approximately $96,300 will be incurred associated with restructuring the portfolio holdings of the VCP Global Multi Asset Portfolio in connection with the applicable Reorganization. Any commission costs in connection with the restructuring are not anticipated to have a material impact on the net asset value of the VCP Global Multi Asset Portfolio.

Some of the similarities and differences of the principal and other significant investment and strategies of the Portfolios are described in the chart below.

VCP Global Multi Asset Portfolio	VCP Dynamic Allocation Portfolio

•   The Portfolio seeks to achieve its investment goal by tactically allocating its assets to various equity and fixed income asset classes. The Portfolio obtains broad exposure to these asset classes by investing in equity and fixed income securities and derivatives that provide exposure to equity and fixed income securities. The Portfolio invests in, or obtains exposure to, equity and fixed income securities of both U.S. and foreign corporate and governmental issuers, including emerging market issuers.

•   The Portfolio normally invests in, or obtains exposure to, investments in a number of different countries around the world. In addition, the subadviser employs a “VCP” (Volatility Control Portfolio) risk management process intended to manage the volatility level of the Portfolio’s annual returns.

•   The Portfolio seeks to achieve its goals by investing under normal conditions approximately 70% to 90% of its assets in the Fund-of-Funds Component and 10% to 30% of its assets in the Overlay Component.

• Under normal market conditions, the Portfolio targets an allocation of approximately 55% of its net assets to equity exposure and approximately 45% of its net assets to fixed income exposure,	• SunAmerica will determine the allocation between the Fund-of-Funds Component and the Overlay Component. SunAmerica is also responsible for managing

VCP Global Multi Asset Portfolio	VCP Dynamic Allocation Portfolio

although the Portfolio’s equity exposure may range from approximately 10%-70% of its net assets and its fixed income exposure may range from approximately 10%-90% of its net assets. These ranges reflect the approximate range of overall net equity and fixed income exposure after application of the volatility control process described below. The subadviser uses fundamental and macroeconomic research to determine asset class weights in the Portfolio.

the Fund-of-Funds Component’s investment in Underlying Portfolios, so it will determine the target allocation between Underlying Portfolios that invest primarily in equity securities and Underlying Portfolios that invest primarily in fixed income securities. SunAmerica performs an investment analysis of possible investments for the Portfolio and selects the universe of permitted Underlying Portfolios as well as the allocation to each Underlying Portfolio. SunAmerica reserves the right to change the Portfolio’s asset allocation between the Fund-of-Funds Component and the Overlay Component and the Fund-of-Funds Component’s allocation among the Underlying Portfolios, and to invest in other funds not currently among the Underlying Portfolios, from time to time without notice to investors.

•   The Fund-of-Funds Component will allocate approximately 50% to 80% of its assets to Underlying Portfolios investing primarily in equity securities and 20% to 50% of its assets to Underlying Portfolios investing primarily in fixed income securities and short-term investments, which may include mortgage- and asset-backed securities, to seek capital appreciation and generate income.

•   The Overlay Component comprises the remaining 10% - 30% of the Portfolio’s total assets. AllianceBernstein L.P. (the “Subadviser” or “AllianceBernstein”) is responsible for managing the Overlay Component, which includes management of the

VCP Global Multi Asset Portfolio	VCP Dynamic Allocation Portfolio

derivative instruments, fixed income securities and short-term investments.

•   The following chart sets forth the target allocations of the Portfolio set by SunAmerica on January 31, 2024, to equity and fixed income Underlying Portfolios and securities. These target allocations represent SunAmerica’s current goal for the allocation of the Portfolio’s assets and do not take into account any change in net equity exposure from use of derivatives in the Overlay Component. The Portfolio’s actual allocations could vary substantially from the target allocations due to market valuation changes, changes in the target allocations and the Subadviser’s management of the Overlay Component in response to volatility changes:

	Asset Class	% of Total Portfolio
	Equity	57.84%

	U.S. Large Cap	42.88%
	U.S. Small and Mid-Cap	7.28%
	Foreign Equity	7.68%
	Fixed Income	42.16%

	U.S. Investment Grade	41.20%
	U.S. High Yield	0.72%
	Foreign Fixed Income	0.24%

VCP Global Multi Asset Portfolio	VCP Dynamic Allocation Portfolio

•   The equity securities in which the Portfolio intends to invest, or obtain exposure to, include common stock, preferred stock, securities convertible into common stock, non-convertible preferred stock and depositary receipts. The Portfolio may invest in, or obtain exposure to, equity securities of companies of any market capitalization.

•   The foreign equity securities in which the Portfolio intends to invest, or obtain exposure to, may be denominated in U.S. dollars or foreign currencies and may be currency hedged or unhedged. The Portfolio will limit its investments in foreign equity securities to 35% of its net assets.

•   The Portfolio’s fixed income exposure will, to a significant extent, be obtained through investment in, or exposure to, U.S. Treasury obligations. The Portfolio may also invest in or obtain exposure to, other fixed income securities, including other U.S. Government securities, foreign sovereign debt instruments, corporate debt instruments, municipal securities and zero coupon bonds. The foreign fixed income securities in which the Portfolio intends to invest, or obtain exposure to, may be denominated in U.S. dollars or foreign currencies and may be currency hedged or unhedged.

•   The subadviser selects equity investments for the Portfolio based on a number of considerations. First, the

•   The Fund-of-Funds Component seeks to achieve capital appreciation primarily through its investments in Underlying Portfolios that invest in equity securities of both U.S. and non-U.S. companies of all market capitalizations, but expects to invest to a lesser extent in Underlying Portfolios that invest primarily in small- and mid-cap U.S. companies and foreign companies.

•   The Portfolio normally does not expect to have more than 25% of its total assets allocated to Underlying Portfolios investing primarily in foreign securities, and no more than 5% of its total assets to Underlying Portfolios investing primarily in emerging markets.

•   The Fund-of-Funds Component seeks to achieve current income through its investments in Underlying Portfolios that primarily invest in fixed income securities, including both U.S. and foreign investment grade securities, but the Portfolio normally does not expect to have more than 5% of total assets allocated to Underlying Portfolios investing primarily in high-yield, high-risk bonds (commonly known as “junk bonds”), which are considered speculative. Portfolio cash flows are expected to be used to maintain or move Underlying Portfolio exposures close to target allocations, but sales and purchases of Underlying Portfolios may also be used to change or remain near target allocations.

VCP Global Multi Asset Portfolio	VCP Dynamic Allocation Portfolio

subadviser may select equity securities based on their exposures to macroeconomic dimensions, such as countries and industries. Second, the subadviser may position the Portfolio’s equity security allocations to be aligned with certain style factors, such as size, quality, value and momentum. Third, the subadviser may also evaluate the attractiveness of equity securities based on individual company characteristics using a proprietary quantitative model. The model systematically tracks and ranks the characteristics of issuers across developed markets and is designed to select equity securities based on an analysis of a wide range of dimensions, including fundamentals, sentiment and thematic insights. The subadviser will assess each equity investment’s changing characteristics relative to its contribution to portfolio risk and will sell the investment when it no longer offers an appropriate return-to-risk trade-off. In selecting fixed income investments, the subadviser evaluates sectors of the bond market and may shift the Portfolio’s assets among the various sectors based upon changing market conditions.

•   The Portfolio may invest in derivatives, including, but not limited to, interest rate, total return and credit default swaps, indexed and inverse floating rate securities, options, futures, options on futures and swaps and foreign currency transactions (including swaps), for hedging purposes, as well as to increase the return on its portfolio investments.

•   The Subadviser may invest the Overlay Component in derivative instruments to increase or decrease the Portfolio’s overall net equity exposure and, therefore, its volatility and return potential. Through its use of derivative instruments, the Subadviser may adjust the Portfolio’s net equity exposure down to a minimum of 25% or up

VCP Global Multi Asset Portfolio	VCP Dynamic Allocation Portfolio

•   The Portfolio may also use forward foreign currency exchange contracts (obligations to buy or sell a currency at a set rate in the future) to hedge against movement in the value of foreign currencies.

•   The Portfolio incorporates a volatility control process that seeks to reduce risk when the portfolio’s volatility is expected to exceed an annual level of 10%.

•   To implement this volatility management strategy, the subadviser may adjust the composition of the Portfolio’s riskier assets such as equity and below investment grade fixed income securities (also known as “junk bonds”), which are considered speculative, and/or may allocate assets away from riskier assets into cash or short-term fixed income securities. As part of its attempt to manage the Portfolio’s volatility exposure, during certain periods the Portfolio may make significant investments in equity index and fixed income futures or other derivative instruments designed to reduce the Portfolio’s exposure to portfolio volatility. In addition, the subadviser will seek to reduce exposure to certain downside risks by purchasing equity index put options that aim to reduce the Portfolio’s exposure to certain severe and unanticipated market events that could significantly detract from returns.

to a maximum of 100%, although the Portfolio’s average net equity exposure over long-term periods is expected to be approximately 60%-65%. The Portfolio’s net equity exposure is primarily adjusted through the use of derivative instruments, such as stock index futures and stock index options; however, it may be adjusted through the use of options on stock index futures and stock index swaps, as the allocation among Underlying Portfolios in the Fund-of-Funds Component is expected to remain fairly stable. For example, when the market is in a state of higher volatility, the Subadviser may decrease the Portfolio’s net equity exposure by taking a short position in derivative instruments. A short sale involves the sale by the Portfolio of a security or instrument it does not own with the expectation of purchasing the same security or instrument at a later date at a lower price. The operation of the Overlay Component may therefore expose the Portfolio to leverage. Because derivative instruments may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, the remainder of the assets in the Overlay Component will be invested in a variety of fixed income securities.

• Volatility is not a measure of investment performance. Volatility may result from rapid and dramatic price swings. Higher volatility generally	• In addition to managing the Portfolio’s overall net equity exposure as described above, the Subadviser will, within established guidelines, manage

VCP Global Multi Asset Portfolio	VCP Dynamic Allocation Portfolio

indicates higher risk and is often reflected by frequent and sometimes significant movements up and down in value. The Portfolio could experience high levels of volatility in both rising and falling markets. Due to market conditions or other factors, the actual or realized volatility of the Portfolio for any particular period of time may be materially higher or lower than the target maximum annual level.

the Overlay Component in an attempt to generate income, manage Portfolio cash flows and liquidity needs, and manage collateral for the derivative instruments. The Subadviser will manage the fixed income investments of the Overlay Component by investing in securities rated investment grade or higher by a nationally recognized statistical ratings organization, or, if unrated, determined by the Subadviser to be of comparable quality. At least 50% of the Overlay Component’s fixed income investments will be invested in U.S. Government securities, cash, repurchase agreements, and money market securities. A portion of the Overlay Component may be held in short-term investments as needed, in order to manage daily cash flows to or from the Portfolio or to serve as collateral. The Subadviser may also invest the Overlay Component in derivative instruments to generate income and manage Portfolio cash flows and liquidity needs. Efforts to manage the Portfolio’s volatility may also expose the Portfolio to additional costs. In addition, the Subadviser will seek to reduce exposure to certain downside risks by purchasing equity index put options that aim to reduce the Portfolio’s exposure to certain severe and unanticipated market events that could significantly detract from returns.

VCP Global Multi Asset Portfolio	VCP Dynamic Allocation Portfolio

•   The Portfolio’s target maximum annual volatility level of 10% is not a total return performance target. The Portfolio does not expect its total return performance to be within any specified target range. It is possible for the Portfolio to maintain its volatility at or under its target maximum annual volatility level while having negative performance returns. Efforts to manage the Portfolio’s volatility could limit the Portfolio’s gains in rising markets, may expose the Portfolio to costs to which it would otherwise not have been exposed, and if unsuccessful may result in substantial losses.

• The Fund is diversified.	• The Fund is diversified.

Comparison of the VCP Tactical Balanced Portfolio and the VCP Dynamic Allocation Portfolio

Investment Objectives. The investment objectives of the VCP Tactical Balanced Portfolio and the VCP Dynamic Allocation Portfolio are substantially similar. The investment objective of the VCP Tactical Balanced Portfolio is to seek capital appreciation and income while managing portfolio volatility. The investment objectives of the VCP Dynamic Allocation Portfolio are capital appreciation and current income while managing net equity exposure.

Principal Investment Strategies. The VCP Dynamic Allocation Portfolio seeks to achieve its goals by investing under normal conditions approximately 70% to 90% of its in the “Fund-of-Funds Component” and 10% to 30% of its assets in the Overlay Component. SunAmerica determines the allocation between the Fund-of-Funds Component and the Overlay Component. The Fund-of-Funds Component will allocate approximately 50% to 80% of its assets to Underlying Portfolios investing primarily in equity securities and 20% to 50% of its assets to Underlying Portfolios investing primarily in fixed income securities and short-term investments, which may include mortgage- and asset-backed securities, to seek capital appreciation and generate income. The Fund-of-Funds Component seeks to achieve capital appreciation primarily through its investments in Underlying Portfolios that invest in equity securities of both U.S. and non-U.S. companies of all market capitalizations, but expects to invest to a lesser extent in Underlying Portfolios that invest primarily in small- and mid-cap U.S. companies and foreign companies. The VCP Tactical Balanced Portfolio seeks to achieve its investment goal by investing in a combination of fixed income instruments and derivatives. Under normal circumstances, the VCP Tactical Balanced Portfolio will invest at least 25% of its total assets in fixed income instruments. For this purpose, “fixed income instruments” include bonds, debt securities and similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Portfolio targets an allocation of approximately 60% of its net assets to a component that gains exposure to equity markets primarily by investing in exchange-traded futures contracts and equity swaps (the “equity component”) and approximately 40% of net assets to a fixed income component. Both Funds are diversified.

Each Portfolio’s principal investment strategies may be changed without shareholder approval.

The Combined Portfolio’s principal investment strategies will be those of the VCP Dynamic Allocation Portfolio.

Comparison. One principal difference between the Portfolios is that the VCP Tactical Balanced Portfolio invests in fixed income instruments and derivatives that provide exposure to equities, while the VCP Dynamic Allocation Portfolio invests in shares of Underlying Portfolios that invest primarily in equity securities or fixed income securities and in a portfolio of derivative instruments, fixed income securities and short-term investments. Another principal difference between the Portfolios is that the VCP Tactical Balanced Portfolio targets an allocation of approximately 60% of its net assets to the equity component and approximately 40% of net assets to the fixed income component, while the VCP Dynamic Allocation Portfolio’s Fund-of-Funds Component will allocate approximately 50% to 80% of its assets to Underlying Portfolios investing primarily in equity securities and 20% to 50% of its assets to Underlying Portfolios investing primarily in fixed income securities and short-term investments.

While the VCP Dynamic Allocation Portfolio and the VCP Tactical Balanced Portfolio have certain differences in strategies, the Portfolios utilize certain compatible investment strategies to achieve their respective investment objectives. Both Portfolios provide exposure to equity and fixed-income securities while managing volatility.

For a discussion of the principal and other investment risks associated with an investment in the VCP Dynamic Allocation Portfolio and, therefore, the Combined Portfolio, please see “Comparison of the Portfolios—Principal and Other Investment Risks” below.

SunAmerica has reviewed the portfolio holdings of the VCP Tactical Balanced Portfolio. SunAmerica anticipates, based on this review, the disposition of substantially all (approximately 100%) of the VCP Tactical Balanced Portfolio’s holdings before the closing of the applicable Reorganization. The extent of these anticipated sales is primarily due to the differences in implementing the principal investment strategies employed by the two Portfolios. SunAmerica anticipates estimated transaction costs of approximately $51,200 will be incurred associated with restructuring the portfolio holdings of the VCP Tactical Balanced Portfolio in connection with the applicable Reorganization. Any commission costs in connection with the restructuring are not anticipated to have a material impact on the net asset value of the VCP Tactical Balanced Portfolio.

Some of the similarities and differences of the principal and other significant investment and strategies of the Portfolios are described in the chart below.

VCP Tactical Balanced Portfolio	VCP Dynamic Allocation Portfolio

•   The Portfolio seeks to achieve its investment goal by investing in a combination of fixed income instruments and derivatives. Under normal circumstances, the Portfolio will invest at least 25% of its total assets in fixed income instruments. For this purpose, “fixed income instruments” include bonds, debt securities and similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Portfolio may also use forward contracts or derivatives such as options, futures contracts, or swap agreements that have economic characteristics similar to the securities mentioned above. In addition, the subadviser employs a “VCP” (Volatility Control Portfolio) risk management process intended to manage the volatility level of the Portfolio’s annual returns.

•   The Portfolio targets an allocation of approximately 60% of its net assets to a component that gains exposure to equity markets primarily by investing in exchange-traded futures contracts and equity swaps (the “equity component”) and approximately 40% of net assets to a fixed income component.

•   The Portfolio seeks to achieve its goals by investing under normal conditions approximately 70% to 90% of its assets in the Fund-of-Funds Component and 10% to 30% of its assets in the Overlay Component.

VCP Tactical Balanced Portfolio	VCP Dynamic Allocation Portfolio

The Portfolio’s investments in the equity component will be used in part to manage the Portfolio’s volatility. Volatility is a statistical measure of the frequency and level of changes in the Portfolio’s returns over time without regard to the direction of those changes. Volatility may result from rapid or dramatic price swings and is not a measure of investment performance.

•   In the equity component, the subadviser gains exposure to a blend of equity indices primarily by investing in exchange-traded future contracts and equity swaps, but may also purchase other derivative instruments. Under normal market conditions, the target allocations for equity exposure in the equity component as a percent of net portfolio assets will be:

•   U.S. Large and Mid-Cap Equity: 40%

•   Foreign Equity: 15%

•   U.S. Small-Cap Equity: 5%

•   SunAmerica will determine the allocation between the Fund-of-Funds Component and the Overlay Component. SunAmerica is also responsible for managing the Fund-of-Funds Component’s investment in Underlying Portfolios, so it will determine the target allocation between Underlying Portfolios that invest primarily in equity securities and Underlying Portfolios that invest primarily in fixed income securities. SunAmerica performs an investment analysis of possible investments for the Portfolio and selects the universe of permitted Underlying Portfolios as well as the allocation to each Underlying Portfolio. SunAmerica reserves the right to change the Portfolio’s asset allocation between the Fund-of-Funds Component and the Overlay Component and the Fund-of-Funds Component’s allocation among the Underlying Portfolios, and to invest in other funds not currently among the Underlying Portfolios, from time to time without notice to investors.

• The Fund-of-Funds Component will allocate approximately 50% to 80% of its assets to Underlying Portfolios investing primarily in equity securities and 20% to 50%

VCP Tactical Balanced Portfolio	VCP Dynamic Allocation Portfolio

of its assets to Underlying Portfolios investing primarily in fixed income securities and short-term investments, which may include mortgage- and asset-backed securities, to seek capital appreciation and generate income.

•   The Overlay Component comprises the remaining 10% - 30% of the Portfolio’s total assets. AllianceBernstein L.P. (the “Subadviser” or “AllianceBernstein”) is responsible for managing the Overlay Component, which includes management of the derivative instruments, fixed income securities and short-term investments.

VCP Tactical Balanced Portfolio	VCP Dynamic Allocation Portfolio

•   The following chart sets forth the target allocations of the Portfolio set by SunAmerica on January 31, 2024, to equity and fixed income Underlying Portfolios and securities. These target allocations represent SunAmerica’s current goal for the allocation of the Portfolio’s assets and do not take into account any change in net equity exposure from use of derivatives in the Overlay Component. The Portfolio’s actual allocations could vary substantially from the target allocations due to market valuation changes, changes in the target allocations and the Subadviser’s management of the Overlay Component in response to volatility changes:

	Asset Class	% of Total Portfolio
	Equity	57.84%

	U.S. Large Cap	42.88%
	U.S. Small and Mid-Cap	7.28%
	Foreign Equity	7.68%
	Fixed Income	42.16%

	U.S. Investment Grade	41.20%
	U.S. High Yield	0.72%
	Foreign Fixed Income	0.24%

VCP Tactical Balanced Portfolio	VCP Dynamic Allocation Portfolio

•   Since these derivatives can be purchased with a fraction of the assets needed to purchase the securities that comprise the indices directly, the remainder of the equity component’s assets may be invested in short-term fixed income instruments, including, but not limited to, U.S. Treasuries and agencies, mortgage-backed securities, corporate bonds, floating rate instruments and non-U.S. fixed income securities. The subadviser will actively manage the fixed income instruments in the equity component of the Portfolio with a view toward enhancing the Portfolio’s total return as compared to unmanaged blended equity indices.

•   The subadviser manages the portion of the Portfolio allocated to the fixed income component using a total return strategy that attempts to outperform the Bloomberg U.S. Aggregate Bond Index. The fixed income component will invest primarily in investment grade debt securities, but may also invest in securities with lower ratings (commonly known as “junk bonds”), which are considered speculative. The subadviser will seek to outperform the index by managing the Portfolio’s duration, issue selection, sector exposure, and other factors relative to the index. The target exposure to the fixed income component is determined without regard to the level of the Portfolio’s net equity exposure.

•   The Portfolio may invest up to 15% of its total assets in fixed income instruments of issuers based in countries with developing (or “emerging market”) economies.

•   The Fund-of-Funds Component seeks to achieve capital appreciation primarily through its investments in Underlying Portfolios that invest in equity securities of both U.S. and non-U.S. companies of all market capitalizations, but expects to invest to a lesser extent in Underlying Portfolios that invest primarily in small- and mid-cap U.S. companies and foreign companies.

•   The Portfolio normally does not expect to have more than 25% of its total assets allocated to Underlying Portfolios investing primarily in foreign securities, and no more than 5% of its total assets to Underlying Portfolios investing primarily in emerging markets.

•   The Fund-of-Funds Component seeks to achieve current income through its investments in Underlying Portfolios that primarily invest in fixed income securities, including both U.S. and foreign investment grade securities, but the Portfolio normally does not expect to have more than 5% of total assets allocated to Underlying Portfolios investing primarily in high-yield, high-risk bonds (commonly known as “junk bonds”), which are considered speculative. Portfolio cash flows are expected to be used to maintain or move Underlying Portfolio exposures close to target allocations, but sales and purchases of Underlying Portfolios may also be used to change or remain near target allocations.

VCP Tactical Balanced Portfolio	VCP Dynamic Allocation Portfolio

•   The Portfolio may invest up to 30% of its total assets in fixed income instruments denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated fixed income instruments of foreign issuers.

•   The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 20% of its total assets.

•   The subadviser may increase or decrease the equity component’s net equity exposure to manage the Portfolio’s volatility. Under normal conditions, the Portfolio targets an approximate 10% annualized volatility level for the Portfolio’s returns over time. The subadviser monitors the Portfolio’s forecasted volatility on a daily basis but will generally not take action to manage the Portfolio’s net equity exposure if the forecasted volatility is near the target. In more volatile market environments, the subadviser may decrease the equity component’s net equity exposure to attempt to reduce volatility. When market volatility is low, the subadviser may increase the equity component’s net equity exposure to attempt to enhance returns. The subadviser adjusts the equity component’s net equity exposure primarily by increasing or decreasing the exposure to U.S. large- and mid-cap equities. The subadviser will seek to reduce exposure to certain downside risks by implementing various hedging transactions. These hedging transactions seek to reduce

•   The Subadviser may invest the Overlay Component in derivative instruments to increase or decrease the Portfolio’s overall net equity exposure and, therefore, its volatility and return potential. Through its use of derivative instruments, the Subadviser may adjust the Portfolio’s net equity exposure down to a minimum of 25% or up to a maximum of 100%, although the Portfolio’s average net equity exposure over long-term periods is expected to be approximately 60%-65%. The Portfolio’s net equity exposure is primarily adjusted through the use of derivative instruments, such as stock index futures and stock index options; however, it may be adjusted through the use of options on stock index futures and stock index swaps, as the allocation among Underlying Portfolios in the Fund-of-Funds Component is expected to remain fairly stable. For example, when the market is in a state of higher volatility, the Subadviser may decrease the Portfolio’s net equity exposure by the Portfolio’s exposure to certain severe, taking

VCP Tactical Balanced Portfolio	VCP Dynamic Allocation Portfolio

unanticipated market events that could significantly detract from returns. There can be no assurance that investment decisions made in seeking to manage the Portfolio’s volatility will achieve the desired results.

•   The Portfolio’s net equity exposure is primarily adjusted through the use of derivatives, such as futures contracts, equity index swaps and equity options.

•   The subadviser may reduce the Portfolio’s net equity exposure to approximately 25% of net assets or may increase the Portfolio’s net equity exposure to approximately 80% of net assets.

•   The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Portfolio may also invest in short sales. The subadviser may use active trading to achieve its objective.

a short position in derivative instruments. A short sale involves the sale by the Portfolio of a security or instrument it does not own with the expectation of purchasing the same security or instrument at a later date at a lower price. The operation of the Overlay Component may therefore expose the Portfolio to leverage. Because derivative instruments may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, the remainder of the assets in the Overlay Component will be invested in a variety of fixed income securities.

•   In addition to managing the Portfolio’s overall net equity exposure as described above, the Subadviser will, within established guidelines, manage the Overlay Component in an attempt to generate income, manage Portfolio cash flows and liquidity needs, and manage collateral for the derivative instruments. The Subadviser will manage the fixed income investments of the Overlay Component by investing in securities rated investment grade or higher by a nationally recognized statistical ratings organization, or, if unrated, determined by the Subadviser to be of comparable quality. At least 50% of the Overlay Component’s fixed income investments will be invested in U.S. Government securities, cash, repurchase agreements, and money market securities. A portion of the Overlay Component may be held in short-term investments as

VCP Tactical Balanced Portfolio	VCP Dynamic Allocation Portfolio

needed, in order to manage daily cash flows to or from the Portfolio or to serve as collateral. The Subadviser may also invest the Overlay Component in derivative instruments to generate income and manage Portfolio cash flows and liquidity needs. Efforts to manage the Portfolio’s volatility may also expose the Portfolio to additional costs. In addition, the Subadviser will seek to reduce exposure to certain downside risks by purchasing equity index put options that aim to reduce the Portfolio’s exposure to certain severe and unanticipated market events that could significantly detract from returns.

• The Fund is diversified.	• The Fund is diversified.

Additional Information About the Acquiring Fund’s Investment Strategies. The VCP Dynamic Allocation Portfolio’s investment goals are capital appreciation while managing net equity exposure.

From time to time, the VCP Dynamic Allocation Portfolio may take temporary defensive positions that are inconsistent with their principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. There is no limit on the VCP Dynamic Allocation Portfolio’s investments in money market securities for temporary defensive purposes. If the VCP Dynamic Allocation Portfolio takes such a temporary defensive position, it may not achieve its investment goals.

Unless otherwise indicated, investment restrictions, including percentage limitations, apply at the time of purchase under normal market conditions. You should consider your ability to assume the risks involved before investing in the VCP Dynamic Allocation Portfolio through one of the Variable Contracts. Percentage limitations may be calculated based on the VCP Dynamic Allocation Portfolio’s total or net assets. “Total assets” means net assets plus liabilities (e.g., borrowings). If not specified as net assets, the percentage is calculated based on total assets.

The principal investment goals and strategies for the VCP Dynamic Allocation Portfolio are non-fundamental and may be changed by the Board without shareholder approval. Shareholders will be given at least 60 days’ written notice in advance of any change to the VCP Dynamic Allocation Portfolio’s investment goals.

Understanding the VCP Dynamic Allocation Portfolio

The VCP Dynamic Allocation Portfolio’s design is based on well-established principles of asset allocation and diversification, combined with an overlay strategy designed to adjust the VCP Dynamic Allocation Portfolio’s net equity exposure to maintain a relatively constant exposure to equity market volatility over time. The VCP Dynamic Allocation Portfolio has two separate components: the Fund-of-Funds Component and the Overlay Component.

The Fund-of-Funds Component (70%-90%)

The VCP Dynamic Allocation Portfolio’s Fund-of-Funds Component will invest substantially all of its assets in Underlying Portfolios that are portfolios of the Underlying Trusts.

SunAmerica establishes a target allocation between the two broad asset classes (equity and fixed income) within a range of 50% to 80% of the Fund-of-Funds Component’s assets allocated to Underlying Portfolios that invest primarily in equities and 20% to 50% of its assets to fixed income securities or instruments through Underlying Portfolios and direct investments.

SunAmerica considers a variety of factors, including the relationships between the various asset classes and their long-term outlook for risk and return characteristics, to determine the target allocations between the following asset classes: large cap, mid cap, small cap, foreign equity, and fixed income securities. In selecting the Underlying Portfolios through which to achieve the asset allocation targets, SunAmerica considers, among other factors, the Underlying Portfolios’ investment objectives, policies, investment processes, historic performance, expenses, investment teams, reputation of the subadvisers, and any diversification benefit to the overall portfolio holdings. The Fund-of-Funds Component is designed to include allocations to Underlying Portfolios that vary with respect to subadvisers, investment process, and investment style (such as deep value versus relative value), and in some cases may include passively-managed components.

SunAmerica may add new Underlying Portfolios, replace existing Underlying Portfolios or change the VCP Dynamic Allocation Portfolio’s asset allocation among the Underlying Portfolios, without notice to investors, depending upon, among other factors, changing market environment, changes to target asset allocations, changes to the investment personnel, investment process, performance or criteria for holdings of the Underlying Portfolios, or the availability of other Underlying Portfolios that may provide a better diversification benefit to the VCP Dynamic Allocation Portfolio. If a new Underlying Portfolio is selected or the allocation to an existing Underlying

Portfolio is adjusted by SunAmerica, a corresponding shift of allocations among the remaining Underlying Portfolios generally will result. While each Portfolio retains the ability to invest in an Underlying Portfolio that holds only money market securities, it does not anticipate doing so due to the amount of cash and other liquidity available within the Underlying Portfolios. The VCP Dynamic Allocation Portfolio may use daily cash flows to maintain the Underlying Portfolios’ weights near the target or to change target allocations. In some cases, sales and purchases of Underlying Portfolios may be used to move Underlying Portfolio weights towards the target more quickly. Sales and purchases of Underlying Portfolios by the VCP Dynamic Allocation Portfolio may lead to increased portfolio turnover within the Underlying Portfolios. In the event of such redemptions or investments, the Underlying Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous for the Underlying Portfolio to do so.

The Underlying Portfolios in which the VCP Dynamic Allocation Portfolio may invest its assets, as of the date of hereof, are set out in “Appendix C – Underlying Portfolio Investments By SA VCP Dynamic Allocation Portfolio” along with their investment goals and principal strategies, risks and investment techniques. SunAmerica may add new Underlying Portfolio investments or replace existing Underlying Portfolio investments for the VCP Dynamic Allocation Portfolio at any time without prior notice to shareholders. In addition, the investment goals and principal strategies, risks and investment techniques of the Underlying Portfolios held by the VCP Dynamic Allocation Portfolio may change over time. Additional information regarding the Underlying Portfolios is included in the summary prospectuses and statutory prospectuses, dated May 1, 2024 for those portfolios of the Trust and dated July 29, 2024 for those portfolios of the Seasons Series Trust. Copies of the summary prospectuses and statutory prospectuses may be obtained free of charge by calling or writing the Underlying Trusts.

The VCP Dynamic Allocation Portfolio may invest in any or all of the Underlying Portfolios, but will not normally invest in every Underlying Portfolio at any particular time. There may be limits on the amount of cash inflows some Underlying Portfolios may accept from investors, including a Portfolio. SunAmerica may take into account these capacity considerations when allocating investments among the Underlying Portfolios. In some instances, SunAmerica may allocate capacity in certain Underlying Portfolios to other investors, which may have the effect of limiting a Portfolio’s opportunity to invest in the Underlying Portfolio. Although a Portfolio’s Fund-of-Funds Component’s investments in the Underlying Portfolios attempt to achieve the target allocation to equity and fixed income Underlying Portfolios, as set forth in its Portfolio Summary, the actual allocations may be different from the target. Actual allocations may differ from target allocations due to, among other things, changes to the Underlying Portfolios’ asset values due to market movements or because of a recent change in the target allocation. Portfolio cash flows are expected to be the primary tool for maintaining or moving Underlying Portfolios towards the target allocation, although SunAmerica may, from time to time, rebalance allocations to correspond to the target allocations through either purchases and sales of Underlying Portfolios or through allocating the VCP Dynamic Allocation Portfolio cash flows below or above the target allocations. When SunAmerica rebalances the Underlying Portfolios to its target allocation (whether through cash flow allocations or purchases or sales), it does so based on the most recent value of the Underlying Portfolios, which may be higher or lower than the value on the date of purchase.

The Fund-of-Funds Component seeks capital appreciation primarily through its investments in Underlying Portfolios that invest in equity securities. These investments may include Underlying Portfolios that invest in equity securities of both U.S. and non-U.S. companies of all market capitalizations, but are expected to include to a lesser extent Underlying Portfolios that invest primarily in small- and mid-cap U.S. companies and foreign companies. The VCP Dynamic Allocation Portfolio normally does not expect to have more than 25% of its total assets allocated to Underlying Portfolios investing primarily in foreign securities, and no more than 5% of its total assets to Underlying Portfolios investing primarily in emerging markets. The Fund-of-Funds Component seeks to achieve current income through its investments in Underlying Portfolios that primarily invest in fixed income securities, including both U.S. and foreign investment grade securities, but no more than 5% of the VCP Dynamic Allocation Portfolio’s total assets are expected to be invested in Underlying Portfolios investing primarily in high-yield, high-risk bonds (commonly known as “junk bonds”). Please note that the Acquired Fund Fees and Expenses of the Underlying Portfolios could change as the Underlying Portfolios’ asset values change or through the addition or deletion of Underlying Portfolios. Because of the costs incurred by the VCP Dynamic Allocation Portfolio in connection with its investment in the Underlying Portfolios, the costs of investing in the Underlying Portfolios through the VCP Dynamic Allocation Portfolio will generally be higher than the cost of investing in an Underlying Portfolio directly. The VCP Dynamic Allocation Portfolio, as a shareholder, will pay its share of the Underlying Portfolios’ expenses as well as the VCP Dynamic Allocation Portfolio’s own expenses. Therefore, an investment in the VCP Dynamic Allocation Portfolio may result in the duplication of certain expenses. Investors may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios instead of the VCP Dynamic Allocation Portfolio. An investor who chooses to invest directly in the Underlying Portfolios would not, however, receive the asset allocation services provided by SunAmerica or the services of the subadviser in connection with the Overlay Component. In addition, not all of the Underlying Portfolios are offered in insurance products that are currently available to new contract owners.

The Overlay Component (10%-30%)

The Overlay Component comprises the remaining 10% to 30% of the VCP Dynamic Allocation Portfolio’s total assets. The Overlay Component will invest in fixed income securities to generate current income and to serve as collateral for derivatives transactions. The Overlay Component will also invest in short-term investments to manage the overall VCP Dynamic Allocation Portfolio’s daily cash flows and liquidity needs and to serve as collateral for derivative transactions. The Overlay Component may also increase or reduce the VCP Dynamic Allocation Portfolio’s net equity exposure through stock index futures, stock index options, options on stock index futures, and stock index swaps (“Stock Index Instruments”). If the VCP Dynamic Allocation Portfolio’s subadviser determines that the Stock Index Instruments are not being accurately priced by the market in relation to the price of the actual stocks in the S&P 500 Index, the subadviser may invest in stock positions directly to emulate the index until such time as the Stock Index Instruments’ valuations return to fair value.

The VCP Dynamic Allocation Portfolio’s investment in derivative instruments will be used to increase or decrease the VCP Dynamic Allocation Portfolio’s overall net equity exposure, and therefore, its volatility and return potential. High levels of volatility may result from rapid and dramatic price swings. Through the use of derivative instruments, the VCP Dynamic Allocation Portfolio’s subadviser may adjust the VCP Dynamic Allocation Portfolio’s net equity exposure down to a minimum of 25% or up to a maximum of 100%, although the VCP Dynamic Allocation Portfolio’s average net equity exposure over long-term periods is expected to be approximately 60%-65%. For example, when the market is in a state of higher volatility, the subadviser may decrease the VCP Dynamic Allocation Portfolio’s net equity exposure by taking a short position in derivative instruments. The use of derivatives in this manner may expose the VCP Dynamic Allocation Portfolio to leverage when the VCP Dynamic Allocation Portfolio’s index futures position is larger than the collateral backing it. Trading in the Overlay Component will be managed in accordance with established guidelines in an attempt to maintain a relatively stable exposure to equity market volatility over time, subject to minimum and maximum net equity exposure ranges.

The VCP Dynamic Allocation Portfolio’s performance may be lower than similar portfolios that do not seek to manage their equity exposure. If a subadviser increases the VCP Dynamic Allocation Portfolio’s net equity exposure and equity markets decline, the VCP Dynamic Allocation Portfolio may underperform traditional or static allocation funds. Likewise, if a subadviser reduces the VCP Dynamic Allocation Portfolio’s net equity exposure and equity markets rise, the VCP Dynamic Allocation Portfolio may also underperform traditional or static allocation funds. Efforts to manage the VCP Dynamic Allocation Portfolio’s volatility may also expose the VCP Dynamic Allocation Portfolio to additional costs. In addition, the VCP Dynamic Allocation Portfolio’s subadviser will seek to reduce exposure to certain downside risks by purchasing equity index put options that aim to reduce the VCP Dynamic Allocation Portfolio’s exposure to certain severe and unanticipated market events that could significantly detract from returns.

In addition to managing the VCP Dynamic Allocation Portfolio’s net equity exposure as described above, a subadviser will, within established guidelines, manage the Overlay Component in an attempt to generate income, manage the VCP Dynamic Allocation Portfolio’s cash flows and liquidity needs, and manage collateral for the derivative instruments. Each subadviser will manage the fixed income investments of the VCP Dynamic Allocation Portfolio’s Overlay Component by investing only in securities rated investment grade or higher by a nationally recognized statistical rating organization, or, if unrated, determined by the subadviser to be of comparable quality. A portion of the Overlay Component may be held in short-term investments as needed, in order to manage daily cash flows to or from the VCP Dynamic Allocation Portfolio or to serve as collateral.

The VCP Dynamic Allocation Portfolio’s subadviser uses a proprietary system to help it estimate the VCP Dynamic Allocation Portfolio’s expected volatility. The proprietary system used by the subadviser may perform differently than expected and may negatively affect performance and the ability of the VCP Dynamic Allocation Portfolio to maintain its volatility within its target volatility level for various reasons, including errors in using or building the system, technical issues implementing the system, data issues and various non-quantitative factors (e.g., market or trading system dysfunctions, and investor fear or over-reaction).

Fees and Expenses

Following the completion of the Reorganizations, holders of Target Portfolio Class 1 shares will receive VCP Dynamic Allocation Portfolio Class 1 shares and holders of Target Portfolio Class 3 shares will receive VCP Dynamic Allocation Portfolio Class 3 shares.

Fee Table of the VCP Global Multi Asset Portfolio, the VCP Tactical Balanced Portfolio, the VCP Dynamic Allocation Portfolio and the Pro Forma Combined Portfolio*

(as of January 31, 2024 (unaudited))

The fee tables below provide information about the fees and expenses attributable to each class of shares of the Portfolios during the 12-month period ended January 31, 2024, and the estimated pro forma fees and expenses attributable to each class of shares of the Pro Forma Combined Portfolio for the 12-month period ended January 31, 2024, assuming the Reorganization had taken place at the beginning of the period. Future fees and expenses may be greater or less than those indicated below.

	Actual			Pro Forma Combined Fund
	VCP Global Multi Asset Portfolio	VCP Tactical Balanced Portfolio	Acquiring Portfolio
	Class 1	Class 1	Class 1	Class 1
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fee	0.85%	0.86%	0.21%	0.21%
Service (12b-1) Fees	None	None	None	None
Other Expenses	0.08%	0.06%	0.05%	0.05%
Interest Expense	—	—	0.03%	0.03%
Miscellaneous Other Expenses	—	—	0.02%	0.02%
Acquired Fund Fees and Expenses[1]	0.01%	—	0.52%	0.52%
Total Annual Portfolio Operating Expenses[1]	0.94%	0.92%	0.78%	0.78%
Fee Waivers and/or Expense Reimbursements[2,3]	-0.02%	—	—	—
Total Annual Portfolio Operating Expenses after Fee Waivers and/or Expense Reimbursements[2,3]	0.92%	0.92%	0.78%	0.78%

	Actual
	VCP Global Multi Asset Portfolio	VCP Tactical Balanced Portfolio	Acquiring Portfolio	Pro Forma Combined Fund
	Class 3	Class 3	Class 3	Class 3
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fee	0.85%	0.86%	0.21%	0.21%
Service (12b-1) Fees	0.25%	0.25%	0.25%	0.25%
Other Expenses	0.08%	0.06%	0.05%	0.05%
Interest Expense	—	—	0.03%	0.03%
Miscellaneous Other Expenses	—	—	0.02%	0.02%
Acquired Fund Fees and Expenses[1]	0.01%	—	0.52%	0.52%
Total Annual Portfolio Operating Expenses[1]	1.19%	1.17%	1.03%	1.03%
Fee Waivers and/or Expense Reimbursements[2,3]	-0.02%	—	—	—
Total Annual Portfolio Operating Expenses after Fee Waivers and/or Expense Reimbursements[2,3]	1.17%	1.17%	1.03%	1.03%

[1]

The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights table which reflects operating expenses of the Portfolio and do not include Acquired Fund Fees and Expenses.

[2]

Pursuant to an Advisory Fee Waiver Agreement, effective through April 30, 2026, SunAmerica is contractually obligated to waive a portion of its advisory fee on an annual basis with respect to the Portfolio so that the advisory fee rate payable by the VCP Global Multi Asset Portfolio to SunAmerica is equal to 0.85% on the first $500 million, 0.81% on the next $2.5 billion and 0.79% over $3 billion. This agreement may be modified or discontinued prior to April 30, 2026 only with the approval of the Board of the Trust, including a majority of the Independent Trustees.

[3]

Pursuant to an Expense Limitation Agreement, SunAmerica has contractually agreed to waive its fees and/or reimburse expenses to the extent that the Total Annual Portfolio Operating Expenses exceed 0.91% and 1.16% of the average daily net assets of the VCP Global Multi Asset Portfolio’s Class 1 and Class 3 shares, respectively. For purposes of the Expense Limitation Agreement, “Total Annual Portfolio Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of business of the Trust on behalf of the VCP Global Multi Asset Portfolio. Any waivers and/or reimbursements made by SunAmerica with respect to the VCP Global Multi Asset Portfolio are subject to recoupment from the VCP Global Multi Asset Portfolio within two years after the occurrence of the waiver and/or reimbursement, provided that the recoupment does not cause the expense ratio of the share class to exceed the lesser of (a) the expense limitation in effect at the time the waivers and/or reimbursements occurred, or (b) the current expense limitation of that share class. This agreement may be modified or discontinued prior to April 30, 2026 only with the approval of the Board of the Trust, including a majority of the Independent Trustees.

*	Pro Forma Combined Fund assumes the Reorganization of each of the VCP Global Multi Asset Portfolio and the VCP Tactical Balanced Portfolio into the VCP Dynamic Allocation Portfolio.

EXAMPLES:

These Examples are intended to help you compare the cost of investing in the relevant Portfolio with the cost of investing in other mutual funds. These Examples assume that an investor invests $10,000 in the relevant Portfolio for the time periods indicated and then redeems all of its shares at the end of those periods. The Examples also assume that the investment has a 5% return each year and, if applicable, that the Portfolio’s operating expenses remain the same and that all contractual expense limitations and fee waivers remain in effect only for the period ended April 30, 2026. These Examples do not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, an investor’s costs would be:

VCP Global Multi Asset Portfolio and VCP Tactical Balanced Portfolio into VCP Dynamic Allocation Portfolio

	1 Year	3 Years	5 Years	10 Years
Class 1
VCP Global Multi Asset Portfolio	$94	$298	$518	$1,153
VCP Tactical Balanced Portfolio	$94	$293	$509	$1,131
Acquiring Portfolio	$80	$249	$433	$966
Pro Forma Combined Fund*	$80	$249	$433	$966
Class 3
VCP Global Multi Asset Portfolio	$119	$376	$652	$1,441
VCP Tactical Balanced Portfolio	$119	$372	$644	$1,420
Acquiring Portfolio	$105	$328	$569	$1,259
Pro Forma Combined Portfolio*	$105	$328	$569	$1,259

*	Pro Forma Combined Fund assumes the Reorganization of the VCP Global Multi Asset Portfolio and the VCP Tactical Balanced Portfolio into the VCP Dynamic Allocation Portfolio.

Portfolio Turnover

Each Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect a Portfolio’s performance. During its most recent fiscal year, each Portfolio had the following portfolio turnover rate of the average value of its portfolio:

Fund	Rate
VCP Global Multi Asset Portfolio	71%
VCP Tactical Balanced Portfolio	38%
Acquiring Portfolio	11%

Principal Investment Risks

The Portfolios are subject to certain similar principal investment risks associated with an investment in the relevant Portfolio. The principal risks of each Portfolio (including certain corresponding non-principal risks in the other Portfolio) are set out in the tables below. For more information on these risks, see “Comparison of the Portfolios—Risks of the Portfolios.”

VCP Global Multi Asset Portfolio and VCP Dynamic Allocation Portfolio

	VCP Global Multi Asset Portfolio	VCP Dynamic Allocation Portfolio
Principal Risks

•  Counterparty Risk

•  Credit Risk

•  Derivatives Risk

•  Foreign Investment Risk

•  Hedging Risk

•  Interest Rate Risk

•  Issuer Risk

•  Large-Cap Companies Risk

•  Leverage Risk

•  Market Risk

•  Risk of Conflict with Insurance Company Interests

•  Bonds Risk

•  Small- and Mid-Cap Companies Risk

•  U.S. Government Obligations Risk

•  Volatility Management Risk

•  Counterparty Risk

•  Credit Risk

•  Derivatives Risk

•  Foreign Investment Risk

•  Hedging Risk

•  Interest Rate Risk

•  Issuer Risk

•  Large-Cap Companies Risk

•  Leverage Risk

•  Market Risk

•  Risk of Conflict with Insurance Company Interests

•  Bonds Risk

•  Small- and Mid-Cap Companies Risk

•  U.S. Government Obligations Risk

•  Volatility Management Risk

VCP Global Multi Asset Portfolio	VCP Dynamic Allocation Portfolio

•  Active Trading Risk

•  Call Risk

•  Foreign Currency Risk

•  Emerging Markets Risk

•  Equity Securities Risk

•  Extension Risk

•  Foreign Sovereign Debt Risk

•  Futures Risk

•  Illiquidity Risk

•  Preferred Stock Risk

•  Municipal Securities Risk

•  Securities Selection Risk

•  Warrants and Rights Risk

•  Zero Coupon Bond Risk

•  Short Sales Risk

•  Money Market Securities Risk

•  Dynamic Allocation Risk

•  Investment Company Risk

•  Affiliated Portfolio Risk

•  “Passively Managed” Strategy Risk

•  Growth Stock Risk

•  Value Investing Risk

•  Credit Quality Risk

•  Mortgage- and Asset-Backed Securities Risk

VCP Tactical Balanced Portfolio and VCP Dynamic Allocation Portfolio

	VCP Tactical Balanced Portfolio	VCP Dynamic Allocation Portfolio
Principal Risks

•  Counterparty Risk

•  Credit Risk

•  Derivatives Risk

•  Foreign Investment Risk

•  Hedging Risk

•  Interest Rate Risk

•  Issuer Risk

•  Large-Cap Companies Risk

•  Leverage Risk

•  Market Risk

•  Mortgage- and Asset-Backed Securities Risk

•  Risk of Conflict with Insurance Company Interests

•  Bonds Risk

•  Short Sales Risk

•  Small- and Mid-Cap Companies Risk

•  U.S. Government Obligations Risk

•  Volatility Management Risk

•  Active Trading Risk

•  Foreign Currency Risk

•  Counterparty Risk

•  Credit Risk

•  Derivatives Risk

•  Foreign Investment Risk

•  Hedging Risk

•  Interest Rate Risk

•  Issuer Risk

•  Large-Cap Companies Risk

•  Leverage Risk

•  Market Risk

•  Mortgage- and Asset-Backed Securities Risk

•  Risk of Conflict with Insurance Company Interests

•  Bonds Risk

•  Short Sales Risk

•  Small- and Mid-Cap Companies Risk

•  U.S. Government Obligations Risk

•  Volatility Management Risk

•  Money Market Securities Risk

•  Dynamic Allocation Risk

VCP Tactical Balanced Portfolio	VCP Dynamic Allocation Portfolio

•  Emerging Markets Risk

•  Equity Securities Risk

•  Extension Risk

•  Floating Rate Securities Risk

•  Futures Risk

•  Illiquidity Risk

•  Prepayment Risk

•  Rolls Transactions Risk

•  Securities Selection Risk

• Investment Company Risk • Affiliated Portfolio Risk • “Passively Managed” Strategy Risk • Growth Stock Risk • Value Investing Risk • Credit Quality Risk

You will find additional descriptions of specific risks in the prospectuses and statements of additional information for the Portfolios.

As with any mutual fund, there can be no assurance that each Portfolio’s investment objective will be met or that the net return on an investment in the Portfolio will exceed what could have been obtains through other investment or savings vehicles. Shares of the Portfolios are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of your Portfolio goes down, you could lose money.

Federal Tax Consequences

Each Reorganization is expected to qualify as a tax-free “reorganization” for U.S. federal income tax purposes. If a Reorganization so qualifies, in general, none of the relevant Target Portfolio, the VCP Dynamic Allocation Portfolio, or their respective Life Company Holders, will recognize gain or loss for U.S. federal income tax purposes in the transactions contemplated by the Reorganization except for any gain or loss that may be required to be recognized as a result of the closing of the tax year of the Target Portfolio or upon the transfer of an asset regardless of whether such transfer would otherwise be a non-recognition transaction under the Internal Revenue Code of 1986, as amended (“Code”). As a condition to the closing of each Reorganization, the Trust, on behalf of the VCP Dynamic Allocation Portfolio, and the Trust, on behalf of the relevant Target Portfolio, will receive an opinion from Willkie Farr & Gallagher LLP to that effect. An opinion of counsel is not binding on the Internal Revenue Service (“IRS”) or any court and thus does not preclude the IRS from asserting, or a court from rendering, a contrary position.

For more information about the U.S. federal income tax consequences of each Reorganization, see “Material U.S. Federal Income Tax Consequences of the Reorganizations.”

Purchase, Redemption and Valuation of Shares

Procedures for the purchase, redemption and valuation of shares of each Target Portfolio and the VCP Dynamic Allocation Portfolio are identical.

COMPARISON OF THE PORTFOLIOS

Principal and Non-Principal Investment Risks

VCP Global Multi Asset Portfolio and VCP Dynamic Allocation Portfolio

The Portfolios are subject to certain similar principal and non-principal risks associated with an investment in the relevant Portfolio. The principal and non-principal investment risks of each Portfolio are set out in the table below.

	VCP Global Multi Asset Portfolio	VCP Dynamic Allocation Portfolio
Principal Risks

•  Counterparty Risk

•  Credit Risk

•  Derivatives Risk

•  Foreign Investment Risk

•  Hedging Risk

•  Interest Rate Risk

•  Issuer Risk

•  Large-Cap Companies Risk

•  Leverage Risk

•  Market Risk

•  Risk of Conflict with Insurance Company Interests

•  Bonds Risk

•  Small- and Mid-Cap Companies Risk

•  U.S. Government Obligations Risk

•  Volatility Management Risk

•  Active Trading Risk

•  Call Risk

•  Foreign Currency Risk

•  Emerging Markets Risk

•  Equity Securities Risk

•  Extension Risk

•  Foreign Sovereign Debt Risk

•  Futures Risk

•  Illiquidity Risk

•  Preferred Stock Risk

•  Municipal Securities Risk

•  Securities Selection Risk

•  Warrants and Rights Risk

•  Zero Coupon Bond Risk

•  Counterparty Risk

•  Credit Risk

•  Derivatives Risk

•  Foreign Investment Risk

•  Hedging Risk

•  Interest Rate Risk

•  Issuer Risk

•  Large-Cap Companies Risk

•  Leverage Risk

•  Market Risk

•  Risk of Conflict with Insurance Company Interests

•  Bonds Risk

•  Small- and Mid-Cap Companies Risk

•  U.S. Government Obligations Risk

•  Volatility Management Risk

•  Short Sales Risk

•  Money Market Securities Risk

•  Dynamic Allocation Risk

•  Investment Company Risk

•  Affiliated Portfolio Risk

•  “Passively Managed” Strategy Risk

•  Growth Stock Risk

•  Value Investing Risk

•  Credit Quality Risk

•  Mortgage- and Asset-Backed Securities Risk

	VCP Global Multi Asset Portfolio	VCP Dynamic Allocation Portfolio
Non-Principal Risks

•  Cybersecurity Risk

•  Exchange-Traded Funds Risk

•  Fixed Income Securities Risk – Junk Bonds Risk

•  Investment Company Risk

•  Real Estate Investment Trusts Risk

•  Sector Risk – Real Estate Industry Risk Structured Notes Risk

• Risks of the Underlying Portfolios. See Appendix C.

VCP Tactical Balanced Portfolio and VCP Dynamic Allocation Portfolio

The Portfolios are subject to certain similar principal and non-principal risks associated with an investment in the relevant Portfolio. The principal and non-principal investment risks of each Portfolio are set out in the table below.

	VCP Tactical Balanced Portfolio	VCP Dynamic Allocation Portfolio
Principal Risks

•  Counterparty Risk

•  Credit Risk

•  Derivatives Risk

•  Foreign Investment Risk

•  Hedging Risk

•  Interest Rate Risk

•  Issuer Risk

•  Large-Cap Companies Risk

•  Leverage Risk

•  Market Risk

•  Mortgage- and Asset-Backed Securities Risk

•  Risk of Conflict with Insurance Company Interests

•  Bonds Risk

•  Short Sales Risk

•  Small- and Mid-Cap Companies Risk

•  U.S. Government Obligations Risk

•  Volatility Management Risk

•  Active Trading Risk

•  Foreign Currency Risk

•  Emerging Markets Risk

•  Counterparty Risk

•  Credit Risk

•  Derivatives Risk

•  Foreign Investment Risk

•  Hedging Risk

•  Interest Rate Risk

•  Issuer Risk

•  Large-Cap Companies Risk

•  Leverage Risk

•  Market Risk

•  Mortgage- and Asset-Backed Securities Risk

•  Risk of Conflict with Insurance Company Interests

•  Bonds Risk

•  Short Sales Risk

•  Small- and Mid-Cap Companies Risk

•  U.S. Government Obligations Risk

•  Volatility Management Risk

•  Money Market Securities Risk

•  Dynamic Allocation Risk

	VCP Tactical Balanced Portfolio	VCP Dynamic Allocation Portfolio
	• Equity Securities Risk • Extension Risk • Floating Rate Securities Risk • Futures Risk • Illiquidity Risk • Prepayment Risk • Rolls Transactions Risk • Securities Selection Risk	• Investment Company Risk • Affiliated Portfolio Risk • “Passively Managed” Strategy Risk • Growth Stock Risk • Value Investing Risk • Credit Quality Risk
Non-Principal Risks

•  Cybersecurity Risk

•  Exchange-Traded Funds Risk

•  Fixed Income Securities Risk – Junk Bonds Risk

•  Fixed Income Securities Risk – Municipal Securities Risk

•  Investment Company Risk

•  Loan Participation and Assignments Risk

•  Tax Risk

• Risks of the Underlying Portfolios. See Appendix C.

The following discussion describes the principal risks that may affect the VCP Dynamic Allocation Portfolio and, therefore, the Combined Portfolio. You will find additional descriptions of specific risks in the Trust Prospectus.

As with any mutual fund, there can be no assurance that the VCP Dynamic Allocation Portfolio’s investment objective will be met or that the net return on an investment in the VCP Dynamic Allocation Portfolio will exceed what could have been obtained through other investment or savings vehicles.

Shares of the VCP Dynamic Allocation Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the VCP Dynamic Allocation Portfolio goes down, you could lose money.

The following are the principal investment risks associated with the VCP Dynamic Allocation Portfolio and, therefore, also with the Combined Portfolio:

Market Risk. Market risk is both a direct and indirect risk of investing in the Portfolio. The Portfolio’s or an Underlying Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the investment adviser’s assessment of companies held in an Underlying Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Portfolio’s or an Underlying Portfolio’s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable portfolios.

Derivatives Risk. Derivatives risk is both a direct and indirect risk of investing in the Portfolio. A derivative is any financial instrument whose value is based on, and determined by, another security, index or benchmark (i.e., stock options, futures, caps, floors, etc.). To the extent a derivative contract is used to hedge another position in the Portfolio or an Underlying Portfolio, the Portfolio or Underlying Portfolio will be exposed to the risks associated with hedging described below. To the extent an option, futures contract, swap, or other derivative is used to enhance return, rather than as a hedge, the Portfolio or Underlying Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position. Certain derivatives have the potential for undefined loss. By purchasing over-the-counter derivatives, the Portfolio or Underlying Portfolio is exposed to credit quality risk of the counterparty.

Counterparty Risk. Counterparty risk is both a direct and indirect risk of investing in the Portfolio. Counterparty risk is the risk that a counterparty to a security, loan or derivative held by the Portfolio or an Underlying Portfolio becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Portfolio or an Underlying Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and there may be no recovery or limited recovery in such circumstances.

Leverage Risk. Leverage risk is a direct risk of investing in the Portfolio. Certain ETFs, managed futures instruments, and some other derivatives the Portfolio buys involve a degree of leverage. Leverage occurs when an investor has the right to a return on an investment that exceeds the return that the investor would be expected to receive based on the amount contributed to the investment. The Portfolio’s use of certain economically leveraged futures and other derivatives can result in a loss substantially greater than the amount invested in the futures or other derivative itself. Certain futures and other derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When the Portfolio uses futures and other derivatives for leverage, a shareholder’s investment in the Portfolio will tend to be more volatile, resulting in larger gains or losses in response to the fluctuating prices of the Portfolio’s investments.

Bonds Risk. This is both a direct and indirect risk of investing in the Portfolio. As with any fund that invests significantly in bonds, the value of an investment in the Portfolio or an Underlying Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers.

Interest Rate Risk. Fixed income securities may be subject to volatility due to changes in interest rates. Duration is a measure of interest rate risk that indicates how price-sensitive a bond is to changes in interest rates. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. Any future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates.

Credit Risk. Credit risk is both a direct and indirect risk of investing in the Portfolio. Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Portfolio or an Underlying Portfolio could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions.

An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. Issuers with low credit ratings typically issue junk bonds. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.

Hedging Risk. A hedge is an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position in a related security (often a derivative, such as an option or a short sale). While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the related security will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced. For gross currency hedges by Underlying Portfolios, there is an additional risk, to the extent that these transactions create exposure to currencies in which an Underlying Portfolio’s securities are not denominated.

Short Sales Risk. Short sale risk is both a direct and indirect risk of investing in the Portfolio. Short sales by the Portfolio or an Underlying Portfolio involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales are potentially unlimited, whereas losses from purchases can be no greater than the total amount invested.

U.S. Government Obligations Risk. This is both a direct and indirect risk of investing in the Portfolio. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and are generally considered to have minimal credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government; the securities may be supported only by the ability to borrow from the

U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

Money Market Securities Risk. This is both a direct and indirect risk of investing in the Portfolio. An investment in the Portfolio is subject to the risk that the value of its investments in high-quality short-term obligations (“money market securities”) may be subject to changes in interest rates, changes in the rating of any money market security and in the ability of an issuer to make payments of interest and principal.

Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Other principal direct risks of investing in the VCP Dynamic Allocation Portfolio include:

Dynamic Allocation Risk. The Portfolio’s risks will directly correspond to the risks of the Underlying Portfolios and other direct investments in which it invests. The Portfolio is subject to the risk that the investment process that will determine the selection of the Underlying Portfolios and the allocation and reallocation of the Portfolio’s assets among the various asset classes may not produce the desired result. The Portfolio is also subject to the risk that the Subadviser may be prevented from trading certain derivatives effectively or in a timely manner.

Volatility Management Risk. The risk that the subadviser’s strategy for managing portfolio volatility may not produce the desired result or that the subadviser is unable to trade certain derivatives effectively or in a timely manner. There can be no guarantee that the Portfolio’s volatility will be below its target maximum level. Additionally, the volatility control process will not ensure that the Portfolio will deliver competitive returns. The use of derivatives in connection with the Portfolio’s managed volatility strategy may expose the Portfolio to losses (some of which may be sudden) that it would not have otherwise been exposed to if it had only invested directly in equity and/or fixed income securities. Efforts to manage the Portfolio’s volatility could limit the Portfolio’s gains in rising markets and may expose the Portfolio to costs to which it would otherwise not have been exposed. The Portfolio’s managed volatility strategy may result in the Portfolio outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance. The Portfolio’s managed volatility strategy also exposes shareholders to the risks of investing in derivative contracts. The subadviser uses a proprietary system to help it estimate the Portfolio’s expected volatility. The proprietary system used by the subadviser may perform differently than expected and may negatively affect performance and the ability of the Portfolio to maintain its volatility at or below its target volatility level for various reasons, including errors in using or building the system, technical issues implementing the system, data issues and various non-quantitative factors (e.g., market or trading system dysfunctions, and investor fear or over-reaction).

Risk of Conflict with Insurance Company Interests. Managing the Portfolio’s net equity exposure may serve to reduce the risk from equity market volatility to the affiliated insurance companies and facilitate their ability to provide guaranteed benefits associated with certain Variable Contracts. While the interests of Portfolio shareholders and the affiliated insurance companies providing guaranteed benefits associated with the Variable Contracts are generally aligned, the affiliated insurance companies (and the Adviser by virtue of its affiliation with the insurance companies) may face potential conflicts of interest. In particular, certain aspects of the Portfolio’s management have the effect of mitigating the financial risks to which the affiliated insurance companies are subjected by providing those guaranteed benefits. In addition, the Portfolio’s performance may be lower than similar portfolios that do not seek to manage their equity exposure.

Investment Company Risk. The risks of the Portfolio owning other investment companies, including the Underlying Portfolios, generally reflect the risks of owning the underlying securities they are designed to track. Disruptions in the markets for the securities held by other investment companies, including the Underlying Portfolios purchased or sold by the Portfolio, could result in losses on the Portfolio’s investment in such securities. Other investment companies, including the Underlying Portfolios, also have fees that increase their costs versus owning the underlying securities directly.

Affiliated Portfolio Risk. In managing the Portfolio, SunAmerica will have the authority to select and substitute the Underlying Portfolios. SunAmerica may be subject to potential conflicts of interest in allocating the Portfolio’s assets among the various Underlying Portfolios because the fees payable to it by some of the Underlying Portfolios are higher than the fees payable by other Underlying Portfolios and because SunAmerica also is responsible for managing and administering the Underlying Portfolios.

Other indirect principal risks of investing in the VCP Dynamic Allocation Portfolio (direct risks of investing in the Underlying Portfolios) include:

Large-Cap Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, an Underlying Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rate of successful smaller companies, particularly during extended periods of economic expansion.

“Passively Managed” Strategy Risk. An Underlying Portfolio following a passively managed strategy will not deviate from its investment strategy. In most cases, it will involve a passively managed strategy utilized to achieve investment results that correspond to a particular market index. Such an Underlying Portfolio will not sell securities in its portfolio and buy different securities for other reasons, even if there are adverse developments concerning a particular security, company or industry. There can be no assurance that the strategy will be successful.

Small- and Mid-Cap Companies Risk. Companies with smaller market capitalizations (particularly under $1 billion depending on the market) tend to be at early stages of development with limited product lines, operating histories, market access for products, financial resources, access to new capital, or depth in management. It may be difficult to obtain reliable information and financial data about these companies. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements than companies with larger capitalizations. Securities of medium-sized companies are also subject to these risks to a lesser extent.

Growth Stock Risk. Growth stocks are historically volatile, which will affect certain Underlying Portfolios.

Value Investing Risk. The investment adviser’s judgments that a particular security is undervalued in relation to the company’s fundamental economic value may prove incorrect, which will affect certain Underlying Portfolios.

Foreign Investment Risk. Investments in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as the U.S. government. Foreign investments will also be affected by local political or economic developments and governmental actions by the United States or other governments. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened for emerging markets issuers. Historically, the markets of emerging market countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

Credit Quality Risk. The creditworthiness of an issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. Issuers with low credit ratings typically issue junk bonds, which are considered speculative. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than investment grade bonds.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Asset-backed securities issued by trusts and special purpose corporations are backed by a pool of assets, such as credit card or automobile loan receivables representing the obligations of a number of different parties. Mortgage-backed securities directly or indirectly provide funds for mortgage loans made to residential home buyers. These include securities that represent interests in pools of mortgage loans made by lenders such as commercial banks, savings and loan institutions, mortgage bankers and others. They include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities, non-agency residential mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans or real property. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed-income securities. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and an Underlying Portfolio may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

Fundamental Investment Restrictions

Each of the Portfolios has identical fundamental investment restrictions. If the shareholders of a Target Portfolio approve the Reorganization relating to their Target Portfolio, SunAmerica will manage the Combined Portfolio pursuant to the investment restrictions of the VCP Dynamic Allocation Portfolio. The complete list of the fundamental investment restrictions of each Target Portfolio and the VCP Dynamic Allocation Portfolio is set out in “Appendix A – Fundamental Investment Restrictions.”

Performance Information

The following bar charts and tables illustrate the risks of investing in each Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of one or more broad-based securities indices. Fees and expenses incurred at the contract level are not reflected in the bar charts or tables. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future. For more information concerning the performance of each Portfolio, please refer to the Trust Prospectus, the Trust Annual Report and the Trust Semi-Annual Financial Statements. You may

request a copy of the Trust Prospectus, the Trust Annual Report and the Trust Semi-Annual Financial Statements at no charge by calling (800) 445-7862 or writing the Trust.

Calendar Year Total Returns, as of 12/31 each year for

Class 3 Shares of the VCP Global Multi Asset Portfolio

(Class 3 Shares)

20%
15%
10%
5%
0%
-5%
-10%
-15%
-20%
12.09%
-5.76%
15.69%
5.50%
7.61%
-17.71%
12.04%
2017
2018
2019
2020
2021
2022
2023

During the period shown in the bar chart, the highest return for a quarter was 8.80% (quarter ended December 31, 2023) and the lowest return for a quarter was -10.40% (quarter ended June 30, 2022). The year-to-date calendar return as of September 30, 2024 was 12.46%.

Average Annual Total Returns (For the periods ended December 31, 2023)

	1 Year	5 Years	Since Inception	Inception Date
Class 1 Shares	12.43%	4.19%	3.52%	9/26/2016
Class 3 Shares	12.04%	3.90%	3.82%	1/25/2016
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	26.29%	15.69%	14.33%
Blended Index	13.62%	7.00%	6.44%

Calendar Year Total Returns, as of 12/31 each year for

Class 3 Shares of the VCP Tactical Balanced Portfolio

(Class 3 Shares)

25%
20%
15%
10%
5%
0%
-5%
-10%
-15%
-20%
-25%
6.21%
-3.76%
6.72%
16.18%
-7.14%
18.76%
8.66%
8.06%
-17.67%
11.78%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

During the 10-year period shown in the bar chart, the highest return for a quarter was 10.27% (quarter ended December 31, 2023) and the lowest return for a quarter was -10.28% (quarter ended December 31, 2018). The year-to-date calendar return as of September 30, 2024 was 12.51%.

Average Annual Total Returns (For the periods ended December 31, 2023)

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class 1 Shares	11.98%	5.36%	N/A	4.88%	9/26/2016
Class 3 Shares	11,78%	5.12%	4.21%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	26.29%	15.69%	12.03%	13.52%
Blended Index	16.14%	8.66%	N/A	7.33%

Index inception returns reflect the inception date of Class 3 Shares

Calendar Year Total Returns, as of 12/31 each year for

Class 3 Shares of the VCP Dynamic Allocation Portfolio

(Class 3 Shares)

25%
20%
15%
10%
5%
0%
-5%
-10%
-15%
-20%
4.30%
-5.11%
4.45%
20.02%
-6.84%
20.39%
13.10%
9.31%
-17.15%
13.49%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

During the 10-year period shown in the bar chart, the highest return for a quarter was 10.06% (quarter ended December 31, 2023) and the lowest return for a quarter was -10.40% (quarter ended June 30, 2022). The year-to-date calendar return as of September 30, 2024 was 14.71%.

Average Annual Total Returns (For the periods ended December 31, 2023)

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class 1 Shares	13.85%	7.24%	N/A	6.65%	9/26/2016
Class 3 Shares	13.49%	6.95%	4.93%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	26.29%	15.69%	12.03%	13.52%
Blended Index	17.67%	9.98%	8.09%	8.57%

Index since inception returns reflect the inception date of Class 3 Shares.

Because the Combined Portfolio will most closely resemble the VCP Dynamic Allocation Portfolio, the VCP Dynamic Allocation Portfolio will be the accounting survivor of each Reorganization. The Combined Portfolio will also maintain the performance history of the VCP Dynamic Allocation Portfolio at the closing of each Reorganization.

Management of the Portfolios

SunAmerica serves as investment adviser and manager for each of the Portfolios. SunAmerica selects the subadvisers for the Portfolios, manages the investments for the VCP Dynamic Allocation Portfolio, oversees the subadvisers’ management of the VCP Global Multi Asset Portfolio and the VCP Tactical Balanced Portfolio, provides various administrative services and supervises the daily business affairs of each Portfolio. SunAmerica, located at 30 Hudson Street, 16th Floor, Jersey City, New Jersey 07302, is a limited liability company organized under the laws of Delaware, and managed, advised or administered assets in excess of $74.6 billion as of October 31, 2024. SunAmerica is an indirect, wholly-owned subsidiary of Corebridge Financial, Inc. (“Corebridge”). American International Group, Inc.’s (“AIG”) share ownership of Corebridge, the publicly-traded parent company of SunAmerica, and the rights granted to AIG by Corebridge as part of a separation agreement between AIG and Corebridge, provide AIG with control over Corebridge’s corporate and business activities.

AIG has announced its intention to sell all of its interest in Corebridge over time (such divestment, the “Separation Plan”). On September 19, 2022, AIG began its divestment with an initial public offering of Corebridge common stock. While AIG and Corebridge believe that Corebridge’s initial public offering did not result in a transfer of a controlling block of outstanding voting securities of SunAmerica or Corebridge (a “Change of Control Event”), it is anticipated that one or more of the transactions contemplated by the Separation Plan will ultimately be deemed a Change of Control Event resulting in the assignment and automatic termination of the current investment advisory and management agreement. To ensure that SunAmerica may continue to provide advisory services to the Portfolios without interruption, at a meeting held on October 13, 2022, the Board approved a new investment advisory and management agreement with SunAmerica, in connection with the Separation Plan. The Board also agreed to call and hold a joint meeting of shareholders on January 19, 2023, for shareholders of each Portfolio to (1) approve the new investment advisory and management agreement with SunAmerica that would be effective after the first Change of Control Event, and (2) approve any future investment advisory and management agreements approved by the Board and that have terms not materially different from the then-current agreement, in the event there are subsequent Change of Control Events arising from completion of the Separation Plan that terminate the investment advisory and management agreement after the first Change of Control Event. Approval of a future investment advisory and management agreement means that shareholders may not have another opportunity to vote on a new agreement with SunAmerica even upon a change of control, as long as no single person or group of persons acting together gains “control” (as defined in the 1940 Act) of SunAmerica. At the January 19, 2023 meeting, shareholders of the Portfolios approved the new and future investment advisory and management agreements.

SunAmerica has received an exemptive order from the SEC that permits SunAmerica, subject to certain conditions, to enter into agreements relating to the Trust with unaffiliated subadvisers approved by the Board of Trustees without obtaining shareholder approval. The exemptive order also permits SunAmerica, subject to the approval of the Board of Trustees but without shareholder approval, to employ new unaffiliated subadvisers for new or existing portfolios, change the terms of particular agreements with unaffiliated subadvisers or continue the employment of existing unaffiliated subadvisers after events that would otherwise cause an automatic termination of a subadvisory agreement. Shareholders will be notified of any subadviser changes that are made pursuant to the exemptive order within 60 days of hiring a new subadviser or making a material change to an existing subadvisory agreement. The order also permits the Portfolios to disclose fees paid to subadvisers on an aggregate, rather than individual, basis. In addition, pursuant to no-action relief, the SEC staff has extended multi-manager relief to any affiliated subadviser, provided certain conditions are met. The Portfolios’ shareholders have approved the Portfolios’ reliance on the no-action relief. SunAmerica will determine if and when a Portfolio should rely on the no-action relief.

BlackRock serves as the subadviser to the VCP Global Multi Asset Portfolio and is located at 1 University Square Drive, Princeton, NJ 08540-6455. BlackRock is an affiliate of BlackRock Advisors, LLC, a wholly-owned indirect subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with approximately $11.475 trillion in assets under management as of September 30, 2024.

The VCP Global Multi Asset Portfolio is managed by Philip J. Green and Michael Pensky. Mr. Green, Managing Director, is head of Global Tactical Asset Allocation (“GTAA”) within BlackRock’s Multi-Asset Strategies group. Mr. Green’s service with the firm dates back to 1999, including his years with Merrill Lynch Investment Managers (“MLIM”), which merged with BlackRock in 2006. At MLIM, he managed global tactical asset allocation and portable alpha products. Mr. Pensky, CFA, Managing Director, is a researcher and portfolio manager in the GTAA team. The team is responsible for managing global tactical asset allocation products with custom client preferences and constraints. Mr. Pensky’s service with the firm dates back to 2011. Prior to joining BlackRock, Mr. Pensky held a trading desk strategist position in Morgan Stanley’s Securitized Products Group and had worked as a senior analyst in Foreign Exchange Sales & Trading at SunTrust Robinson Humphrey.

PIMCO serves as the subadviser to the VCP Tactical Balanced Portfolio and provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. PIMCO manages $2.01 trillion in assets, including $1.62 trillion in third-party client assets, as of September 30, 2024. Assets include $79.9 billion (as of June 30, 2024) in assets managed by Prime Real Estate (formerly Allianz Real Estate), an affiliate and wholly-owned subsidiary of PIMCO and PIMCO Europe GmbH, that includes PIMCO Prime Real Estate GmbH, PIMCO Prime Real Estate LLC and their subsidiaries and affiliates. PIMCO Prime Real Estate LLC investment professionals provide investment management and other services as dual personnel through Pacific Investment Management Company LLC.

PIMCO Prime Real Estate GmbH operates separately from PIMCO. PIMCO’s address is 650 Newport Center Drive, Newport Beach, CA 92660.

The VCP Tactical Balanced Portfolio is managed by Graham A. Rennison, Mike Cudzil, Mohit Mittal and Paul-James White.

Mr. Rennison is an executive vice president in the quantitative portfolio management group in the Newport Beach office, managing multi-asset-class systematic strategies. Prior to joining PIMCO in 2011, Mr. Rennison was a director and head of systematic strategies research at Barclays in New York and also spent five years at Lehman Brothers in quantitative credit research in New York and London. He has 22 years of investment experience and holds master’s and undergraduate degrees in mathematics from Cambridge University, England.

Mr. Cudzil is a managing director and generalist portfolio manager based in the Newport Beach office. He is a rotating member of the PIMCO Investment Committee and co-chair of the Americas portfolio committee. As a portfolio manager across multi-sector fixed income mandates, Mr. Cudzil also serves as a senior member of the Total Return portfolio management team, co-lead of the liability-driven investment portfolio management team, and co-lead of the agency MBS portfolio management team. Mr. Cudzil is also a member of the steering committee for PIMCO Families, a resource group dedicated to supporting employees in their efforts to successfully manage career and family. Prior to joining PIMCO in 2012, he worked as a managing director and head of pass-through trading at Nomura. Mr. Cudzil previously held similar roles at Bank of America and Lehman Brothers, as well as a senior trading position at Salomon Brothers. He has 27 years of investment experience and holds a bachelor’s degree in political science from the University of Pennsylvania.

Mr. Mittal is CIO Core Strategies and a managing director based in the Newport Beach office. He is a member of the Investment Committee and a portfolio manager for fixed income multi-sector portfolios across the duration and credit spectrum. As CIO Core Strategies, Mr. Mittal has leadership and oversight responsibilities for long-only strategies across PIMCO’s Low and Moderate Duration, Total Return, and Long Duration strategy suite. Morningstar named him winner of the 2020 U.S. Morningstar Award for Investing Excellence in the Rising Talent category. Mr. Mittal also serves on the board of Orangewood Foundation. He joined PIMCO in 2007 and holds an MBA from the Wharton School of the University of Pennsylvania and an undergraduate degree in computer science from Indian Institute of Technology (IIT) in Delhi, India.

Mr. White is an executive vice president and a portfolio manager on the quantitative portfolio management team in the Newport Beach office. Prior to joining PIMCO in 2021, he worked at Man AHL, where he was head of portfolio management and co-portfolio manager of Man AHL’s flagship multi-strategy program. Prior to Man AHL, Mr. White was a fellow of All Souls College, University of Oxford, as well as the Institut des Hautes Etudes Scientifiques, where he specialized in number theory research. He has served as a member of the investment committee of All Souls

College, Oxford. He has 10 years of investment experience and holds a Ph.D. in mathematics from the University of Paris, a master’s degree from the University of Cambridge, and a bachelor’s degree awarded with the University Medal from the University of Wollongong.

AllianceBernstein is a Delaware limited partnership with principal offices at 501 Commerce Street, Nashville, TN 37203. AllianceBernstein is a leading global investment management firm. AllianceBernstein provides management services for many of the largest U.S. public and private employee benefit plans, endowments, foundations, public employee retirement funds, banks, insurance companies and high net worth individuals worldwide. AllianceBernstein is also one of the largest mutual fund sponsors, with a diverse family of globally distributed mutual fund portfolios. As of September 30, 2024, AllianceBernstein had approximately $806 billion in assets under management.

The Fund-of-Funds Component of the VCP Dynamic Allocation Portfolio is managed by Andrew Sheridan, Manisha Singh, CFA, and Robert Wu, CFA of SunAmerica and the Overlay Component of the VCP Dynamic Allocation Portfolio is managed by Joshua Lisser and Ben Sklar of AllianceeBernstein.

Name and Title	Portfolio Manager of the Fund- of-Funds Component of the Portfolio Since
SunAmerica
Andrew Sheridan Lead Portfolio Manager	February 2021
Manisha Singh, CFA Co-Portfolio Manager	2017
Robert Wu, CFA Co-Portfolio Manager	November 2021

Name and Title	Portfolio Managers of the Overlay Component of the Portfolio Since
AllianceBernstein
Joshua Lisser Chief Investment Officer — Index Strategies	2012
Ben Sklar Portfolio Manager — Index Strategies	2012

Mr. Sheridan, Senior Vice President and Lead Portfolio Manager of the Asset Allocation Team, joined SunAmerica in 2003. He also has served as a portfolio manager of the rules-based, ESG and index funds and was an equity research analyst specializing in the technology sector. Prior to joining SunAmerica, he worked as an analyst in the research department at U.S. Trust and was in the market research division of Greenwich Associates. Ms. Singh joined SunAmerica in June 2017 as Co-Portfolio Manager for the asset allocation fund-of-funds. Prior to joining SunAmerica, Ms. Singh served as Director, Manager Research team in Wealth Management at Ameriprise Financial Services, Inc. She joined Ameriprise in 2008, where she served as a portfolio manager for a suite of portfolios (discretionary wrap accounts), and a senior manager research analyst for unaffiliated mutual funds, exchange traded funds and separately managed accounts. Mr. Wu joined SunAmerica in 2011, serving as Director of Manager Research and AVP Investments before his current role as Portfolio Manager in the Asset Allocation Team. Prior to joining SunAmerica, Mr. Wu worked at Bjurman, Barry & Associates for over 11 years, where he served as Portfolio Manager and Senior Research Analyst managing growth equity portfolios.

Mr. Lisser joined AllianceBernstein in 1992 and is currently Chief Investment Officer of Index Strategies and a member of the Core/Blend Services investment team. Mr. Sklar joined AllianceBernstein in 2006 and is currently a Portfolio Manager of Index Strategies.

The Trust SAI provides additional information about the compensation of each Portfolio’s portfolio managers, other accounts managed by such managers and such managers’ ownership of securities in each Portfolio and other funds managed by SunAmerica.

As discussed below under “Investment Advisory and Management Agreement,” following the Reorganization, SunAmerica will continue to serve as the investment adviser of the Combined Portfolio and AllianceBernstein will continue to serve as Subadviser to the Combined Portfolio. It is anticipated that Messrs. Lisser and Sklar will be the portfolio managers of the Combined Portfolio following the Reorganizations.

The exemptive order discussed above will continue to apply to the Combined Portfolio following the completion of the Reorganization. As a result, shareholder approval would not be required to employ an unaffiliated subadviser for the Combined Portfolio, change the terms of particular agreements with unaffiliated subadvisers or continue the employment of existing unaffiliated subadvisers after events that would otherwise cause an automatic termination of a subadvisory agreement.

Investment Advisory and Management Agreement

Pursuant to the Trust’s Investment Advisory and Management Agreement with SunAmerica (each, a “Management Agreement”), each Portfolio pays SunAmerica an advisory fee. As compensation for its services, SunAmerica receives from the Trust a fee, accrued daily and payable monthly, based on the average daily net asset value of each Portfolio at the following annual rates listed below:

Portfolio	Average daily net asset value		Advisory Fee Rate
VCP Global Multi Asset Portfolio	First	$500 million	0.86%
	Next	$2.5 billion	0.84%
	Over	$3 billion	0.79%
VCP Tactical Balanced Portfolio	First	$750 million	0.86%
	Next	$750 million	0.85%
	Over	$1.5 billion	0.82%
VCP Dynamic Allocation Portfolio	First	$1.5 billion	0.25%
	Next	$1.5 billion	0.22%
	Over	$3 billion	0.20%

The management fee rate currently payable by each of the VCP Global Multi Asset Portfolio and the VCP Tactical Balanced Portfolio is higher at all asset levels than the management fee rate of the VCP Dynamic Allocation Portfolio. As a result, following the Reorganizations, current VCP Global Multi Asset Portfolio and VCP Tactical Balanced Portfolio shareholders will be subject to lower annualized management fees. Pursuant to an Advisory Fee Waiver Agreement, effective through April 30, 2026, SunAmerica is contractually obligated to waive its management fee with respect to (i) the VCP Global Multi Asset Portfolio so that the advisory fee rate payable to SunAmerica is equal to 0.85% on the first $500 million, 0.81% on the next $2.5 billion and 0.79% over $3 billion, and (ii) the VCP Dynamic Allocation Portfolio so that the advisory fee on average daily net assets payable to SunAmerica equals 0.25% on the first $1.5 billion, 0.22% on the next $1.5 billion, 0.20% on the next $5 billion, and 0.19% over $8 billion. In addition, pursuant to an Expense Limitation Agreement, SunAmerica has contractually agreed through April 30, 2026, to waive its fees and/or reimburse expenses to the extent that the Total Annual Portfolio Operating Expenses exceed (i), with respect to the VCP Global Multi Asset Portfolio, 0.91% and 1.16% of the average daily net assets of the VCP Global Multi Asset Portfolio’s Class 1 and Class 3 shares, respectively, and (ii), with respect to the VCP Tactical Balanced Portfolio, 0.91% and 1.16% of the average daily net assets of the VCP Tactical Balanced Portfolio’s Class 1 and Class 3 shares, respectively.

For its most recent fiscal year, each Portfolio paid SunAmerica a fee equal to the following percentage of average daily net assets:

Fund	Fee
VCP Global Multi Asset Portfolio	0.85%
VCP Tactical Balanced Portfolio	0.86%
VCP Dynamic Allocation Portfolio	0.21%

The Portfolios are party to the same Management Agreement and the services provided to each Portfolio under the Management Agreement are identical.

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the Trust Annual Report, for the year ended January 31, 2024, as filed with the SEC on April 9, 2024.

Following the completion of the Reorganizations, the Combined Portfolio will be managed by SunAmerica pursuant to the Management Agreement with respect to the VCP Dynamic Allocation Portfolio, as described above. As discussed above, the services provided to each Portfolio under the Management Agreement are identical.

Service Providers

State Street Bank and Trust Company (“State Street”), located at One Congress Street, Boston, Massachusetts 02114, serves as custodian for each Portfolio. In this capacity, State Street maintains the portfolio securities held by each Portfolio, administers the purchase and sale of portfolio securities and performs certain other duties. VALIC Retirement Services Company, 2929 Allen Parkway, Houston, Texas 77019, is each Portfolio’s transfer and dividend disbursing agent. PricewaterhouseCoopers LLP (“PwC”), located at 1000 Louisiana Street, Suite 5800, Houston, Texas 77002, is each Portfolio’s independent registered public accounting firm. PwC performs an annual audit of each Portfolio’s financial statements and provides tax advisory services, tax return preparation and accounting services relating to filings with the SEC. The firm of Willkie Farr & Gallagher LLP, located at 787 Seventh Avenue, New York, New York 10019, serves as legal counsel to each Portfolio.

Combined Portfolio. Each Portfolio currently uses the same service providers and it is anticipated that the Combined Portfolio will continue to use such service providers.

Distribution and Service Fees

Class 3 shares of each Portfolio, are subject to a Rule 12b-1 plan (each, a “Plan” and together, the “Plans”) that provides for service fees payable at the annual rate of up to 0.25% of the average daily net assets of Class 3 shares. The service fees will be used to compensate the Life Companies for costs associated with servicing such class of shares, including the cost of reimbursing the Life Companies for expenditures made to financial intermediaries for providing services to contract holders of the Variable Contracts who are the indirect beneficial owners of the Portfolios’ Class 3 shares. Because these service fees are paid out of each Portfolio’s Class 3 assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Continuance of the Plan with respect to each Portfolio is subject to annual approval by vote of the Independent Trustees. A Plan may not be amended to increase materially the amount authorized to be spent thereunder with respect to a class of a Portfolio, without approval of the shareholders of the affected class of shares of the Portfolio. In addition, all material amendments to the Plans must be approved by the Trustees in the manner described above. A Plan may be terminated at any time with respect to a Portfolio without payment of any penalty by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the affected class of shares of the Portfolio. So long as the Plans are in effect, the election and nomination of the Independent Trustees of the Trust shall be committed to the discretion of the Independent Trustees. In the Trustees’ quarterly review of the Plans, they will consider the continued appropriateness of, and the level of, compensation provided in the Plans. In their consideration of the Plans with respect to a Portfolio, the Trustees must consider all factors they deem relevant, including information as to the benefits for the Portfolio for the shareholders of the relevant class of the Portfolio.

Following the Reorganizations, the Combined Portfolio will continue to be subject to the Plan, as described above, for its share classes. The Plans are identical for Class 3 shares of each Portfolio.

Dividends and Distributions

The policies with respect to payment of dividends and distributions of each Target Portfolio and the VCP Dynamic Allocation Portfolio are identical and such procedures will remain in place for the Combined Portfolio. Shareholders should refer to the Trust Prospectus for the specific policies with respect to payment of dividends and capital gains distributions.

Market Timing Trading Policies and Procedures

The market timing trading policies and procedures of each Target Portfolio and the VCP Dynamic Allocation Portfolio are identical, and such policies and procedures will remain in place for the Combined Portfolio. Shareholders should refer to the Trust Prospectus for the specific market timing trading policies and procedures.

Purchase, Redemption and Valuation of Shares

Procedures for the purchase, redemption and valuation of shares of each Target Portfolio and the VCP Dynamic Allocation Portfolio are identical and such procedures will remain in place for the Combined Portfolio. Shareholders should refer to the Trust Prospectus for the specific procedures applicable to purchases and redemptions of shares.

Shares of the Portfolios are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under Variable Contracts offered by life insurance companies affiliated with SunAmerica, the Trust’s investment adviser and manager. The term “Manager” as used in this section means either SunAmerica or other registered investment advisers that serve as subadvisers to the Trust, as the case may be. All shares of the Trust are owned by “Separate Accounts” of the life insurance companies, certain Portfolios of the Trust and certain series of Seasons Series Trust. If you would like to invest in a Portfolio, you must purchase a Variable Contract from one of the life insurance companies. The Trust offers three classes of shares: Class 1, Class 2 and Class 3 shares. The VCP Dynamic Allocation Portfolio offers Class 1 and Class 3 shares. Certain classes of shares are offered only to existing contract owners and are not available to new investors. In addition, not all Portfolios are available to all contract owners.

You should be aware that the Variable Contracts involve fees and expenses that are not described in this Prospectus, and that the contracts also may involve certain restrictions and limitations. You will find information about purchasing a Variable Contract and the Portfolios available to you in the prospectus that offers the Variable Contracts.

The Trust does not foresee a disadvantage to contract owners arising out of the fact that the Trust offers its shares for Variable Contracts through the various life insurance companies. Nevertheless, the Board intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more insurance company separate accounts might withdraw their investments in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices..

Valuation of shares. The net asset value per share (“NAV”) for each Portfolio and class is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern Time) by dividing the net assets of each class by the number of such class’s outstanding shares. The NAV for each Portfolio’s class of shares also may be calculated on any other day in which there is sufficient liquidity in the securities held by the Portfolio. As a result, the value of the Portfolio’s shares may change on days when you will not be able to purchase or redeem your shares. The value of the investments held by each Portfolio are determined by SunAmerica, as the “valuation designee”, pursuant to its valuation procedures. The Board of Trustees oversees the valuation designee and at least annually reviews its valuation policies and procedures.

Investments for which market quotations are readily available are valued at their market price as of the close of regular trading on the NYSE for the day, unless the market quotations are determined to be unreliable. Securities and other assets for which market quotations are unavailable or unreliable are valued by the valuation designee at fair value in accordance with valuation procedures. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds. In addition, there can be no assurance that fair value pricing will reflect actual market value and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security. Investments in registered investment companies that do not trade on an exchange are valued at the end of the day NAV. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. The prospectus for any such open-end funds should explain the circumstances under which these funds use fair value pricing and the effect of using fair value pricing.

As of the close of regular trading on the NYSE, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation or if there is no sale on the day of valuation, at the last reported bid price. If a security’s price is available from more than one exchange, a Portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and a Portfolio may determine that certain closing prices do not reflect the fair value of a security. This determination will be based on a review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the valuation designee determines that closing prices do not reflect the fair value of the securities, the valuation designee will adjust the previous closing prices in accordance with pricing procedures to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE.

A Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Trust uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Because Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not, the NAV of the Class 2 or Class 3 shares will generally be lower than the NAV of the Class 1 shares of each Portfolio.

Certain of the Portfolios may invest to a large extent in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Trust does not price its shares. As a result, the value of these Portfolios’ securities may change on days when the Trust is not open for purchases or redemptions.

Buy and sell prices. The Separate Accounts, certain Portfolios of the Trust and certain series of Seasons Series Trust buy and sell shares of a Portfolio at NAV, without any sales or other charges. However, as discussed above, Class 2 and Class 3 shares are subject to service fees pursuant to a Rule 12b-1 plan.

Execution of requests. The Trust is open on those days when the NYSE is open for regular trading. Buy and sell requests are executed at the next NAV to be calculated after the request is accepted by the Trust. If the order is received and is in good order by the Trust, or the insurance company as its authorized agent, before the Trust’s close of business (generally 4:00 p.m., Eastern time), the order will receive that day’s closing price. If the order is received after that time, it will receive the next business day’s closing price.

Under the 1940 Act, a Portfolio may suspend the right of redemption or postpone the date of payment for more than seven days in the following unusual circumstances:

•	during any period in which the NYSE is closed other than customary weekend and holiday closings or during any period in which trading on the NYSE is deemed to be restricted;

•

during any period in which an emergency exists, as a result of which (i) it is not reasonably practicable for the Portfolio to dispose of securities owned by it or (ii) it is not reasonably practicable for the Portfolio to fairly determine the value of its net assets; or

•	during such other periods as the SEC may by order permit to protect Portfolio shareholders.

The SEC will determine the conditions under which trading shall be deemed to be restricted and the conditions under which an emergency shall be deemed to exist.

Your redemption proceeds typically will be sent within three business days after your request is submitted, but in any event, within seven days. Under normal circumstances, the Trust expects to meet redemption requests by using cash or cash equivalents in a Portfolio or by selling portfolio assets to generate cash. During periods of stressed market conditions, a Portfolio may be more likely to limit cash redemptions and may determine to pay redemption proceeds by borrowing under a line of credit.

Frequent Purchases and Redemptions of Shares

The Portfolios, which are offered only through Variable Contracts, are intended for long-term investment and not as frequent short-term trading (“market timing”) vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers or redemptions should not acquire Variable Contracts that relate to shares of the Portfolios.

The Board has adopted policies and procedures with respect to market timing activity as discussed below.

The Trust believes that market timing activity is not in the best interest of the Portfolios’ performance or their participants. Market timing can disrupt the ability of SunAmerica or a subadviser to invest assets in an orderly, long-term manner, which may have an adverse impact on the performance of a Portfolio. In addition, market timing may increase a Portfolio’s expenses through increased brokerage, transaction and administrative costs; forced and unplanned portfolio turnover; and large asset swings that decrease a Portfolio’s ability to provide maximum investment return to all participants. This in turn can have an adverse effect on Portfolio performance.

Since certain Portfolios invest significantly in foreign securities and/or high yield fixed income securities (“junk bonds”), they may be particularly vulnerable to market timing.

Market timing in Portfolios investing significantly in foreign securities may occur because of time zone differences between the foreign markets on which a Portfolio’s international portfolio securities trade and the time as of which the Portfolio’s NAV is calculated. Market timing in Portfolios investing significantly in junk bonds may occur if market prices are not readily available for a Portfolio’s junk bond holdings. Market timers may purchase shares of a Portfolio based on events occurring after foreign market closing prices are established but before calculation of the Portfolio’s NAV, or if they believe market prices for junk bonds are not accurately reflected by a Portfolio. One of the objectives of the Trust’s fair value pricing procedures is to minimize the possibilities of this type of market timing (see “Transaction Policies – Valuation of Shares”).

Although shares of the Portfolios may be held by other portfolios of the Trust and Seasons Series Trust, they are generally held through Separate Accounts. The ability of the Trust to monitor transfers made by the participants in Separate Accounts maintained by financial intermediaries is limited by the institutional nature of these omnibus accounts. The Board’s policy is that the Portfolios must rely on the Separate Accounts to both monitor market timing within a Portfolio and attempt to prevent it through their own policies and procedures.

The Trust has entered into agreements with the Separate Accounts that require the Separate Accounts to provide certain information to help identify frequent trading activity and to prohibit further purchases or exchanges by a shareholder identified as having engaged in frequent trades. In situations in which the Trust becomes aware of possible market timing activity, it will notify the Separate Account in order to help facilitate the enforcement of such entity’s market timing policies and procedures.

There is no guarantee that the Trust will be able to detect market timing activity or the participants engaged in such activity, or, if it is detected, to prevent its recurrence. Whether or not the Trust detects it, if market timing activity occurs, you may be subject to the disruptions and increased expenses discussed above. The Trust reserves the right, in its sole discretion and without prior notice, to reject or refuse purchase orders received from insurance company Separate Accounts, whether directly or by transfer, including orders that have been accepted by a financial intermediary, that the Trust determines not to be in the best interest of a Portfolio. Such rejections or refusals will be applied uniformly without exception.

Any restrictions or limitations imposed by the Separate Accounts may differ from those imposed by the Trust. Please review your Variable Contract prospectus for more information regarding the insurance company’s market timing policies and procedures, including any restrictions or limitations that the Separate Accounts may impose with respect to trades made through a Variable Contract. Please refer to the documents pertaining to your Variable Contract prospectus on how to direct investments in or redemptions from (including making transfers into or out of) the Portfolios and any fees that may apply.

Payments in Connection with Distribution

Certain life insurance companies affiliated with SunAmerica receive revenue sharing payments from SunAmerica and certain subadvisers in connection with certain administrative, marketing and other servicing activities, including payments to help offset costs for marketing activities and training to support sales of the Portfolios, as well as occasional gifts, entertainment or other compensation as incentives. Payments may be derived from 12b-1 (service) fees that are deducted directly from the assets of the Portfolios or from investment management fees received by SunAmerica or the subadvisers.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Purchases and Sales of Portfolio Shares

Shares of the Portfolios may only be purchased or redeemed through Variable Contracts offered by the separate accounts of participating life insurance companies and by other portfolios of the Trust and Seasons Series Trust. Shares of a Portfolio may be purchased and redeemed each day the New York Stock Exchange is open, at the Portfolio’s net asset value determined after receipt of a request in good order.

The Portfolios do not have any initial or subsequent investment minimums. However, your insurance company may impose investment or account minimums. Please consult the prospectus (or other offering document) for your Variable Contract which may contain additional information about purchases and redemptions of Portfolio shares.

Tax Information

The Portfolios will not be subject to U.S. federal income tax so long as they qualify as regulated investment companies and distribute their income and gains each year to their shareholders. However, contractholders may be subject to U.S. federal income tax (and a U.S. federal Medicare tax of 3.8% that applies to net investment income, including taxable annuity payments, if applicable) upon withdrawal from a Variable Contract. Contractholders should consult the prospectus (or other offering document) for the Variable Contract for additional information regarding taxation.

Payments to Broker-Dealers and Other Financial Intermediaries

The Portfolios are not sold directly to the general public but instead are offered as an underlying investment option for Variable Contracts and to other portfolios of the Trust and Seasons Series Trust. A Portfolio and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may create a conflict of interest as they may be a factor that the insurance company considers in including a Portfolio as an underlying investment option in the Variable Contract. The prospectus (or other offering document) for your Variable Contract may contain additional information about these payments.

FINANCIAL HIGHLIGHTS

The following Financial Highlights table for the Acquiring Portfolio is intended to help you understand the Acquiring Portfolio’s financial performance for the periods shown. Certain information reflects financial results for a single Acquiring Portfolio share. The total returns in each table represent the rate that an investor would have earned on an investment in the Acquiring Portfolio (assuming reinvestment of all dividends and distributions). Separate Account charges are not reflected in the total returns. If these amounts were reflected, returns would be less than those shown. This information has been audited (except for the period ended July  31, 2024) by PricewaterhouseCoopers LLP, whose report, along with the Acquiring Portfolio’s financial statements, is included in the Trust Annual Report, which is available upon request. The Acquiring Portfolio’s unaudited financial statements for the semi-annual period ended July  31, 2024 are included in the Trust Semi-Annual Financial Statements, which is available upon request.

The financial highlights of each Target Portfolio are included in the Trust Prospectus, which is incorporated herein by reference into this Combined Information Statement/Prospectus. The financial highlights of each Target Portfolio may also be found in the Trust Annual Report and the Trust Semi-Annual Financial Statements, which are available upon request.

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments(3)(5)		Total expenses after waivers and/or reimburse- ments(3)		Net investment income (loss)(3),(4)		Portfolio turnover

SA VCP Dynamic Allocation Portfolio – Class 1
01/31/20	$11.87	$0.18	$1.57	$1.75	$—	$(0.50)	$(0.50)	$13.12	14.92%	$220	0.23%		0.22%		1.41%		12%
01/31/21	13.12	0.20	1.41	1.61	(0.20)	(0.75)	(0.95)	13.78	12.53	284	0.23		0.22		1.53		17
01/31/22	13.78	0.27	0.50	0.77	(0.27)	(0.86)	(1.13)	13.42	5.19	492	0.22		0.21		1.94		14
01/31/23	13.42	0.18	(1.49)	(1.31)	(0.35)	(1.03)	(1.38)	10.73	(9.04)	440	0.23		0.23		1.52		14
01/31/24	10.73	0.20	0.72	0.92	(0.28)	(0.50)	(0.78)	10.87	9.25	522	0.26	(6)	0.25	(6)	1.88		11
07/31/24@	10.87	0.02	1.07	1.09	—	—	—	11.96	10.03	477	0.26	(7)(8)	0.25	(7)(8)	0.41	(7)	6

SA VCP Dynamic Allocation Portfolio – Class 3
01/31/20	11.90	0.13	1.58	1.71	—	(0.50)	(0.50)	13.11	14.55	11,697,671	0.48		0.47		1.05		12
01/31/21	13.11	0.15	1.42	1.57	(0.16)	(0.75)	(0.91)	13.77	12.26	11,751,233	0.48		0.47		1.11		17
01/31/22	13.77	0.10	0.63	0.73	(0.23)	(0.86)	(1.09)	13.41	4.93	10,989,643	0.47		0.46		0.72		14
01/31/23	13.41	0.12	(1.46)	(1.34)	(0.31)	(1.03)	(1.34)	10.73	(9.30)	8,834,352	0.48		0.48		0.99		14
01/31/24	10.73	0.14	0.75	0.89	(0.24)	(0.50)	(0.74)	10.88	9.01	8,349,868	0.51	(6)	0.50	(6)	1.35		11
07/31/24@	10.88	0.01	1.06	1.07	—	—	—	11.95	9.83	8,436,427	0.51	(7)(8)	0.50	(7)(8)	0.16	(7)	6

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Does not include underlying portfolio expenses that the Portfolio bears indirectly.
(4)

Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests. Accordingly, the ratio of net investment income does not reflect the proportionate share of income from the underlying funds in which the Portfolio invests.

(5)	Total expenses represent expenses prior to waivers and/or reimbursements. Such waiver/reimbursement amounts were previously reported in the notes to the financial highlights table.
(6)	Includes interest expense of 0.03% relating to derivative activity.
(7)	Annualized
(8)	Includes interest expense of 0.02% relating to derivative activity.

INFORMATION ABOUT THE REORGANIZATIONS

General

Under each Reorganization Agreement, the relevant Target Portfolio will transfer its assets and liabilities to the VCP Dynamic Allocation Portfolio in exchange for Class 1 and/or Class 3 shares of the VCP Dynamic Allocation Portfolio. For more details about the Reorganization Agreements, see Appendix B — “Form of Agreement and Plan of Reorganization.” The shares of the VCP Dynamic Allocation Portfolio issued to each Target Portfolio will have an aggregate net asset value equal to the aggregate net asset value of the Target Portfolio’s shares outstanding immediately prior to the applicable Reorganization. Upon receipt by a Target Portfolio of the shares of the VCP Dynamic Allocation Portfolio, the Target Portfolio will distribute the shares to its shareholders. Then, as soon as practicable after the Closing Date (as defined in Appendix B), the Target Portfolio will be terminated as a series of the relevant Trust under applicable state law.

The distribution of VCP Dynamic Allocation Portfolio shares to the Target Portfolio’s Separate Account shareholders will be accomplished by crediting your Variable Contract with shares of the VCP Dynamic Allocation Portfolio whose aggregate value at the time of issuance will equal the aggregate value of the Target Portfolio held in your Variable Contract on that date See “Terms of the Reorganization Agreement” below.

Accordingly, as a result of a Reorganization, the relevant Target Portfolio shareholders will own the same class of shares of the VCP Dynamic Allocation Portfolio having an aggregate NAV immediately after the Closing Date equal to the aggregate net asset value of that shareholder’s Target Portfolio shares immediately prior to the Closing Date. Each Reorganization will not result in dilution of either Portfolio’s net asset value. However, as a result of a Reorganization, a shareholder of the relevant Target Portfolio or the VCP Dynamic Allocation Portfolio will hold a reduced percentage of ownership in the larger Combined Portfolio than the shareholder did in the applicable Portfolio.

Terms of the Reorganization Agreements

Pursuant to each Reorganization Agreement, the VCP Dynamic Allocation Portfolio will acquire the assets of the relevant Target Portfolio on the Closing Date in consideration for the assumption of the Target Portfolio’s liabilities and shares of the VCP Dynamic Allocation Portfolio.

On the Closing Date, the relevant Target Portfolio will transfer to the VCP Dynamic Allocation Portfolio its assets in exchange solely for Class 1 and Class 3 shares of the VCP Dynamic Allocation Portfolio that are equal in value to the value of the net assets of the Target Portfolio transferred to the VCP Dynamic Allocation Portfolio as of the Closing Date, as determined in accordance with the VCP Dynamic Allocation Portfolio’s valuation procedures or such other valuation procedures as shall be mutually agreed upon by the Portfolios, and the assumption by the VCP Dynamic Allocation Portfolio of the liabilities of the Target Portfolio. In order to minimize any potential for undesirable federal income and excise tax consequences in connection with each Reorganization, the relevant Target Portfolio will distribute on or before the Closing Date all of its undistributed net investment income and net capital gains as of such date.

Each Target Portfolio expects to distribute the shares of the VCP Dynamic Allocation Portfolio to the shareholders of the Target Portfolio promptly after the Closing Date. Upon distribution of such shares, all outstanding shares of the Target Portfolio will be redeemed in accordance with Massachusetts law and the Declaration of Trust of the Trust. Thereafter, the relevant Target Portfolio will be terminated as a series of the Trust under Massachusetts law.

Each of the Portfolios has made certain standard representations and warranties to each other regarding capitalization, status and conduct of business.

Unless waived in accordance with the applicable Reorganization Agreement, the obligations of the relevant Trust, on behalf of its Portfolio(s), are conditioned upon, among other things:

•	the absence of any rule, regulation, order, injunction or proceeding preventing or seeking to prevent the consummation of the transactions contemplated by the Reorganization Agreement;

•	the receipt of all necessary approvals, consents, registrations and exemptions under federal, state and local laws;

•

the truth in all material respects as of the Closing Date of the representations and warranties of the Portfolios and performance and compliance in all material respects with the Portfolios’ agreements, obligations and covenants required by the Reorganization Agreement;

•

the effectiveness under applicable law of the registration statement of the Trust of which this Combined Information Statement/Prospectus forms a part and the absence of any stop orders under the Securities Act of 1933 pertaining thereto;

•	the declaration of a dividend by the Target Portfolio to distribute all of its undistributed net investment income and net capital gains; and

•	the receipt of opinions of counsel relating to, among other things, the tax-free nature of the Reorganization.

Each Reorganization Agreement may be terminated or amended by the mutual consent of the Trust, on behalf of the relevant Portfolio.

Reasons for the Reorganizations

The Board of Trustees evaluated each Reorganization independently of the other Reorganizations and approved each Reorganization separately, as applicable. The factors considered by the Board of Trustees with regard to each relevant Reorganization include, but are not limited to, the following:

•

The fact that the investment objectives of the Target Portfolios are similar to the investment objective of the VCP Dynamic Allocation Portfolio. The fact that certain strategies of the relevant Target Portfolio and the VCP Dynamic Allocation Portfolio are compatible, while others are different. The Board of Trustees considered the principal differences in investment objective and investment strategy between the VCP Dynamic Allocation Portfolio and each relevant Target Portfolio. See “Summary—Investment Objectives and Principal Investment Strategies.”

•	The possibility that the Combined Portfolio is more likely to achieve further operating efficiencies and economies of scale from its larger net asset size compared to each Target Portfolio.

•	The expectation that the Combined Portfolio will have total annual operating expenses below those of each Target Portfolio.

•

The personnel of SunAmerica and the Subadviser who will manage the Combined Portfolio. The Trustees considered that SunAmerica will continue to serve as the investment adviser of the Combined Portfolio after the Reorganizations, and the Subadviser of the VCP Dynamic Allocation Portfolio will continue to serve as subadviser of the Combined Portfolio after the Reorganizations. See “Comparison of the Portfolios—Management of the Portfolios.”

•	The relative performance histories of each Portfolio over different time periods compared with each other.

•	The relative size of each of the Target Portfolios and the VCP Dynamic Allocation Portfolio, and the prospects for further growth and long-term viability of each of the Target Portfolios.

•

The fact that it is currently anticipated that there will be no gain or loss recognized by shareholders for federal income tax purposes as a result of a Reorganization, as each Reorganization is expected to be a tax-free transaction.

•

The fact that the aggregate net asset value of the shares that shareholders of the relevant Target Portfolio will receive in the Reorganization will equal the aggregate net asset value of the shares that shareholders of the relevant Target Portfolio own immediately prior to the Reorganization, and that shareholders of the relevant Target Portfolio will not be diluted as a result of the Reorganization.

•

The fact that substantially all of the portfolio holdings of the Target Portfolios would be sold before or immediately following the Reorganizations and the estimated brokerage commissions and other portfolio transaction costs and capital gains, if any, relating to the realignment of each Target Portfolio’s portfolio prior to, or immediately following, the applicable Reorganization.

•

The fact that SunAmerica or its affiliates will pay half of the expenses incurred in connection with the Reorganizations, including half of all direct and indirect expenses and out-of-pocket costs other than any transaction costs relating to the sale of each Target Portfolio’s portfolio securities prior to or after the applicable Reorganization as described in the relevant Reorganization Agreement. No shareholder or Contract Owner would incur any sales charge, commission, redemption fee or other transactional fee as a result of the change of investment resulting from the Reorganization.

•	The possible alternatives to the Reorganization.

For these and other reasons, the Board of Trustees unanimously concluded that, based upon the factors and determinations summarized above, consummation of each relevant Reorganization is in the best interests of the relevant Portfolio and the interests of the Portfolio’s existing shareholders will not be diluted as a result of the Reorganization. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all of the factors taken as a whole, though individual Trustees may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.

The Trust’s Declaration of Trust and applicable state law do not require shareholder approval of the Reorganizations. Moreover, Rule 17a-8 under the 1940 Act does not require shareholder approval of the Reorganizations, provided certain conditions are met. Because applicable legal requirements do not require shareholder approval under these circumstances and the Board has determined that each Reorganization is in the best interests of each Portfolio, shareholders are not being asked to vote on the Reorganizations.

Material U.S. Federal Income Tax Consequences of the Reorganizations

The following is a general summary of the material anticipated U.S. federal income tax consequences of each Reorganization. The discussion is based upon the Code, Treasury regulations, court decisions, published positions of the IRS and other applicable authorities, all as in effect on the date hereof and all of which are subject to change or differing interpretations (possibly with retroactive effect). The discussion is limited to interests in the Target Portfolios held by the Separate Accounts and the holders of Variable Contracts issued by the Separate Accounts. This summary does not address all of the U.S. federal income tax consequences that may be relevant to a particular shareholder or to shareholders who may be subject to special treatment under federal income tax laws. No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of the tax aspects described below. This discussion assumes that the Variable Contracts issued by the Separate Accounts are and remain qualified as Annuity Contracts. Owners of Variable Contracts should consult their own tax advisers as to the U.S. federal income tax consequences of a Reorganization, as well as the effects of state, local and non-U.S. tax laws.

It is a condition to the closing of each Reorganization that the Trust, on behalf of each relevant Portfolio, receive an opinion from Willkie Farr & Gallagher LLP, counsel to each Portfolio, dated as of the Closing Date, that the Reorganization will be a “reorganization” within the meaning of Section 368(a) of the Code and that the Target Portfolio and the VCP Dynamic Allocation Portfolio each will be a “party to a reorganization” within the meaning of Section 368(b) of the Code. As a “reorganization” within the meaning of Section 368(b) of the Code, the U.S. federal income tax consequences of each Reorganization can be summarized as follows:

•

No gain or loss will be recognized by the Target Portfolio or by the VCP Dynamic Allocation Portfolio upon the transfer of substantially all of the assets of the Target Portfolio to the VCP Dynamic Allocation Portfolio solely in exchange for the shares of the VCP Dynamic Allocation Portfolio and the assumption by the VCP Dynamic Allocation Portfolio of the liabilities of the Target Portfolio; or upon the distribution of the shares of the VCP Dynamic Allocation Portfolio by the Target Portfolio to its Life Company Holders in the subsequent termination of the Target Portfolio.

•

No gain or loss will be recognized by a Life Company Holder of the Target Portfolio that exchanges all of its shares of the Target Portfolio solely for the shares of the VCP Dynamic Allocation Portfolio pursuant to the Reorganization.

•

The tax basis of the shares of the VCP Dynamic Allocation Portfolio received by a Life Company Holder of the Target Portfolio pursuant to the Reorganization (including any fractional share) will be the same as the tax basis of the shares of the Target Portfolio surrendered in exchange therefor.

•	The holding period of the shares of the VCP Dynamic Allocation Portfolio received by a Life Company Holder of the Target Portfolio pursuant to the

Reorganization (including any fractional share) will include the holding period of the shares of the Target Portfolio surrendered in exchange therefor.

•

The VCP Dynamic Allocation Portfolio’s tax basis in assets of the Target Portfolio received by the VCP Dynamic Allocation Portfolio pursuant to the Reorganization will, in each instance, equal the tax basis of such assets in the hands of the Target Portfolio immediately prior to the Reorganization increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Target Portfolio upon the transfer, and the VCP Dynamic Allocation Portfolio’s holding period for such assets will, in each instance, include the period during which the assets were held by the Target Portfolio except for any assets which may be marked to market for federal income taxes on the termination of the Target Portfolio’s taxable year or on which gain was recognized upon the transfer to the VCP Dynamic Allocation Portfolio.

The opinion of Willkie Farr & Gallagher LLP relating to each Reorganization will be based on U.S. federal income tax law in effect on the Closing Date. In rendering each opinion, Willkie Farr & Gallagher LLP will also rely upon certain representations of the management of the VCP Dynamic Allocation Portfolio and the relevant Target Portfolio and assume, among other things, that the applicable Reorganization will be consummated in accordance with the operative documents. Each opinion will not express an opinion as to the tax effects to the respective Target Portfolio, the VCP Dynamic Allocation Portfolio, or the respective Separate Accounts of the Life Companies of each from the marking to market of certain categories of assets as of the closing of the taxable year of each Target Portfolio at the time of the applicable Reorganization or as a result of the transfer of certain types of assets. An opinion of counsel is not binding on the IRS or any court.

The VCP Dynamic Allocation Portfolio intends to continue to be taxed under the rules applicable to regulated investment companies as defined in Section 851 of the Code, which are the same rules currently applicable to each Target Portfolio and its shareholders.

Effect on Owners of Variable Contracts

Contract Owners will not recognize gain or loss as a result of each Reorganization. As is the case with other distributions to the Separate Accounts of the Life Companies holding shares, owners of Variable Contracts will not be taxed on any distributions paid with respect to either Reorganization.

Effect on the Separate Accounts of the Life Companies

Prior to the Closing Date, each Target Portfolio will declare a distribution to its Separate Accounts, if any, which together with all previous distributions, will have the effect of distributing to its Separate Accounts all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net realized capital gains, if any, through the Closing Date. Contract Owners will not be directly affected by such Target Portfolio distributions.

As discussed above, substantially all of the portfolio securities of each Target Portfolio are expected to be sold in connection with the applicable Reorganization. The tax impact of any such sales will depend on the difference between the price at which such portfolio securities are sold and the Target Portfolio’s basis in such securities. Any capital gains recognized in such sales on a net basis following the closing of the Reorganization will be distributed, if required, to the Separate Accounts of the Life Companies holding shares of the Combined Portfolio, as applicable, as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale. Any capital gains recognized in such sales on a net basis prior to the closing of the Reorganization will be distributed, if required, to the Separate Accounts of the Life Companies holding shares of the Target Portfolio, as applicable, as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale. As is this case with other distributions to the Separate Accounts of the Life Companies holding shares and owners of Variable Contracts will not be taxed on these distributions. SunAmerica also has advised that none of the Target Portfolios or the Combined Portfolio will dispose of holdings in the Target Portfolios’ or the Combined Portfolio’s portfolios to such an extent that it would adversely affect the tax-free nature of the applicable Reorganization for federal income tax purposes.

As a result of the Reorganizations, the VCP Dynamic Allocation Portfolio will succeed to tax attributes, including capital loss carryforwards, if any, of each Target Portfolio. The capital loss carryforwards of the Portfolios will be available to offset future capital gains recognized by the Combined Portfolio, subject to limitations under the Code. These limitations generally apply to a fund that experiences a greater than 50% ownership change as a result of a reorganization. In addition, pursuant to Section 381 of the Code, an acquiring fund generally may not use a target fund’s capital loss carryforwards to offset gains recognized during the portion of the year before the date of a reorganization, but may use such capital loss carryforwards to offset post-reorganization gains. Where these limitations apply, the Combined Portfolio may not be able to use all or a portion of a Portfolio’s capital loss carryforwards in a particular year, the effect of which may be to accelerate the recognition of taxable gains to the Combined Portfolio and its shareholders post-closing of the Reorganization. As of March 31, 2024, the VCP Global Multi Asset Portfolio, the VCP Tactical Balanced Portfolio and the VCP Dynamic Allocation Portfolio had capital loss carryforwards in the amounts of $67,593,621, $115,175,398 and $0, respectively. The Reorganizations are not expected to result in an ownership change of the Portfolios. In addition, any limitation under Section 381 of the Code could delay the use of the Portfolios’ capital loss carryforwards.

Expenses of the Reorganizations

It is currently estimated that the total expenses of the Reorganizations will be approximately $391,000. SunAmerica or its affiliates will pay half of such expenses other than any transaction costs relating to the sale of each Target Portfolio’s portfolio securities prior to or after the closing of the applicable Reorganization as described in the relevant Reorganization Agreement. All other expenses of the Reorganization shall be paid by the Target Portfolios other than any transaction costs relating to the sale of the Target Portfolios’ portfolio securities after the closing of the Reorganization, which will be borne by the Combined Portfolio. Expenses incurred in connection with each Reorganization include, but are not limited to: all costs related to the preparation and distribution of materials distributed to the Boards of Trustees, including legal and accounting costs; all expenses incurred in connection with the preparation of the Reorganization Agreement and a registration statement on Form N-14; SEC filing fees and legal and audit fees in connection with the Reorganization; the costs of printing and distributing this Combined Information Statement/Prospectus; auditing fees associated with inclusion of each Portfolio’s financial statements in the Form N-14; portfolio transfer taxes (if any); and any similar expenses incurred in connection with the Reorganization.

SunAmerica has estimated that the brokerage commission and other transactions costs associated with the pre-Reorganization portfolio repositioning will be $96,300 and $51,200, with respect to the VCP Global Multi Asset Portfolio and the VCP Tactical Balanced Portfolio, respectively. Neither of the Portfolios will pay any expenses of shareholders arising out of or in connection with the Reorganizations.

Legal Matters

Certain legal matters concerning the federal income tax consequences of each Reorganization and issuance of shares of the VCP Dynamic Allocation Portfolio will be passed on by Willkie Farr & Gallagher LLP and Morgan Lewis & Bockius LLP, special counsel to the Trust.

OTHER INFORMATION

Capitalization

The following table sets forth as of September 30, 2024: (i) the unaudited capitalization of the VCP Global Multi Asset Portfolio, (ii) the unaudited capitalization of the VCP Tactical Balanced Portfolio, (iii) the unaudited capitalization of the VCP Dynamic Allocation Portfolio, and (vii) the unaudited pro forma combined capitalization of the Combined Portfolio. The capitalizations are likely to be different when a Reorganization is scheduled to be completed as a result of daily share purchase and redemption activity.

VCP Global Multi Asset Portfolio

	Class 1	Class 3
Net Assets:	$450,746	$707,087,772
Shares Outstanding:	41,045	64,744,763
Net Assets Per Share:	$10.98	$10.92

VCP Tactical Balanced Portfolio

	Class 1	Class 3
Net Assets:	$263,664	$945,705,834
Shares Outstanding:	24,746	89,869,218
Net Assets Per Share:	$10.65	$10.52

VCP Dynamic Allocation Portfolio

	Class 1	Class 3
Net Assets:	$492,941	$8,507,179,881
Shares Outstanding:	39,713	685,925,936
Net Assets Per Share:	$12.41	$12.40

Pro Forma Combined Portfolio

	Class 1	Class 3
Net Assets:	$1,207,351	$10,159,973,487
Shares Outstanding:	97,289	819,352,701
Net Assets Per Share:	$12.41	$12.40

Shareholder Information

As of November 25, 2024, there were 63,539,121 shares of the VCP Global Multi Asset Portfolio outstanding. As of such date, the Trustees and officers of the Trust as a group owned less than 1% of the shares of the VCP Global Multi Asset Portfolio. As of November 25, 2024, no person was known by the VCP Global Multi Asset Portfolio to own beneficially or of record 5% or more of any class of shares of the VCP Global Multi Asset Portfolio except as follows:

Name & Address	American General Life Insurance Company (“AGL”)	The United States Life Insurance Company in the City of New York (“USL”)
VCP Global Multi Asset Portfolio (Class 1)	100%	0%
VCP Global Multi Asset Portfolio (Class 3)	84.437%	10.697%

AGL is a stock life insurance company organized under the laws of the state of Texas and its address is 2727-A Allen Parkway, Houston, Texas 77019. USL is a stock life insurance company organized under the laws of the state of New York and its address is One World Financial Center, 200 Liberty Street, New York, New York 10281.

As of November 25, 2024, there were 88,588,614 shares of the VCP Tactical Balanced Portfolio outstanding. As of such date, the Trustees and officers of the Trust as a group owned less than 1% of the shares of the VCP Tactical Balanced Portfolio. As of November 25, 2024, no person was known by the VCP Tactical Balanced Portfolio to own beneficially or of record 5% or more of any class of shares of the VCP Tactical Balanced Portfolio except as follows:

Name & Address	AGL	USL
VCP Tactical Balanced Portfolio (Class 1)	100%	0%
VCP Tactical Balanced Portfolio (Class 3)	86.539%	10.177%

AGL is a stock life insurance company organized under the laws of the state of Texas and its address is 2727-A Allen Parkway, Houston, Texas 77019. USL is a stock life insurance company organized under the laws of the state of New York and its address is One World Financial Center, 200 Liberty Street, New York, New York 10281.

As of November 25, 2024, there were 684,465,097 shares of the VCP Dynamic Allocation Portfolio outstanding. As of such date, the Trustees and officers of the Trust as a group owned less than 1% of the shares of the VCP Dynamic Allocation Portfolio. As of November 25, 2024, no person was known by the VCP Dynamic Allocation

Portfolio to own beneficially or of record 5% or more of any class of shares of the VCP Dynamic Allocation Portfolio except as follows:

Name & Address	AGL	USL
VCP Dynamic Allocation Portfolio (Class 1)	100%	0%
VCP Dynamic Allocation Portfolio (Class 3)	90.314%	8.639%

AGL is a stock life insurance company organized under the laws of the state of Texas and its address is 2727-A Allen Parkway, Houston, Texas 77019. USL is a stock life insurance company organized under the laws of the state of New York and its address is One World Financial Center, 200 Liberty Street, New York, New York 10281.

APPENDIX A

FUNDAMENTAL INVESTMENT RESTRICTIONS

The Trust, on behalf of the relevant Portfolio, has adopted certain fundamental investment restrictions which cannot be changed without approval by a majority of its outstanding voting securities. A majority of the outstanding voting securities is defined as the vote of the lesser of (i) 67% or more of the outstanding shares of the Portfolio present at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy or (ii) more than 50% of the outstanding shares of the Portfolio. A change in policy affecting only one Portfolio may be effected with the approval of a majority of the outstanding shares of such Portfolio.

Fundamental Investment Restrictions

Each Portfolio may not:

1.

Borrow money except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

2.

Engage in the business of underwriting the securities of other issuers except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

3.

Lend money or other assets except to the extent permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

4.

Issue senior securities except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

5.

Purchase or sell real estate except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

6.

Purchase or sell commodities or contracts related to commodities except to the extent permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

A-1

7.

Except as permitted by exemptive or other relief or permission from the SEC, SEC staff or other authority with appropriate jurisdiction, make any investment if, as a result, the Portfolio’s investments will be concentrated in any one industry.

A-2

APPENDIX B

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this   day of     , 2025, among and between      , a Massachusetts business trust (the “Acquiring Trust”), on behalf of the        (the “Acquiring Fund”),      , a Massachusetts business trust (the “Target Trust,” and together with the Acquiring Trust, the “Trusts”)), on behalf of the        (the “Target Fund,” and together with the Acquiring Fund, the “Funds”) and, solely with respect to Article IX, SunAmerica Asset Management, LLC. Each of the Acquiring Fund and Target Fund is designated as a legally separate series of the applicable Trust.

This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury Regulations promulgated thereunder. The reorganization will consist of: (i) the transfer of all of the assets of the Target Fund in exchange for Class 1 and Class 3 shares of the Acquiring Fund, as applicable (“Acquiring Fund Shares”); (ii) the assumption by the Acquiring Fund of the Assumed Liabilities (as defined in paragraph 1.3) of the Target Fund; (iii) the distribution, after the Closing Date (as defined in paragraph 3.1), of the Acquiring Fund Shares to the shareholders of the Target Fund; and (iv) the complete liquidation of the Target Fund, all upon the terms and conditions set forth in this Agreement (the “Reorganization”).

WHEREAS, each Trust is an open-end, registered management investment company within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”);

WHEREAS, each of the Acquiring Fund and the Target Fund is treated properly as a “regulated investment company” under Subchapter M of the Code;

WHEREAS, the Acquiring Trust, on behalf of the Acquiring Fund, is authorized to issue its shares of beneficial interest;

WHEREAS, the Board of Trustees of the Acquiring Trust has determined that the Reorganization is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization; and

WHEREAS, the Board of Trustees of the Target Trust has determined that the Reorganization is in the best interests of the Target Fund, the interests of the existing shareholders of the Target Fund will not be diluted as a result of the Reorganization and the Reorganization is advisable;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE I

TRANSFER OF ASSETS OF THE TARGET FUND IN EXCHANGE FOR ACQUIRING FUND SHARES AND THE ASSUMPTION OF THE TARGET FUND’S LIABILITIES AND LIQUIDATION OF THE TARGET FUND

1.1 THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Target Trust, on behalf of the Target Fund, agrees to convey, transfer and deliver the assets of the Target Fund described in paragraph 1.2 to the Acquiring Fund free and clear of all liens, encumbrances and claims whatsoever. In exchange, the Acquiring Trust, on behalf of the Acquiring Fund, agrees: (a) to deliver to the Target Fund the number of full and fractional shares of each corresponding class of the Acquiring Fund, determined by dividing: (i) the aggregate value of the Target Fund’s assets, net of liabilities of the Target Fund, attributable to each share class of the Target Fund (as set forth below), computed in the manner and as of the time and date set forth in paragraph 2.1, by (ii) the net asset value of one Acquiring Fund Share of the corresponding class (as set forth below) computed in the manner and as of the time and date set forth in paragraph 2.2; and (b) to assume the liabilities of the Target Fund as described in paragraph 1.3. Such transactions shall take place at the closing (the “Closing”) provided for in paragraph 3.1.

The classes of shares of the Acquiring Fund correspond to the classes of shares of the Target Fund as follows: Class 1 shares of the Acquiring Fund correspond to Class 1 shares of the Target Fund; and Class 3 shares of the Acquiring Fund correspond to Class 3 shares of the Target Fund, each as applicable.

1.2 ASSETS TO BE ACQUIRED. The assets of the Target Fund to be acquired by the Acquiring Fund shall consist of all property owned by the Target Fund, including, without limitation, all cash, securities, commodities, interests in futures and other financial instruments, claims (whether absolute or contingent, known or unknown), receivables (including dividends, interest, principal, subscriptions and other receivables), goodwill and other intangible property, all books and records belonging to the Target Fund, any deferred or prepaid expenses shown as an asset on the books of the Target Fund on the Closing Date, and all interests, rights, privileges and powers, other than cash in an amount necessary to pay dividends and distributions as provided in paragraph 7.3 and other than the Target Fund’s rights under this Agreement (the “Assets”).

The Target Fund will, within 7 days prior to the Closing Date, furnish the Acquiring Fund with a list of the Target Fund’s portfolio securities and other investments.

1.3 LIABILITIES TO BE ASSUMED. The Target Fund will endeavor to identify and discharge, to the extent practicable, all of its liabilities and obligations, including all liabilities relating to operations, before the Closing Date. The Acquiring Fund shall assume all liabilities of, allocated or attributable to, the Target Fund, whether known or unknown, accrued or unaccrued, absolute or contingent or conditional or unmatured except for all expenses that are solely and directly related to the Reorganization (determined in accordance with the guidelines set for in Rev. Rul. 73-54, 1973-1 C.B. 187) borne by SunAmerica Asset Management, LLC, each Fund’s investment adviser (the “Adviser”), pursuant to Article IX (the “Assumed Liabilities”).

1.4 STATE FILINGS. Prior to the Closing Date, the Acquiring Trust, on behalf of the Acquiring Fund, shall make any filings with the Commonwealth of Massachusetts that are required under the laws of the Commonwealth of Massachusetts to be made prior to the Closing Date. Prior to the Closing Date, the Target Trust, on behalf of the Target Fund, shall make any filings with the Commonwealth of Massachusetts that are required under the laws of the Commonwealth of Massachusetts to be made prior to the Closing Date.

1.5 LIQUIDATION AND DISTRIBUTION. On or as soon as practicable after the Closing Date, the Target Fund will distribute in complete liquidation of the Target Fund, pro rata to its shareholders of record, determined as of the Valuation Time (as defined below) (the “Target Fund Shareholders”), all of the Acquiring Fund Shares received by the Target Fund. Upon completion of the distribution of all of the Acquiring Fund Shares in accordance with the prior sentence, the Target Fund will thereupon proceed to liquidate and terminate as set forth in paragraph 1.9 below. Such distribution will be accomplished by the transfer on the books of the Acquiring Trust of Acquiring Fund Shares credited to the account of the Target Fund to open accounts on the share records of the Acquiring Fund in the name of the Target Fund Shareholders, and representing the respective pro rata number of each class of Acquiring Fund Shares due Target Fund Shareholders holding the corresponding class of the Target Fund’s shares. All issued and outstanding shares of the Target Fund will, simultaneously with the liquidation, be cancelled on the books of the Target Fund and will be null and void. The Acquiring Trust shall not issue certificates representing Acquiring Fund Shares in connection with such transfer.

1.6 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent.

1.7 TRANSFER TAXES. Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Target Fund shares on the books of the Acquiring Trust as of that time shall, as a condition of such transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.8 REPORTING RESPONSIBILITY. Any reporting responsibility of the Target Fund, including, without limitation, the responsibility for filing of regulatory reports,

tax returns or other documents with the Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Target Fund, or the Target Trust on behalf of the Target Fund. The Acquiring Trust shall fully cooperate to the extent necessary or desirable for these responsibilities to be discharged.

1.9 TERMINATION. The Target Fund shall be terminated as a series of the Target Trust promptly following all distributions made pursuant to paragraph 1.5 in accordance with the laws of the Commonwealth of Massachusetts and the federal securities laws.

1.10 BOOKS AND RECORDS. Concurrently with the Closing, the share transfer books relating to the Target Fund shall be closed and no transfer of shares shall thereafter be made on such books. All books and records relating to the Target Fund, including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder transferred to the Acquiring Fund, shall be made available to the Acquiring Fund from and after the Closing Date at the Acquiring Fund’s cost of producing such books and records until at least the date through which such books and records must be maintained under applicable law.

1.11 ACTION BY TRUST. All actions expressed herein as being the obligations of the Acquiring Fund or the Target Fund will be taken by the Acquiring Trust, on behalf of the Acquiring Fund, and the Target Trust, on behalf of the Target Fund, respectively.

ARTICLE II

VALUATION

2.1 VALUATION OF ASSETS. The gross value of the Assets to be acquired by the Acquiring Fund hereunder shall be the gross value of such Assets as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the business day immediately preceding the Closing Date (the “Valuation Time”), after the payment of the dividends pursuant to Section 7.3, using the Acquiring Trust’s valuation procedures or such other valuation procedures as shall be mutually agreed upon by the parties.

2.2 VALUATION OF SHARES. The net asset value per share of each class of the Acquiring Fund Shares shall be the net asset value per share for that class computed at the Valuation Time, using the Acquiring Trust’s valuation procedures or such other valuation procedures as shall be mutually agreed upon by the parties.

ARTICLE III

CLOSING AND CLOSING DATE

3.1 CLOSING DATE. Subject to the terms and conditions set forth herein, the Closing shall occur on April 28, 2025, or such other date and time as the parties may agree to in writing (the “Closing Date”). Unless otherwise provided, all acts taking place at the Closing shall be deemed to take place as of immediately prior to the commencement of business on the Closing Date. The Closing shall be held at the offices of the Adviser, or at such other time and/or place as the parties may agree.

3.2 CUSTODIAN’S CERTIFICATE. The Target Fund shall instruct its custodian, State Street Bank and Trust Company (“SSB&T” or the “Custodian”), to deliver at the Closing a certificate of an authorized officer stating that: (a) the Assets have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Target Fund. The Target Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Custodian to the custodian for the Acquiring Fund, SSB&T, for examination no later than five (5) business days preceding the Closing Date and transferred and delivered by the Target Fund as of the Closing Date for the account of the Acquiring Fund, duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof free and clear of all liens, encumbrances and claims whatsoever, in accordance with the custom of brokers. The Target Fund’s securities and instruments deposited with a securities depository (as defined in Rule 17f-4 under the 1940 Act) or other permitted counterparties or a futures commission merchant (as defined in Rule 17f-6 under the 1940 Act) shall be transferred to or for the account of the Acquiring Fund as of the Closing Date by book entry in accordance with the customary practices of such depositories and futures commission merchants and the Custodian. The cash to be transferred by the Target Fund shall be transferred and delivered by the Target Fund as of the Closing Date for the account of the Acquiring Fund.

3.3 EFFECT OF SUSPENSION IN TRADING. In the event that, on the business day immediately preceding the Closing Date, either: (a) the NYSE or another primary exchange on which the portfolio securities of the Acquiring Fund or the Target Fund are purchased or sold shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Target Fund is impracticable, the Closing shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored or such other date as the parties may agree to.

3.4 TRANSFER AGENT’S CERTIFICATE. The Target Fund shall instruct its transfer agent, VALIC Retirement Services Company, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Target Fund Shareholders as of the Closing Date, and the number and percentage ownership (to four decimal places) of each outstanding class of shares of the Target Fund owned by each Target Fund Shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver, or instruct its transfer agent to issue and deliver, a confirmation evidencing Acquiring Fund Shares to be credited on the Closing Date to the Target Fund, or provide evidence reasonably satisfactory to the Target Fund that such Acquiring Fund Shares have been credited to the relevant Target Fund’s account on the books of the Acquiring Fund.

3.5 DELIVERY OF ADDITIONAL ITEMS. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, assumptions of liabilities, receipts and other documents, if any, as such other party or its counsel may reasonably request.

3.6 FAILURE TO DELIVER ASSETS. If the Target Fund is unable to make delivery pursuant to paragraph 3.2 hereof to the Acquiring Fund’s custodian of any of the Assets of the Target Fund for the reason that any of such Assets have not yet been delivered to it by the Target Fund’s broker, dealer or other counterparty, then, in lieu of such delivery, the Target Fund shall deliver, with respect to said Assets, executed copies of an agreement of assignment and due bills executed on behalf of said broker, dealer or other counterparty, together with such other documents as may be required by the Acquiring Fund or its custodian, including brokers’ confirmation slips.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1 REPRESENTATIONS OF THE TARGET TRUST AND THE TARGET FUND. The Target Trust, on behalf of the Target Fund, represents and warrants to the Acquiring Fund as follows:

(a) The Target Trust is a trust that is duly organized, validly existing and in good standing under laws of the Commonwealth of Massachusetts. The Target Fund has been validly designated as a separate series of the Target Trust. The Target Trust is duly authorized to transact business in the Commonwealth of Massachusetts and is qualified to do business in all jurisdictions in which it is required to be so qualified, except jurisdictions in which the failure to so qualify would not have a material adverse effect on the Target Fund. The Target Trust, on behalf of the Target Fund, has all material federal, state and local authorizations necessary to own all of the properties and the Assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Target Fund.

(b) The Target Trust is registered as an open-end management investment company under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect. The Target Trust is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder with respect to the Target Fund.

(c) If applicable, the Registration Statement on Form N-14 and the Combined Information Statement/Prospectus contained therein as so amended or supplemented (the “N-14 Registration Statement”), as of the effective date of the N-14 Registration Statement and at all times subsequent thereto up to and including the Closing Date, conforms and will conform, as it relates to the Target Trust and the Target Fund, in all material respects to the requirements of the federal and state securities laws and the rules and regulations thereunder and does not and will not include, as it relates to the Target Trust and the Target Fund, any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading. Any written information furnished by the Target Trust with respect to itself and the Target Fund for use in the N-14 Registration Statement or any other materials provided in connection with the Reorganization, as of the effective date of the N-14 Registration Statement and at all times subsequent thereto up to and including the Closing Date, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

(d) The Target Fund’s prospectus, statement of additional information and shareholder reports, each to the extent included or incorporated by reference in the N-14 Registration Statement, are accurate and complete in all material respects and comply in all material respects with federal securities and other laws and regulations, and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances in which such statements were made, not misleading.

(e) The Target Fund is not in violation of, and the execution, delivery and performance of this Agreement in accordance with its terms by the Target Trust, on behalf of the Target Fund, will not result in the violation of Massachusetts law or any provision of the Target Trust’s declaration of trust or by-laws or of any material agreement, indenture, note, mortgage, instrument, contract, lease or other undertaking to which the Target Trust (with respect to the Target Fund) or the Target Fund is a party or by which it is bound, nor will the execution, delivery and performance of this Agreement by the Target Trust, on behalf of the Target Fund, result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which the Target Trust (with respect to the Target Fund) or the Target Fund is a party or by which it is bound.

(f) The Target Trust, on behalf of the Target Fund, has no material contracts, agreements or other commitments that will not be terminated without liability to it before the Closing Date, other than liabilities, if any, to be discharged prior to the Closing Date or that are Assumed Liabilities.

(g) No litigation, claims, actions, suits, proceeding or investigation of or before any court or governmental body is pending or to the Target Trust’s knowledge threatened against the Target Fund or any of its properties or Assets which, if adversely determined, would materially and adversely affect the Target Trust or the Target Fund’s financial condition, the conduct of its business or which would prevent or hinder the ability of the Target Fund to carry out the transactions contemplated by this Agreement. The Target Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(h) The audited financial statements of the Target Fund as of January 31, 2024 the most recent fiscal year ended, have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied and have been audited by [     ], and such statements (true and complete copies of which have been furnished to the Acquiring Fund) fairly reflect in all material respects the financial condition and the results of operations of the Target Fund as of such date and the results of operations and changes in net assets for the periods indicated, and there are no material liabilities of the Target Fund whether actual or contingent and whether or not determined or determinable as of such date that are required by GAAP to be disclosed but are not disclosed in such statements. The unaudited financial statements of the Target Fund for the six months ended July 31, 2024 have been prepared in accordance with GAAP consistently applied by the Target Fund, and such statements (true and complete copies of which have been furnished to the Acquiring Fund) fairly reflect in all material respects the financial condition and the results of operations of the Target Fund as of such date and the results of operations and changes in net assets for the periods indicated, and there are no material liabilities of the Target Fund whether actual or contingent and whether or not determined or determinable as of such date that are required by GAAP to be disclosed but are not disclosed in such statements.

(i) There have been no changes in the financial position of the Target Fund as reflected in the audited financial statements for the fiscal year ended January 31, 2024 and the unaudited financial statements for the six months ended July 31, 2024, other than those occurring in the ordinary course of business consistent with past practice in connection with the purchase and sale of portfolio assets, the issuance and redemption of Target Fund shares and the payment of normal operating expenses, dividends and capital gains distributions. Since the date of the financial statements referred to in paragraph 4.1(h) above, there has been no material adverse change in the Target Fund’s financial condition, assets, liabilities or business, results of operations or the manner of conducting business of the Target Fund (other than changes occurring in the ordinary course of business), or any incurrence by the Target Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted in writing by the Acquiring Fund. For the purposes of this paragraph 4.1(i), a decline in the net asset value of the Target Fund due to declines in the value of the Target Fund’s Assets, the discharge of the Target Fund’s liabilities or the redemption of the Target Fund’s shares by a Target Fund’s Shareholders shall not constitute a material adverse change.

(j) Since July 31, 2024 there has not been: (i) any change in the business, results of operations, assets or financial condition or the manner of conducting the business of the Target Fund other than changes in the ordinary course of its business, or any pending or threatened litigation, which has had or may have a material adverse effect on such business, results of operations, assets or financial condition; (ii) issued any option to purchase or other right to acquire shares of the Target Fund granted by or on behalf of the Target Fund to any person other than subscriptions to purchase shares at net asset value in accordance with the terms in the prospectus for the Target Fund; (iii) any entering into, amendment or termination of any contract or agreement by or on behalf of the Target Fund, except as otherwise contemplated by this Agreement; (iv) any indebtedness incurred, other than in the ordinary course of business, by or on behalf of the Target Fund for borrowed money or any commitment to borrow money by or on behalf of the Target Fund; and (v) any grant or imposition of any lien, claim, charge or encumbrance (other than encumbrances arising in the ordinary course of business with respect to covered options) upon any asset of the Target Fund other than a lien for taxes not yet due and payable. Since July 31, 2024, there has not been any amendment of the Target Trust’s organizational documents in a manner materially affecting the Target Fund.

(k) As of the date hereof and at the Closing Date, all federal and other tax returns and reports of the Target Fund required by law to be filed have or shall have been timely and duly filed by such dates (including any extensions) and are or will be correct in all material respects, and all federal and other taxes required to be paid pursuant to such returns and reports have been paid. To the best of the Target Fund’s knowledge after reasonable investigation, no such return is currently under audit or examination, and no assessment or deficiency has been asserted with respect to any such returns.

(l) The Target Trust has authorized shares of beneficial interest allocated to the Target Fund consisting of an unlimited number of shares having a par value of $0.01 per share, of which it is authorized to issue an unlimited number of shares of each of Class 1, Class 2 and Class 3 for the Target Fund, as applicable. All issued and outstanding shares of beneficial interest of the Target Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the Securities Act of 1933, as amended (the “1933 Act”) or an exemption therefrom and applicable state securities laws and are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and nonassessable, and are not subject to preemptive or dissenter’s rights (recognizing that, under Massachusetts law, Target Fund shareholders, under certain circumstances, could be held personally liable for the obligations of the Target Fund). All of the issued and outstanding shares of the Target Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Target Fund’s transfer agent as provided in paragraph 3.4. The Target Fund has no outstanding options, warrants or other rights to subscribe for or purchase any of the Target Fund shares and has no outstanding securities convertible into any Target Fund shares.

(m) At the Closing Date, the Target Trust, on behalf of the Target Fund, will have good and marketable title to the Assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2, and full right, power and authority to sell, assign, transfer and deliver such Assets hereunder, free of any lien or other encumbrance, except those liens or encumbrances as to which the Acquiring Fund has received notice and which have been taken into account in the net asset valuation of the Target Fund, and, upon delivery of the Assets and the filing of any documents that may be required under Massachusetts state law, the Acquiring Fund will acquire good and marketable title to the Assets, subject to no restrictions on their full transfer, other than such restrictions as might arise under the 1933 Act, and other than as disclosed to and accepted in writing by the Acquiring Fund.

(n) Subject to the approval of this Agreement by the Target Fund Shareholders, the Target Trust, on behalf of the Target Fund, has the power to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement and consummation of the transactions contemplated herein have been duly authorized by all necessary action on the part of the Trustees of the Target Trust. This Agreement constitutes a valid and binding obligation of the Target Trust and the Target Fund, enforceable in accordance with its terms and no other corporate action or proceedings by the Target Fund are necessary to authorize this Agreement and the transactions contemplated herein, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(o) The information to be furnished by the Target Fund for use in no-action letters, applications for orders, registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

(p) The Target Fund is a separate series of the Target Trust that is treated as a corporation separate from any and all other series of the Target Trust under Section 851(g) of the Code. For each taxable year of its operation (including the taxable year ending on the Closing Date), the Target Fund has met (or for that year will meet) the requirements of Subchapter M of Chapter 1 of the Code for qualification and treatment as a “regulated investment company,” has elected to be such, has been (or for that year will be) eligible to compute and has computed (or for that year will compute) its federal income tax under Section 852 of the Code, and on or before the Closing Date, will have distributed or will have declared dividends intended to be sufficient to distribute substantially all of (i) the excess of (x) its investment income excludible from gross income under Section 103 of the Code over (y) its deductions disallowed under Sections 265 and 171 of the Code (“net tax-exempt income”), (ii) its investment company taxable income (as defined in the Code) (computed without regard to any deduction for dividends paid) and (iii) any net capital gain (as defined in the Code) (after reduction for any allowable capital loss carryover) that has accrued or been recognized, respectively, through the Closing Date such that for all tax periods ending on or before the Closing Date (and treating the current tax year as ending on the Closing Date) the Target Fund will not have any tax liability under Section 852 or Section 4982.

(q) Except for the N-14 Registration Statement, no consent, approval, authorization or order under any federal or state law or of any court or governmental authority is required for the consummation by the Target Trust, on behalf of the Target Fund, of the transactions contemplated herein. No consent of or notice to any third party or entity other than the Target Fund Shareholders as described in paragraph 4.1(r) is required for the consummation by the Target Trust, on behalf of the Target Fund, of the transactions contemplated by this Agreement.

(r) [Reserved].

4.2 REPRESENTATIONS OF THE ACQUIRING TRUST AND THE ACQUIRING FUND. The Acquiring Trust, on behalf of the Acquiring Fund, represents and warrants to the Target Fund, as follows:

(a) The Acquiring Trust is a trust that is duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts. The Acquiring Fund has been validly established as a separate series of the Acquiring Trust. The Acquiring Trust is duly authorized to transact business in the Commonwealth of Massachusetts and is qualified to do business in all jurisdictions in which it is required to be so qualified, except jurisdictions in which the failure to so qualify would not have a material adverse effect on the Acquiring Fund. The Acquiring Trust, on behalf of the Acquiring Fund, has all material federal, state and local authorizations necessary to own all of its properties and assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Acquiring Fund.

(b) The Acquiring Trust is registered as an open-end management investment company under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect. The Acquiring Trust is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder with respect to the Acquiring Fund.

(c) The N-14 Registration Statement as of its effective date and at all times subsequent thereto up to and including the Closing Date, conforms and will conform, as it relates to the Acquiring Trust and the Acquiring Fund, in all material respects to the requirements of the federal and state securities laws and the rules and regulations thereunder and does not and will not include, as it relates to the Acquiring Trust and the Acquiring Fund, any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, except that no representations and warranties in this paragraph 4.2 apply to statements or omissions made in reliance upon and in conformity with written information concerning the Acquiring Trust and the Target Fund furnished to the Acquiring Fund by the Acquiring Trust or the Target Fund. From the effective date of the N-14 Registration Statement through the time of the meeting of the Target Fund Shareholders and on the Closing Date, any written information furnished by the Acquiring Trust with respect to itself and the Acquiring Fund for use in the N-14 Registration Statement or any other materials provided in connection with the Reorganization, as of the effective date of the N-14 Registration Statement and at all times subsequent thereto up to and including the Closing Date, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

(d) The Acquiring Fund’s current prospectus, statement of additional information and shareholder reports, each to the extent included or incorporated by reference in the N-14 Registration Statement, are accurate and complete in all material respects and comply in all material respects with federal securities and other laws and regulations, and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances in which such statements were made, not misleading.

(e) The Acquiring Fund is not in violation of, and the execution, delivery and performance of this Agreement in accordance with its terms by the Acquiring Trust, on behalf of the Acquiring Fund, will not result in the violation of Massachusetts law or any provision of the Acquiring Trust’s declaration of trust or by-laws or of any material agreement, indenture, note, mortgage, instrument, contract, lease or other undertaking to which the Acquiring Trust (with respect to the Acquiring Fund) or the Acquiring Fund is a party or by which it is bound, nor will the execution, delivery and performance of this Agreement by the Acquiring Trust, on behalf of the Acquiring Fund, result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Trust (with respect to the Acquiring Fund) or the Acquiring Fund is a party or by which it is bound.

(f) No litigation, claims, actions, suits proceeding or investigation of or before any court or governmental body is pending or to the Acquiring Trust’s knowledge threatened against the Acquiring Fund or any of its properties or its assets which, if adversely determined, would materially and adversely affect the Acquiring Trust or the Acquiring Fund’s financial condition, the conduct of its business or which would prevent or hinder the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(g) The audited financial statements of the Acquiring Fund as of January 31, 2024, the most recent fiscal year ended, have been prepared in accordance with GAAP consistently applied and have been audited by [     ], and such statements (true and complete copies of which have been furnished to the Target Fund) fairly reflect in all material respects the financial condition and the results of operations of the Acquiring Fund as of such date and the results of operations and changes in net assets for the periods indicated, and there are no material liabilities of the Acquiring Fund whether actual or contingent and whether or not determined or determinable as of such date that are required by GAAP to be disclosed but are not disclosed in such statements. The unaudited financial statements of the Acquiring Fund for the six months ended July 31, 2024 have been prepared in accordance with GAAP consistently applied by the Acquiring Fund, and such statements (true and complete copies of which have been furnished to the Target Fund) fairly reflect in all material respects the financial condition and the results of operations of Acquiring Fund as of such date and the results of operations and changes in net assets for the periods indicated, and there are no material liabilities of Acquiring Fund whether actual or contingent and whether or not determined or determinable as of such date that are required by GAAP to be disclosed but are not disclosed in such statements.

(h) There have been no changes in the financial position of the Acquiring Fund as reflected in the audited financial statements for the fiscal year ended January 31, 2024 and the unaudited financial statements for the six months ended July 31, 2024, other than those occurring in the ordinary course of business consistent with past practice in connection with the purchase and sale of portfolio assets, the issuance and redemption of Acquiring Fund shares and the payment of normal operating expenses, dividends and capital gains distributions. Since the date of the financial statements referred to in paragraph 4.2(g) above, there has been no material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, results of operations or the manner of conducting business of the Acquiring Fund, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted in writing by the Target Fund. For the purposes of this paragraph 4.2(h), a decline in the net asset value of the Acquiring Fund due to declines in the value of Acquiring Fund’s assets, the discharge of the Acquiring Fund’s liabilities or the redemption of Acquiring Fund shares by Acquiring Fund shareholders shall not constitute a material adverse change.

(i) As of the date hereof and at the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to be filed have or shall have been timely and duly filed by such dates (including any extensions) and are or will be correct in all material respects, and all federal and other taxes required to be paid pursuant to such returns and reports have been paid. To the best of the Acquiring Fund’s knowledge after reasonable investigation, no such return is currently under audit or examination, and no assessment or deficiency has been asserted with respect to any such returns.

(j) The Acquiring Trust has authorized shares of beneficial interest allocated to the Acquiring Fund consisting of an unlimited number of shares having a par value of $0.01 per share, of which it is authorized to issue an unlimited number of shares of each of Class 1, Class 2 and Class 3 for the Acquiring Fund. All issued and outstanding shares of beneficial interest of the Acquiring Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act or an exemption there from and applicable state securities laws and are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and nonassessable, and are not subject to preemptive or dissenter’s rights. The Acquiring Fund has no outstanding options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund’s shares and has no outstanding securities convertible into any of the Acquiring Fund’s shares.

(k) The Acquiring Trust, on behalf of the Acquiring Fund, has the power to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement and consummation of the transactions contemplated herein have been duly authorized by all necessary action on the part of the Trustees of the Acquiring Trust. This Agreement constitutes a valid and binding obligation of the Acquiring Trust and the Acquiring Fund, enforceable in accordance with its terms and no other corporate action or proceedings by the Acquiring Fund are necessary to authorize this Agreement and the transactions contemplated herein, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(l) The Acquiring Fund Shares to be issued and delivered to the Target Fund for the account of the Target Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized. When so issued and delivered, the Acquiring Fund Shares will be duly and validly issued and will be fully paid and nonassessable.

(m) The information to be furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

(n) The Acquiring Fund is a separate series of the Acquiring Trust that is treated as a corporation separate from any and all other series of the Acquiring Trust under

Section 851(g) of the Code. For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Fund has met (or for that year will meet) the requirements of Subchapter M of Chapter 1 of the Code for qualification and treatment as a “regulated investment company,” has elected to be treated as such, and has been (or for that year will be) eligible to compute and has computed (or for that year will compute) its federal income tax under Section 852 of the Code, and will have distributed (or for that year will distribute pursuant to the provisions of Section 855 of the Code) substantially all of (i) its net tax-exempt income, (ii) its investment company taxable income (as defined in the Code) (computed without regard to any deduction for dividends paid) and (iii) any net capital gain (as defined in the Code) (after reduction for any allowable capital loss carryover) for taxable years ending with or prior to the Closing Date such that for all those years the Acquiring Fund will have no tax liability under Section 852 or Section 4982.

(o) Except for the N-14 Registration Statement, no consent, approval, authorization or order under any federal or state law or of any court or governmental authority is required for the consummation by the Acquiring Trust, on behalf of the Acquiring Fund, of the transactions contemplated herein. No consent of or notice to any third party or entity is required for the consummation by the Acquiring Trust, on behalf of the Acquiring Fund, of the transactions contemplated by this Agreement.

ARTICLE V

COVENANTS OF THE ACQUIRING TRUST, THE ACQUIRING FUND, THE TARGET TRUST AND THE TARGET FUND

5.1 OPERATION IN ORDINARY COURSE. Subject to paragraph 7.3, each of the Acquiring Fund and the Target Fund will operate its business in the ordinary course of business between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and shareholder purchases and redemptions. No party shall take any action that would, or would reasonably be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect.

5.2 STATEMENT OF ASSETS AND LIABILITIES. The Target Fund will prepare and deliver to the Acquiring Fund on the second business day prior to the Closing Date a statement of the assets and liabilities of the Target Fund as of such date for review and agreement by the parties to determine that the Assets and Assumed Liabilities of the Target Fund are being correctly determined in accordance with the terms of this Agreement. The Target Fund will deliver at the Closing (1) an updated statement of Assets and Assumed Liabilities of the Target Fund and (2) a list of the Target Fund’s portfolio showing the tax costs of each of its Assets by lot and the holding periods of such Assets, each of (1) and (2) as of the Closing Date, and certified by the Treasurer of the Target Trust.

5.3 ACCESS TO BOOKS AND RECORDS. Upon reasonable notice, the Target Fund shall make available to the Acquiring Trust’s officers and agents, on behalf of the Acquiring Fund, all books and records of the Target Fund.

5.4 ADDITIONAL INFORMATION. The Target Trust and the Target Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund’s shares.

5.5 CONTRACT TERMINATION. The Target Trust, on behalf of the Target Fund, will terminate all agreements to which it is a party, on behalf of the Target Fund (other than this Agreement), effective as of the Closing Date without any liability not paid prior to the Closing Date other than as accrued as part of the Assumed Liabilities.

5.6 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Trust, on behalf of the Acquiring Fund, and the Target Trust, on behalf of the Target Fund, will take or cause to be taken all action and do or cause to be done all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date. In particular, the Target Trust, on behalf of the Target Fund, covenants that it will, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments and will take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund’s title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

5.7 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within thirty (30) days after the Closing Date, the Target Trust shall furnish to the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Target Fund for federal income tax purposes, as well as any capital loss carryovers and items that the Acquiring Fund will succeed to and take into account as a result of Section 381 of the Code, and which will be certified by the Treasurer of the Target Trust.

5.8 UNAUDITED FINANCIAL STATEMENTS. The Target Trust shall furnish to the Acquiring Fund within five (5) business days after the Closing Date, an unaudited statement of the Target Fund’s assets and liabilities, portfolio of investments and the related statements of operations and changes in net assets as of and for the interim period ending on the Closing Date; such financial statements will represent fairly the financial position of the Target Fund as of the date thereof and the portfolio of investments, the results of operations and changes in net assets indicated in conformity with generally accepted accounting principles applied on a consistent basis and such financial statements shall be certified by the Treasurer of the Target Trust as complying with the requirements hereof.

5.9 PREPARATION OF N-14 REGISTRATION STATEMENT. The Acquiring Trust, on behalf of the Acquiring Fund, will prepare and file with the Commission the

N-14 Registration Statement relating to the Acquiring Fund Shares to be issued to the Target Fund Shareholders, if necessary. The N-14 Registration Statement shall include a notice to Target Fund Shareholders, a Combined Information Statement/Prospectus and other materials relating to the transactions contemplated by this Agreement. At the time the N-14 Registration Statement becomes effective, at the time of the Target Fund Shareholders meeting and at the Closing Date, the N-14 Registration Statement shall be in compliance in all material respects with the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act, as applicable. Each party will provide the materials and information necessary to prepare the N-14 Registration Statement, for inclusion therein, including in the case of the Target Fund any special interim financial information necessary for inclusion therein. If at any time prior to the Closing Date a party becomes aware of any untrue statement of material fact or omission to state a material fact required to be stated therein or necessary to make the statements made not misleading in light of the circumstances under which they were made, the party discovering the item shall notify the other parties and the parties shall cooperate in promptly preparing, filing and clearing the Commission and, if appropriate, distributing to the Target Fund Shareholders appropriate disclosure with respect to the item.

5.10 TAX STATUS OF REORGANIZATION. The intention of the parties is that the transaction contemplated by this Agreement will qualify as a reorganization within the meaning of Section 368(a) of the Code. Willkie Farr & Gallagher LLP, counsel to each of the Trusts and the Funds, will render an opinion on these matters. None of the Acquiring Trust, the Acquiring Fund, the Target Trust or the Target Fund shall take any action or cause any action to be taken (including, without limitation, the filing of any tax return) that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code. At or prior to the Closing Date, the Acquiring Trust, the Acquiring Fund, the Target Trust and the Target Fund will take such action, or cause such action to be taken, as is reasonably necessary to enable Willkie Farr & Gallagher LLP, counsel to the Trusts, to render the tax opinion required herein (including, without limitation, each party’s execution of representations reasonably requested by and addressed to Willkie Farr & Gallagher LLP).

5.11 REASONABLE BEST EFFORTS. Each of the Acquiring Trust, the Acquiring Fund, the Target Trust and the Target Fund shall use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement.

5.12 AUTHORIZATIONS. The Acquiring Trust, on behalf of the Acquiring Fund, agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and any state blue sky or securities laws as it may deem appropriate in order to operate in the normal course of business after the Closing Date.

5.13 DISTRIBUTION. The Target Trust, on behalf of the Target Fund, covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

5.14 [RESERVED].

ARTICLE VI

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET TRUST AND THE TARGET FUND

The obligations of the Target Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Trust, on behalf of the Acquiring Fund, of all the obligations to be performed by the Acquiring Trust, on behalf of the Acquiring Fund, pursuant to this Agreement on or before the Closing Date and, in addition, subject to the following conditions:

6.1 All representations, covenants and warranties of the Acquiring Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

6.2 The Target Trust shall have received on the Closing Date an opinion of Willkie Farr & Gallagher LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Target Trust and the Target Fund, covering the following points with such assumptions, exceptions and limitations as are customary in opinions of this sort:

(a) The Acquiring Trust is registered as an open-end management investment company under the 1940 Act.

(b) Neither the execution, delivery nor performance by the Acquiring Trust of the Agreement nor the compliance by the Acquiring Fund with the terms and provisions thereof will contravene any provision of applicable federal securities law of the United States of America.

(c) To the best of our knowledge, no governmental approval, which has not been obtained and is not in full force and effect, is required to authorize, or is required in connection with, the execution or delivery of the Agreement by the Acquiring Trust, on behalf of the Acquiring Fund, or the enforceability of the Agreement against the Acquiring Trust and the Acquiring Fund.

ARTICLE VII

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING TRUST AND THE ACQUIRING FUND

The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Target Trust, on behalf of the Target Fund, of all the obligations to be performed by the Target Trust, on behalf of the Target Fund, pursuant to this Agreement on or before the Closing Date and, in addition, shall be subject to the following conditions:

7.1 All representations, covenants and warranties of the Target Trust, on behalf of the Target Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

7.2 The Target Fund shall have delivered to the Acquiring Fund (1) a statement as of the Closing Date of the Target Fund’s Assets and Assumed Liabilities, in accordance with paragraph 5.2, and (2) a list of the Target Fund’s portfolio showing the tax costs of each of its assets by lot and the holding periods of such assets, as of the Closing Date, certified by the Treasurer of the Target Trust.

7.3 Except to the extent prohibited by Rule 19b-1 under the 1940 Act, prior to the valuation of the Assets on the Closing Date, the Target Fund shall have declared a dividend or dividends, with a record and ex-dividend date prior to the valuation of the Assets, which, together with all previous dividends, shall have the effect of distributing to the Target Fund Shareholders all of its investment company taxable income for all taxable periods ending on or before the Closing Date (computed without regard to any deduction for dividends paid), if any, and all of its net capital gains realized in all taxable periods ending on or before the Closing Date (after reduction for any capital loss carry forward).

7.4 The Acquiring Trust shall have received on the Closing Date an opinion of Willkie Farr & Gallagher LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Acquiring Trust and the Acquiring Fund, covering the following points with such assumptions, exceptions and limitations as are customary in opinions of this sort:

(a) The Target Trust is registered as an open-end management investment company under the 1940 Act.

(b) Neither the execution, delivery nor performance by the Target Trust of the Agreement nor the compliance by the Target Fund with the terms and provisions thereof will contravene any provision of applicable federal securities law of the United States of America.

(c) To the best of our knowledge, no governmental approval, which has not been obtained and is not in full force and effect, is required to authorize, or is required in connection with, the execution or delivery of the Agreement by the Target Trust, on behalf of the Target Fund, or the enforceability of the Agreement against the Target Trust and the Target Fund.

7.5 As of the Closing Date, there shall have been no material change in the investment objective, policies and restrictions nor any material increase in the investment management fees, fee levels payable pursuant to any 12b-1 plan or distribution or shareholder servicing plan or agreement, other fees payable for services provided to the Target Fund, or sales loads of the Target Fund nor any material reduction in the fee waiver or expense reduction undertakings from those described in the N-14 Registration Statement.

ARTICLE VIII

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH OF THE ACQUIRING TRUST, THE ACQUIRING FUND, THE TARGET TRUST AND THE TARGET FUND

If any of the conditions set forth below shall not have been satisfied on or before the Closing Date or shall not remain satisfied with respect to the Acquiring Trust, the Acquiring Fund, the Target Trust or the Target Fund, as applicable, shall, at its option, not be required to consummate the transactions contemplated by this Agreement; if any of the conditions set forth below shall not have been satisfied on or before the Closing Date or shall not remain satisfied with respect to the Target Fund, the Acquiring Fund shall, at its option, not be required to consummate the transactions contemplated by this Agreement with respect to the Target Fund:

8.1 [Reserved].

8.2 The Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.

8.3 All third party consents and all consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state securities authorities, including any necessary “no-action” positions and exemptive orders from such federal authorities) in each case required to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order or permit would not reasonably be expected to have a material adverse effect on the assets or properties of the Acquiring Fund or the Target Fund, provided that any party hereto may waive any such conditions for itself.

8.4 The N-14 Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act. The registration statement of the Acquiring Trust, with respect to the Acquiring Fund, on Form N-1A under the 1940 Act covering the sale of shares of the Acquiring Fund shall be effective and no stop orders suspending the effectiveness thereof shall have been issued.

8.5 As of the Closing Date, there shall be no pending litigation brought by any person against the Acquiring Trust, the Acquiring Fund, the Target Trust or the Target Fund, or the Adviser, Trustees or officers of the foregoing, arising out of, or seeking to prevent completion of the transactions contemplated by, this Agreement. Furthermore, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.6 The Trusts shall have received an opinion of Willkie Farr & Gallagher LLP, counsel to the Trusts, substantially to the effect that, based on certain facts, assumptions and representations of the parties, and upon certain certifications made by the Target Trust, on behalf of the Target Fund, by the Acquiring Trust, on behalf of the Acquiring Fund, and their respective authorized officers, for U.S. federal income tax purposes:

(a) the transfer to the Acquiring Fund of all of the Assets solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Assumed Liabilities of the Target Fund followed by the distribution by the Target Fund of Acquiring Fund Shares to the Target Fund Shareholders in complete liquidation of the Target Fund, all pursuant to this Agreement, will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Target Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

(b) under Section 1032 of the Code, no gain or loss will be recognized by the Acquiring Fund upon the receipt of all of the Assets solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Assumed Liabilities of the Target Fund;

(c) under Sections 361 and 357(a) of the Code, no gain or loss will be recognized by the Target Fund upon the transfer of the Assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Assumed Liabilities or upon the distribution of Acquiring Fund Shares to the Target Fund Shareholders in exchange for such shareholders’ shares of the Target Fund in liquidation of the Target Fund except for any gain or loss that may be required to be recognized solely as a result of the close of the Target Fund’s taxable year due to the Reorganization;

(d) under Section 354 of the Code, no gain or loss will be recognized by the Target Fund Shareholders upon the exchange of their Target Fund shares solely for Acquiring Fund Shares in the Reorganization;

(e) under Section 358 of the Code, the aggregate basis of Acquiring Fund Shares received by each Target Fund Shareholder pursuant to the Reorganization will be the same as the aggregate basis of the Target Fund shares exchanged therefor by such shareholder;

(f) under Section 1223(1) of the Code, the holding period of Acquiring Fund Shares to be received by each Target Fund Shareholder pursuant to the Reorganization will include the holding period of the Target Fund shares exchanged therefor, provided that the Target Fund Shareholder held the Target Fund shares as capital assets at the time of the Reorganization;

(g) under Section 362(b) of the Code, the basis of each Asset transferred to the Acquiring Fund in the Reorganization will be the same in the hands of the Acquiring Fund as the basis of such Asset in the hands of the Target Fund immediately prior to the transfer; and

(h) under Section 1223(2) of the Code, the holding period of each of the Assets in the hands of the Acquiring Fund will include the holding period of each such Asset when held by the Target Fund.

Such opinion shall be based on customary assumptions and such representations as Willkie Farr & Gallagher LLP may reasonably request, and the Acquiring Trust, on behalf of the Acquiring Fund, and the Target Trust, on behalf of the Target Fund, will cooperate to make and certify the accuracy of such representations. Notwithstanding anything herein to the contrary, neither the Acquiring Trust, on behalf of the Acquiring Fund nor the Target Trust, on behalf of the Target Fund, may waive the condition set forth in this paragraph 8.6.

ARTICLE IX

EXPENSES

Except as otherwise expressly provided in this Agreement, the Adviser or its affiliates, on the one hand, and the Target Funds, on the other hand, shall each bear 50% of the direct and indirect expenses incurred in connection with the transactions contemplated by the provisions of this Agreement, excluding any transaction costs incurred pursuant to paragraph 1.2 hereof or any transaction costs incurred in connection with the sale of any of the Target Funds’ portfolio securities after the Closing Date, which shall be borne by the Acquiring Fund. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code or would prevent the Reorganization from qualifying as a tax-free reorganization.

ARTICLE X

ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1 No party has made to the other party any representation, warranty and/or covenant not set forth herein in connection with the subject matters covered hereby and this Agreement constitutes the entire agreement between the parties with respect thereto.

10.2 The representations and warranties of the parties hereto set forth in this Agreement shall not survive the consummation of the transactions contemplated herein.

ARTICLE XI

TERMINATION

11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Trust, on behalf of the Acquiring Fund and the Target Trust, on behalf of the Target Fund. In addition, the Acquiring Trust, on behalf of the Acquiring Fund, or the Target Trust, on behalf of the Target Fund, may at its option terminate this Agreement at or before the Closing Date due to:

(a) a material breach of any representation, warranty or agreement contained herein to be performed at or before the Closing Date, if not cured within 30 days; or

(b) a condition herein expressed to be precedent to the obligations of the terminating party or both parties that has not been met if it reasonably appears that it will not or cannot be met.

11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of the applicable Trust or to any other party. In the event of willful default, all remedies at law or in equity of the party adversely affected shall survive.

ARTICLE XII

AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be agreed upon in writing by the officers of the Trusts as specifically authorized by the Boards of Trustees.

ARTICLE XIII

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

13.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

13.3 This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts.

13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

13.5 A copy of the Declaration of Trust of each Trust is on file with the Secretary of State of the Commonwealth of Massachusetts, and notice is hereby given that no trustee, officer, agent or employee of each Trust shall have any personal liability under this Agreement, and that insofar as it relates to the Target Fund, this Agreement is binding only upon the assets and properties of such fund.

ARTICLE XIV

NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed duly given if delivered by hand (including by FedEx or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed to the Acquiring Fund or the Target Fund, 30 Hudson Street, 16th Floor, Jersey City, NJ 07302, Attention: John Genoy, President, or to any other address that the Acquiring Fund or the Target Fund shall have last designated by notice to the other party.

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

______________, on behalf of its series,

_____________________ Portfolio

By:
Name:
Title:

______________, on behalf of its series,

_____________________ Portfolio

By:
Name:
Title:

SunAmerica Asset Management, LLC, solely with respect to Article IX

By:
Name:
Title:

APPENDIX C

UNDERLYING PORTFOLIO INVESTMENTS BY SA VCP DYNAMIC ALLOCATION PORTFOLIO

The below chart lists the investment companies in which SA VCP Dynamic Allocation Portfolio (“SDAP”) may invest (each, an “Underlying Portfolio”). The below chart also provides each Underlying Portfolio’s investment goal, principal strategies, risks and investment techniques. SunAmerica Asset Management, LLC (“SunAmerica”) may add new Underlying Portfolio investments or replace existing Underlying Portfolio investments for SDAP at any time without notice to shareholders. In addition, the investment goal and principal strategies, risks and investment techniques of the Underlying Portfolios held by SDAP may change over time. Additional information regarding the Underlying Portfolios is included in the summary prospectuses and statutory prospectuses, dated May 1, 2024 for those portfolios of SunAmerica Series Trust and dated July 29, 2024 for those portfolios of Seasons Series Trust (collectively, the “Underlying Trusts”). Copies of the summary prospectuses and statutory prospectuses for the Underlying Portfolios may be obtained free of charge by calling or writing the Underlying Trusts.

Dynamic Portfolio	Underlying Portfolio	Investment Goal	Principal Investment Strategies	Principal Risk Factors	Principal Investment Techniques
SEASONS SERIES TRUST
SDAP	SA Multi- Managed Diversified Fixed Income Portfolio	Relatively high current income and secondarily capital appreciation	Fixed income

•  Risk of investing in bonds

•  Interest rate risk

•  Risk of investing in junk bonds

•  Credit risk

•  Foreign investment risk

•  U.S. government obligations risk

•  Foreign sovereign debt risk

•  Mortgage- and asset-backed securities risk

•  Roll transactions risk

•  Failure to match index performance risk

•  Index risk

•  Affiliated fund rebalancing risk

•  Management risk

•  Market risk

•  Issuer risk

•  When-issued and delayed delivery transactions risk

Invests, under normal circumstances, at least 80% of net assets in fixed income securities, including U.S. and foreign government securities, asset- and mortgage-backed securities, investment-grade debt securities, and lower-rated fixed income securities, or junk bonds (up to 20% of net assets). May also invest in foreign securities (up to 30% of net assets) and in short-term investments (up to 20% of net assets). The Portfolio may also invest in dollar rolls and when-issued and delayed-delivery securities.
SDAP	SA Multi- Managed International Equity Portfolio	Long-term growth of capital	International

•  Foreign investment risk

•  Emerging markets risk

•  Equity securities risk

•  Country, sector or industry focus risk

•  ESG investment risk

•  Foreign currency risk

•  Large-cap companies risk

•  Small- and mid-cap companies risk

•  Hedging risk

Invests, under normal circumstances, at least 80% of net assets in equity securities of issuers in at least three countries other than the United States. The Portfolio invests primarily in issuers located in developed countries, and invests primarily in large- capitalization companies.

Dynamic Portfolio	Underlying Portfolio	Investment Goal	Principal Investment Strategies	Principal Risk Factors	Principal Investment Techniques
• Failure to match index performance risk • Index risk • Affiliated fund rebalancing risk • Management risk • Market risk • Issuer risk
SDAP	SA Multi- Managed Large Cap Growth Portfolio	Long-term growth of capital	Growth

•  Equity securities risk

•  Large-cap companies risk

•  Growth stock risk

•  Foreign investment risk

•  Emerging markets risk

•  Failure to match index performance risk

•  Index risk

•  Mid-cap companies risk

•  Affiliated fund rebalancing risk

•  Management risk

•  Market risk

•  Non-diversification risk

•  Issuer risk

•  Foreign currency risk

Invests, under normal circumstances, at least 80% of net assets in equity securities of large capitalization companies selected through a growth strategy. May also invest in equity securities of medium-capitalization companies, short-term investments (up to 20%) and foreign securities, including emerging market securities. The Portfolio may invest up to 10% of its total assets in fixed income securities, such as government, corporate and bank debt obligations.
SDAP	SA Multi- Managed Large Cap Value Portfolio	Long-term growth of capital	Value	• Management risk • Equity securities risk • Large-cap companies risk • Value investing risk • Foreign investment risk • Failure to match index performance risk • Index risk	Invests, under normal circumstances, at least 80% of net assets in equity securities of large companies selected through a value strategy. May also invest in equity securities of medium-capitalization

Dynamic Portfolio	Underlying Portfolio	Investment Goal	Principal Investment Strategies	Principal Risk Factors	Principal Investment Techniques
				• Mid-cap companies risk • Affiliated fund rebalancing risk • Market risk • Issuer risk	companies, foreign securities (up to 30%) and short-term investments (up to 20%).
SDAP	SA Multi- Managed Mid Cap Growth Portfolio	Long-term growth of capital	Growth

•  Management risk

•  Sector risk

•  Equity securities risk

•  Small-and mid-cap companies risk

•  Growth stock risk

•  Foreign investment risk

•  Failure to match index performance risk

•  Index risk

•  Large-cap companies risk

•  Affiliated fund rebalancing risk

•  Market risk

•  Issuer risk

Invests, under normal circumstances, at least 80% of net assets in equity securities of medium-capitalization companies selected through a growth strategy. May also

invest a substantial portion of its assets in equity securities of small- and large-

capitalization

companies, short-term investments (up to 20%) and foreign securities (up to 30%).

SDAP	SA Multi- Managed Mid Cap Value Portfolio	Long-term growth of capital	Value

•  Equity securities risk

•  Small-and mid-cap companies risk

•  Value investing risk

•  Foreign investment risk

•  Failure to match index performance risk

•  Index risk

•  Real estate industry risk

•  Large-cap companies risk

•  Affiliated fund rebalancing risk

•  Management risk

•  Market risk

•  Sector risk

•  Issuer risk

Invests, under normal circumstances, at least 80% of net assets in equity securities of medium-capitalization companies selected through a value strategy. May also invest in equity securities of large- and small-capitalization companies, short-term investments (up to 20%), foreign securities (up to 30%) real estate investment trusts and special situations.

Dynamic Portfolio	Underlying Portfolio	Investment Goal	Principal Investment Strategies	Principal Risk Factors	Principal Investment Techniques
SDAP	SA American Century Inflation Protection Portfolio	Long-term total return using a strategy that seeks to protect against U.S. inflation	Fixed income

•  Risk of investing in bonds

•  Risks of investing in inflation-indexed securities

•  Interest rate fluctuations risk

•  U.S. government obligations risk

•  Foreign investment risk

•  Mortgage- and asset-backed securities risk

•  Risk of CDOs

•  Prepayment risk

•  Derivatives risk

•  Hedging risk

•  Credit risk

•  Settlement risk

•  Illiquidity risk

•  Inflation risk

•  Affiliated fund rebalancing risk

•  Management risk

•  Market risk

•  Issuer risk

•  Active trading risk

Invests substantially all of its assets in investment-grade debt securities. To help protect against U.S. inflation, under normal conditions the Portfolio will invest over 50% of its assets in inflation-indexed debt securities. The Portfolio also may invest in debt securities that are not inflation-indexed.
SDAP	SA Columbia Focused Value Portfolio	Long-term growth of capital	Value	• Equity securities risk • Large-cap companies risk • Focused portfolio risk • Sector risk • Affiliated fund rebalancing risk • Value investing risk • Management risk • Market risk • Issuer risk

Invests in equity securities selected on the basis of value criteria. The Portfolio invests primarily in equity securities of large-cap companies. The Portfolio will generally hold between 30 and 40 securities. The Portfolio invests substantially in securities of U.S. issuers. The Portfolio may invest in additional financial instruments.

Dynamic Portfolio	Underlying Portfolio	Investment Goal	Principal Investment Strategies	Principal Risk Factors	Principal Investment Techniques
SDAP	SA Multi- Managed Small Cap Portfolio	Long-term growth of capital	Equity securities of small-cap companies

•  ESG investment risk

•  Equity securities risk

•  Small-cap companies risk

•  Foreign investment risk

•  Failure to match index performance risk

•  Index risk

•  Affiliated fund rebalancing risk

•  Management risk

•  Market risk

•  Issuer risk

Invests, under normal circumstances, at least 80% of net assets in equity securities of small-cap companies.
SDAP	SA T. Rowe Price Growth Stock Portfolio	Long-term capital appreciation, with a secondary objective of increasing dividend income	Growth	• Management risk • Equity securities risk • Growth stock risk • Foreign investment risk • Market risk • Technology sector risk • Sector risk • Issuer risk • Non-diversification risk	Invests, under normal circumstances, at least 80% of net assets in common stocks of growth companies. The Portfolio may also invest in short-term investments (up to 20%) and foreign securities (up to 30%).
SUNAMERICA SERIES TRUST
SDAP	SA Wellington Capital Appreciation Portfolio	Long-term capital appreciation	Growth

•  Equity securities risk

•  Foreign investment risk

•  Market risk

•  Management risk

•  Growth stock risk

•  Large-cap companies risk

•  Small- and medium-sized companies risk

•  Depositary receipts risk

•  Issuer risk

•  Active trading risk

Invests in growth equity securities of large, mid- and small-cap companies across a wide range of industries and companies. The Portfolio may also invest in foreign equity securities, including depositary receipts (up to 30% of total assets).
SDAP	SA Wellington	Relatively high current	U.S. government	• U.S. government obligations risk	Invests, under normal

Dynamic Portfolio	Underlying Portfolio	Investment Goal	Principal Investment Strategies	Principal Risk Factors	Principal Investment Techniques
	Government and Quality Bond Portfolio	income, liquidity and security of principal	obligations; Fixed income	• Bonds risk • Interest rate risk • Credit risk • Mortgage- and asset-backed securities risk • Management risk • Market risk • Issuer risk • Active trading risk	circumstances, at least 80% of net assets in obligations issued, guaranteed or insured by the U.S. Government, its agencies or instrumentalities and in high quality fixed income securities.
SDAP	SA MFS Blue Chip Growth Portfolio	Capital appreciation	Growth

•  Equity securities risk

•  Growth stock risk

•  Large-cap companies risk

•  Management risk

•  Issuer risk

•  Foreign investment risk

•  Emerging markets risk

•  Quantitative investing risk

•  Active trading risk

•  ESG investing risk

•  Market risk

•  Non-diversification risk

•  Affiliated fund rebalancing risk

Invests, under normal circumstances, at least 80% of net assets in common stocks that demonstrate the potential for capital appreciation, issued by large-cap companies. May also invest in foreign securities up to 20% of net assets, including securities of issuers located in emerging markets.

SDAP	SA Federated Hermes Corporate Bond Portfolio	High total return with only moderate price risk	Fixed income

•  Bonds risk

•  Junk bonds risk

•  Foreign investment risk

•  Illiquidity risk

•  Credit default swap risk

•  Derivatives risk

•  Leverage risk

•  Hedging risk

•  Counterparty risk

•  Call risk

•  Credit risk

•  Interest rate risk

•  Issuer risk

•  Management risk

Invests, under normal market conditions, at least 80% of net assets in corporate bonds. The Portfolio invests primarily in investment grade fixed income securities, but may invest up to 35% of its net assets in securities rated below investment grade, or “junk bonds” including loan participations and assignments,

Dynamic Portfolio	Underlying Portfolio	Investment Goal	Principal Investment Strategies	Principal Risk Factors	Principal Investment Techniques
• Loan participation and assignments risk • Market risk • When-issued and delayed delivery transactions risk • Affiliated fund rebalancing risk which are rated below investment grade or are deemed by the subadviser to be below investment grade. The Portfolio may also invest in foreign securities (up to 20% of net assets); and when-issued and delayed delivery transactions. The Portfolio may invest in illiquid investments (up to 15% of assets). The portfolio may also use derivatives: credit default swaps and CDX-swaps (up to 5% of total assets and up to 10% of total assets for all other derivatives.

	SA Franklin Systematic U.S. Large Cap Value Portfolio	Long-term capital appreciation	Equity securities of U.S. large-cap companies	• Equity securities risk • ESG investment risk • Factor-based investing risk • Issuer risk • Large-cap companies risk • Market risk • Securities selection risk • Affliliated fund rebalancing risk

Invests, under normal circumstances, at least 80% of its net assets in equity securities of U.S. large capitalization companies. The Portfolio primarily invests in common stock of U.S. large capitalization companies included in the Russell 1000® Value Index. The subadviser’s selection process is designed to select stocks for the Portfolio that have favorable exposure to certain factors, including but not limited to – quality,

Dynamic Portfolio	Underlying Portfolio	Investment Goal	Principal Investment Strategies	Principal Risk Factors	Principal Investment Techniques
value, and momentum.
SDAP	SA JPMorgan Emerging Markets Portfolio	Long-term capital appreciation	International

•  Emerging markets risk

•  Foreign investment risk

•  Equity securities risk

•  Growth stock risk

•  Small- and mid-cap companies risk

•  Foreign currency risk

•  Depositary receipts risk

•  Value investing risk

•  Issuer risk

•  Management risk

•  Market risk

•  Active trading risk

•  Affiliated fund rebalancing risk

Invests, under normal circumstances, at least 80% of net assets in common stocks, depositary receipts and other equity securities of companies primarily in emerging markets outside the U.S., which are believed, when compared to developed markets, to have above-average growth prospects.
	SA JPMorgan Large Cap Core Portfolio	Long term capital appreciation	Growth; Value

•  Equity securities risk

•  Large-cap companies risk

•  Mid-cap companies risk

•  Foreign investment risk

•  Value investing risk

•  Growth stock risk

•  Sector or industry focus risk

•  Issuer risk

•  Market risk

•  Management risk

•  Affiliated fund rebalancing risk

•  ESG investment risk

Invests, under normal circumstances, at least 80% of net assets in large capitalization companies. The Portfolio intends to invest in equity investments selected for their potential to achieve capital appreciation over the long-term. The Portfolio generally invests in common stocks of U.S. companies and may invest in companies of any market capitalization range.
SDAP	SA PIMCO RAE International	Long-term capital appreciation	Value; International	• Foreign investment risk • Emerging markets risk	Seeks to achieve its investment goal by investing, under normal

Dynamic Portfolio	Underlying Portfolio	Investment Goal	Principal Investment Strategies	Principal Risk Factors	Principal Investment Techniques
	Value Portfolio			• Equity securities risk • Illiquidity risk • Value investing risk • Foreign currency risk • Depositary receipts risk • Model risk • Brexit risk • Depositary receipts risk • Derivatives risk	circumstances, in a portfolio of stocks economically tied to at least three foreign (non-U.S.) countries. The stocks are selected by the Portfolio’s subadviser, Pacific Investment Management Company, LLC, and sub-subadviser, Research Affiliates, LLC (“Research Affiliates”), from a broad universe of companies whose securities are sufficiently liquid. For portfolio construction, the subadviser and the sub-subadviser use a rules-based model developed by Research Affiliates that selects stocks using quantitative signals that indicate higher expected returns, e.g., value, quality and momentum (i.e., whether a company’s share price is trending up or down).
SDAP	SA PIMCO Global Bond Opportunities Portfolio	Maximum total return, consistent with preservation of capital	Fixed income	• Active trading risk • Bonds risk • Interest rate risk • Foreign investment risk • Foreign sovereign debt risk • Junk bonds risk • Derivatives risk • Hedging risk • Leverage risk

Invests, under normal circumstances, at least 80% of net assets in high quality fixed income securities of U.S. and foreign issuers, including issuers in emerging markets. Fixed income securities in which the Portfolio may invest include

Dynamic Portfolio	Underlying Portfolio	Investment Goal	Principal Investment Strategies	Principal Risk Factors	Principal Investment Techniques

•  Emerging markets risk

•  Foreign currency risk

•  Credit risk

•  Non-diversification risk

•  Call risk

•  Management risk

•  Market risk

•  Mortgage- and asset-backed securities risk

•  Non-hedging foreign currency trading risk

•  Illiquidity risk

•  Issuer risk

•  Sector risk

•  Short sales risk

•  When-issued and delayed delivery transactions risk

•  Preferred stock risk

•  Affiliated fund rebalancing risk

U.S. and non-U.S. government securities, investment grade corporate bonds and mortgage- and asset-backed securities. The Portfolio may also invest in hybrid instruments, inverse floaters, short-term investments, pass through securities, currency transactions and deferred interest bonds.

SDAP	SA JPMorgan Global Equities Portfolio	Long-term growth of capital	Growth; Value; Quality

•  Equity securities risk

•  Foreign currency risk

•  Large-cap companies risk

•  Small- and mid-cap companies risk

•  Foreign investment risk

•  Emerging markets risk

•  Growth stock risk

•  Value investing risk

•  Active trading risk

•  Issuer risk

•  Management risk

•  Market risk

•  Affiliated fund rebalancing risk

Invests primarily in common stocks or securities with common stock characteristics of U.S. and foreign issuers that demonstrate the potential for appreciation and engaging in transactions in foreign currencies. Under normal circumstances, at least 80% of the Portfolio’s assets will be invested in equity securities of any market capitalization range. The Portfolio will invest significantly in foreign

Dynamic Portfolio	Underlying Portfolio	Investment Goal	Principal Investment Strategies	Principal Risk Factors	Principal Investment Techniques
securities, which may include securities of issuers located in emerging markets.
SDAP	SA JPMorgan Equity- Income Portfolio	Growth of capital and income	Value	• Equity securities risk • Large-cap companies risk • Mid-cap companies risk • Management risk • Value investing risk • Issuer risk • Market risk • Affiliated fund rebalancing risk	Invests primarily in common stocks of corporations (principally large-cap and mid-cap) that demonstrate the potential for appreciation and/or dividends, as well as stocks with favorable long-term fundamental characteristics.
SDAP	SA Invesco Growth Opportunities Portfolio	Capital appreciation	Growth

•  Equity securities risk

•  Small-cap companies risk

•  Growth stock risk

•  Foreign investment risk

•  Emerging markets risk

•  Management risk

•  Real estate industry risk

•  Sector or industry focus risk

•  Issuer risk

•  Market risk

•  Affiliated fund rebalancing risk

Invests in equity securities that demonstrate the potential for capital appreciation, issued generally by small-cap companies and in other instruments that have economic characteristics similar to such securities. This Portfolio may also invest in foreign securities, including securities of issuers located in emerging markets (up to 25% of net assets) as well as in developed markets. The Portfolio may invest up to 10% of its total assets in real estate investment trusts.
SDAP	SA PineBridge High-Yield Bond Portfolio	High current income and, secondarily, capital appreciation	Fixed income	• Bonds risk • Junk bonds risk • Interest rate risk • Credit quality risk	Invests, under normal circumstances, at least 80% of its net assets in

Dynamic Portfolio	Underlying Portfolio	Investment Goal	Principal Investment Strategies	Principal Risk Factors	Principal Investment Techniques

•  Loan risk

•  Foreign investment risk

•  U.S. government obligations risk

•  Call risk

•  Active trading risk

•  Issuer risk

•  Convertible securities risk

•  Preferred stock risk

•  Management risk

•  Market risk

•  Affiliated fund rebalancing risk

intermediate and long-term corporate obligations, emphasizing high-yield, high-risk fixed income securities (junk bonds) with a primary focus on “B” rated high-yield securities.
SDAP	SA Morgan Stanley International Equities Portfolio	Long-term capital appreciation	International; Value

•  Foreign investment risk

•  Emerging markets risk

•  Equity securities risk

•  Derivatives risk

•  Counterparty risk

•  Hedging risk

•  Forward currency contracts risk

•  Convertible securities risk

•  Small- and mid-cap companies risk

•  Value investing risk

•  Illiquidity risk

•  Issuer risk

•  Management risk

•  Market risk

•  Affiliated fund rebalancing risk

•  ESG investing risk

Invests in a diversified portfolio of equity securities of non-U.S. issuers based on fundamental analysis and individual stock selection. Under normal market conditions, the Portfolio will hold investments in a number of different countries outside the United States. The Portfolio may, but is not required to, use derivative instruments.

	SA Putnam International Growth and Income Portfolio	Growth of capital and, secondarily, current income	Value; International	• Equity securities risk • Value investing risk • Foreign investment risk • Emerging markets risk	Invests primarily in common stocks of companies outside the U.S. that are considered undervalued by the market and that are believed to offer a potential for

Dynamic Portfolio	Underlying Portfolio	Investment Goal	Principal Investment Strategies	Principal Risk Factors	Principal Investment Techniques
				• Large-cap companies risk • Mid-cap companies risk • Bonds risk • Junk bonds risk • Credit risk • Interest rate risk • Issuer risk • Management risk • Market risk • Affiliated fund rebalancing risk	income. The Portfolio primarily invests in large cap foreign stocks and will also invest in mid-cap foreign stocks. The Portfolio will invest mainly in value stocks. In addition, the Portfolio may invest in fixed income securities (up to 20% of net assets), including junk bonds.
SDAP	SA JPMorgan Mid-Cap Growth Portfolio	Long-term growth of capital	Growth

•  Equity securities risk

•  Convertible securities risk

•  Active trading risk

•  Preferred stock risk

•  Mid-cap companies risk

•  Management risk

•  Growth stock risk

•  Foreign investment risk

•  Emerging markets risk

•  Bonds risk

•  Interest rate risk

•  Credit risk

•  Issuer risk

•  Market risk

•  Affiliated fund rebalancing risk

Invests, under normal circumstances, at least 80% of net assets in equity securities of medium-sized companies that are believed to have above-average growth potential. The Portfolio may invest up to 20% of its net assets in foreign securities, including securities of issuers located in emerging markets. The Portfolio may invest in fixed income securities, principally corporate securities.

SDAP	SA Fidelity Institutional AM® Real Estate Portfolio	Total return through a combination of growth and income	Real estate- related securities	• Equity securities risk • Real estate industry risk • Non-diversification risk • Sector or industry focus risk • Issuer risk • Management risk • Market risk • Affiliated fund rebalancing risk	Invests, under normal circumstances, at least 80% of assets in securities of companies principally engaged in the real estate industry and other real estate related investments.

Dynamic Portfolio	Underlying Portfolio	Investment Goal	Principal Investment Strategies	Principal Risk Factors	Principal Investment Techniques
SDAP	SA AB Growth Portfolio	Long-term growth of capital	Growth

•  Equity securities risk

•  Large-cap companies risk

•  Growth stock risk

•  Foreign investment risk

•  Emerging markets risk

•  Issuer risk

•  Management risk

•  Market risk

•  Country, sector or industry focus risk

•  Affiliated fund rebalancing risk

Invests primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior long-term earnings growth. The Portfolio may also invest up to 25% of its assets in foreign securities, including emerging market securities.
SDAP	SA Fixed Income Index Portfolio	Results that correspond with the performance of the Bloomberg U.S. Government/ Credit Index	Securities included in the Bloomberg U.S. Government/ Credit Index

•  Bonds risk

•  Credit risk

•  Interest rate risk

•  U.S. government obligations risk

•  Failure to match index performance

•  Management risk

•  “Passively managed” strategy risk

•  Issuer risk

•  Market risk

•  Affiliated fund rebalancing risk

Invests, under normal circumstances, at least 80% of net assets in securities included in the Bloomberg U.S. Government/Credit Index or in securities determined to have economic characteristics that are comparable to the economic characteristics of securities included in the Bloomberg U.S. Government/Credit Index.
SDAP	SA Fixed Income Intermediate Index Portfolio	Results that correspond with the performance of the Bloomberg Intermediate U.S. Government/ Credit Index	Securities included in the Bloomberg Intermediate U.S. Government/ Credit Index

•  Bonds risk

•  Credit risk

•  Interest rate risk

•  U.S. government obligations risk

•  Redemption risk

•  Management risk

•  Failure to match index performance

•  “Passively managed” strategy risk

•  Issuer risk

Invests, under normal circumstances, at least 80% of its net assets in securities included in the Bloomberg Intermediate U.S. Government/Credit Index or in securities determined to have economic characteristics that

Dynamic Portfolio	Underlying Portfolio	Investment Goal	Principal Investment Strategies	Principal Risk Factors	Principal Investment Techniques
				• Market risk • Affiliated fund rebalancing risk	are comparable to the economic characteristics of securities included in the Bloomberg Intermediate U.S. Government/Credit Index.
SDAP	SA International Index Portfolio	Results that correspond with the performance of the MSCI EAFE Index	Common stocks included in the MSCI EAFE Index

•  Equity securities risk

•  Foreign investment risk

•  Foreign currency risk

•  Large-cap companies risk

•  Medium sized companies risk

•  Country focus risk

•  Japan exposure risk

•  Failure to match index performance

•  “Passively managed” strategy risk

•  Issuer risk

•  Market risk

•  Affiliated fund rebalancing risk

Invests, under normal circumstances, at least 80% of net assets in securities included in the MSCI EAFE Index or in securities determined to have economic characteristics that are comparable to the economic characteristics of securities included in the MSCI EAFE Index.
SDAP	SA Janus Focused Growth Portfolio	Long-term growth of capital	Growth

•  Equity securities risk

•  Issuer risk

•  Market risk

•  Growth stock risk

•  Large-cap companies risk

•  Small- and mid-cap companies risk

•  Management risk

•  Foreign investment risk

•  Emerging markets risk

•  Non-diversification risk

•  Affiliated fund rebalancing risk

Invests, under normal market conditions, at least 65% of assets in equity securities of companies selected for their long-term growth potential. The Portfolio generally holds a core position of 30 to 40 common stocks, and invests primarily in common stocks of large-cap companies but may also invest in smaller, emerging growth companies.

Dynamic Portfolio	Underlying Portfolio	Investment Goal	Principal Investment Strategies	Principal Risk Factors	Principal Investment Techniques
The Portfolio may invest up to 25% of its assets in foreign securities which may include emerging market securities.
SDAP	SA JPMorgan MFS Core Bond Portfolio	Maximum total return, consistent with preservation of capital and prudent investment management	Fixed income

•  Bonds risk

•  When-issued and delayed delivery transactions risk

•  Foreign investment risk

•  Emerging markets risk

•  Interest rate risk

•  Junk bonds risk

•  Equity securities risk

•  Convertible securities risk

•  Preferred stock risk

•  Credit risk

•  Value investing risk

•  Derivatives risk

•  Counterparty risk

•  Hedging risk

•  Foreign currency risk

•  Issuer risk

•  Management risk

•  Leverage risk

•  Market risk

•  Mortgage- and asset-backed securities risk

•  Prepayment risk

•  Insurer risk

•  Extension risk

•  U.S. government obligations risk

•  Roll transactions risk

•  ESG investment risk

•  Sub-prime debt securities risk

•  Municipal securities risk

Invests, under normal circumstances, at least 80% of net assets in a diversified portfolio of bonds, including U.S. and foreign fixed- income investments with varying maturities. The Portfolio invests primarily in investment grade debt securities, but may invest up to 15% of its total assets in securities rated below investment grade (“high yield securities” or “junk bonds”). The Portfolio may invest up to 15% of its total assets in securities of issuers based in countries with developing (or “emerging market”) economies. The portfolio may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest byond this limit in U.S. dollar- denominated securities of foreign issuers. The Portfolio will normally limit its

Dynamic Portfolio	Underlying Portfolio	Investment Goal	Principal Investment Strategies	Principal Risk Factors	Principal Investment Techniques
				• Active trading risk • Affiliated fund rebalancing risk	foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 20% of its total assets. The Portfolio may also invest up to 10% of its total assets in preferred stocks, convertible securities and other equity related securities. The Portfolio expects to invest no more than 10% of its assets in sub-prime mortgage related securities at the time of purchase.
SDAP	SA Large Cap Index Portfolio	Results that correspond with the performance of the stocks included in the S&P 500® Composite Stock Price Index	Common stocks included in the S&P 500® Composite Stock Price Index

•  Equity securities risk

•  Failure to match index performance risk

•  “Passively managed” strategy risk

•  Derivatives risk

•  Hedging risk

•  Counterparty risk

•  Issuer risk

•  Market risk

•  Affiliated fund rebalancing risk

Invests, under normal circumstances, at least 90% of net assets in common stocks included in the S&P 500® Composite Stock Price Index. The Portfolio also may invest up to 10% of its total assets in derivatives such as stock index futures contracts, options on stock indices and options on stock index futures but may exceed the 10% threshold for the limited purpose of managing cash flows.
SDAP	SA Franklin BW U.S. Large Cap Value Portfolio	Growth of capital	Value	• Equity securities risk • Value investing risk • Large-cap companies risk	Invests, under normal circumstances, at least 80% of its net assets in equity securities of large capitalization

Dynamic Portfolio	Underlying Portfolio	Investment Goal	Principal Investment Strategies	Principal Risk Factors	Principal Investment Techniques
				• Foreign investment risk • Emerging markets risk • Issuer risk • Management risk • Market risk • Affiliated fund rebalancing risk • Active trading risk	companies. The Portfolio holds equity securities of approximately 150-250 companies under normal market conditions. The Portfolio may invest in foreign securities, including emerging market securities, either directly or through depositary receipts.
SDAP	SA MFS Massachusetts Investors Trust Portfolio	Reasonable growth of income and long term growth and appreciation	Growth; Value

•  Equity securities risk

•  Convertible securities risk

•  Preferred stock risk

•  Depositary receipts risk

•  Large-cap companies risk

•  Growth stock risk

•  Value investing risk

•  Issuer risk

•  Market risk

•  Management risk

•  Foreign investment risk

•  ESG investing risk

•  Affiliated fund rebalancing risk

Invests, under normal market conditions, at least 65% of its assets in equity securities. The Portfolio’s assets may be invested in the stocks of growth companies, value

companies, or a

combination of growth and value companies. The Portfolio primarily invests in companies with large capitalizations. The Portfolio may invest up to 25% of its net assets in foreign

securities.

SDAP	SA Mid Cap Index Portfolio	Results that correspond with the performance of the S&P MidCap 400® Index	Common stocks included in the S&P MidCap 400® Index	• Equity securities risk • Medium sized companies risk • REIT (real estate investment trusts) risk • Failure to match index performance • “Passively managed” strategy risk • Issuer risk	Invests, under normal circumstances, at least 80% of net assets in securities included in the S&P MidCap 400® Index or in securities determined to have economic characteristics that are comparable to

Dynamic Portfolio	Underlying Portfolio	Investment Goal	Principal Investment Strategies	Principal Risk Factors	Principal Investment Techniques
				• Market risk • Affiliated fund rebalancing risk	the economic characteristics of securities included in the S&P MidCap 400® Index.
SDAP	SA Small Cap Index Portfolio	Results that correspond with the performance of the Russell 2000® Index	Common stocks included in the Russell 2000® Index

•  Equity securities risk

•  Small sized companies risk

•  REIT (real estate investment trusts) risk

•  Failure to match index performance

•  “Passively managed” strategy risk

•  Issuer risk

•  Market risk

•  Affiliated fund rebalancing risk

Invests, under normal circumstances, at least 80% of net assets in securities included in the Russell 2000® Index or in securities determined to have economic characteristics that are comparable to the economic characteristics of securities included in the Russell 2000® Index.
SDAP	SA AB Small & Mid Cap Value Portfolio	Long-term growth of capital	Value

•  Equity securities risk

•  Value investing risk

•  Small- and mid-cap companies risk

•  Convertible securities risk

•  Foreign investment risk

•  Issuer risk

•  Management risk

•  Market risk

•  Warrants and rights risk

•  Affiliated fund rebalancing risk

Invests, under normal circumstances, at least 80% of net assets in equity securities of companies with small and medium market capitalizations that are believed to be undervalued. The Portfolio may invest in convertible securities (up to 20% of net assets), rights and warrants (up to 10% of net assets) and foreign securities (up to 15% of net assets).
SDAP	SA Franklin Small Company Value Portfolio	Long-term growth of capital	Value	• Equity securities risk • Value investing risk • Small-cap companies risk	Invests, under normal circumstances, at least 80% of net assets in a diversified portfolio of equity securities

Dynamic Portfolio	Underlying Portfolio	Investment Goal	Principal Investment Strategies	Principal Risk Factors	Principal Investment Techniques

•  Convertible securities risk

•  Preferred stock risk

•  Foreign investment risk

•  Sector or industry focus risk

•  Real estate industry risk

•  Issuer risk

•  Management risk

•  Market risk

•  Affiliated fund rebalancing risk

•  ESG Investment Risk

of small companies that are believed to be

undervalued and have the potential for capital appreciation. The

Portfolio may also

invest in foreign

securities (up to 15% of net assets) and real estate investment trusts (up to 15% of net assets).

SDAP	SA Large Cap Growth Index Portfolio	Results that correspond with the performance of the S&P 500® Growth Index	Growth

•  Equity securities risk

•  Large-Cap companies risk

•  Growth stock risk

•  Failure to match index performance risk

•  “Passively managed” strategy risk

•  Issuer risk

•  Market risk

•  Non-diversification risk

•  Affiliated fund rebalancing risk

Invests, under normal circumstances, at least 80% of net assets in securities included in the S&P 500® Growth Index or in securities determined to have economic characteristics that are comparable to the economic characteristics of securities included in the S&P 500® Growth Index.
SDAP	SA Large Cap Value Index Portfolio	Results that correspond with the performance of the S&P 500® Value Index	Value

•  Equity securities risk

•  Large-Cap companies risk

•  Value investing risk

•  Failure to match index performance risk

•  “Passively managed” strategy risk

•  Issuer risk

•  Market risk

•  Affiliated fund rebalancing risk

Invests, under normal circumstances, at least 80% of net assets in securities included in the S&P 500® Value Index or in securities determined to have economic characteristics that are comparable to the economic characteristics of securities included in the S&P 500® Value Index.

Dynamic Portfolio	Underlying Portfolio	Investment Goal	Principal Investment Strategies	Principal Risk Factors	Principal Investment Techniques
SDAP	SA Franklin Systematic U.S. Large Cap Core Portfolio	Long-term capital appreciation	Growth; Value	• Affiliated fund rebalancing risk • Equity securities risk • Issuer risk • Large-Cap companies risk • Factor-based investing risk • Market risk • Securities selection risk	Seeks to achieve a lower level of risk and higher risk-adjusted performance than the Russell 1000® Index over the long term through a portfolio optimization process employed by the Portfolio’s subadviser. Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of U.S. large capitalization companies.
SDAP	SA Fidelity Institutional AM® International Growth Portfolio	Long-term growth of capital	Growth; International

•  Equity securities risk

•  Large-Cap companies risk

•  Small- and mid-cap companies risk

•  Growth stock risk

•  Foreign investment risk

•  Emerging markets risk

•  Foreign currency risk

•  Issuer risk

•  Management risk

•  Market risk

•  Country, sector or industry focus risk

•  Active trading risk

•  Affiliated fund rebalancing risk

Attempts to achieve its goal by investing

primarily in non-U.S. securities, including securities of issuers located in emerging markets, that demonstrate the

potential for capital appreciation. Under normal circumstances, the Portfolio’s assets will be invested primarily in common stocks, which may

include stocks trading in local markets under local currencies,

American Depositary Receipts or Global

Depositary Receipts. The Portfolio may

invest in equity

securities of

companies in any

Dynamic Portfolio	Underlying Portfolio	Investment Goal	Principal Investment Strategies	Principal Risk Factors	Principal Investment Techniques
market capitalization range.
SDAP	SA JPMorgan Ultra-Short Bond Portfolio	Current income consistent with liquidity and preservation of capital	Short-term securities

•  Active trading risk

•  Affiliated fund rebalancing risk

•  Call risk

•  Counterparty risk

•  Credit risk

•  Derivatives risk

•  Floating rate securities risk

•  Foreign investment risk

•  Foreign sovereign debt risk

•  Income risk

•  Interest rate risk

•  Issuer risk

•  Management risk

•  Market risk

•  Mortgage- and asset-backed securities risk

•  Repurchase agreements risk

•  Bonds risk

•  Money market securities risk

•  Privately placed securities risk

•  U.S. government obligations risk

•  Zero coupon bond risk

Invests, under normal circumstances, at least 80% of its net assets in bonds. The Portfolio will invest only in fixed income securities that are considered investment grade at the time of purchase. Under normal circumstances, the Portfolio maintains a dollar-weighted average effective maturity of one year or less from the date of settlement.
SDAP	SA Emerging Markets Equity Index Portfolio	Results that correspond with the performance of the MSCI Emerging Markets Index	Common stocks included in the MSCI Emerging Markets Index	• Equity securities risk • Foreign investment risk • Foreign currency risk • Emerging markets risk • Country focus risk • ETF risk • Failure to match index performance risk • Management risk

Under normal circumstances, all investments will be selected through the optimization process, and at least 80% of net assets will be invested in securities included in the MSCI Emerging Markets Index or in securities that SunAmerica determines have economic

Dynamic Portfolio	Underlying Portfolio	Investment Goal	Principal Investment Strategies	Principal Risk Factors	Principal Investment Techniques
				• “Passively managed” strategy risk • Issuer risk • Market risk • Affiliated fund rebalancing risk	characteristics that are comparable to the economic characteristics of securities included in the MSCI Emerging Markets Index. The Portfolio may invest in exchange-traded funds.

SUNAMERICA SERIES TRUST

SA BlackRock VCP Global Multi Asset Portfolio

SA PIMCO VCP Tactical Balanced Portfolio

SA VCP Dynamic Allocation Portfolio

PART B

STATEMENT OF ADDITIONAL INFORMATION

December 17, 2024

This Statement of Additional Information (the “SAI”) relates to the reorganization (“Reorganization”) of each of the SA BlackRock VCP Global Multi Asset Portfolio (the “VCP Global Multi Asset Portfolio”) and the SA PIMCO VCP Tactical Balanced Portfolio (the “VCP Tactical Balanced Portfolio” and together with the VCP Global Multi Asset Portfolio, the “Target Portfolios” and each, a “Target Portfolio”) each a series of SunAmerica Series Trust (the “Trust” or “SAST”), into the SA VCP Dynamic Allocation Portfolio (the “VCP Dynamic Allocation Portfolio” or the “Acquiring Portfolio” and together with the Target Portfolios, the “Portfolios” and each, a “Portfolio”), a series of the Trust.

This SAI contains information which may be of interest to shareholders of each Target Portfolio relating to the applicable Reorganization, but which is not included in the Combined Information Statement/Prospectus dated December 17, 2024 (the “Combined Information Statement/Prospectus”). As described in the Combined Information Statement/Prospectus, each Reorganization would involve the transfer of the assets and liabilities of the relevant Target Portfolio in exchange shares of the VCP Dynamic Allocation Portfolio. Each Target Portfolio will distribute the VCP Dynamic Allocation Portfolio shares it receives to its shareholders in complete liquidation of the Target Portfolio.

This SAI is not a prospectus, and should be read in conjunction with the Combined Information Statement/Prospectus. The Combined Information Statement/Prospectus has been filed with the Securities and Exchange Commission, and is available upon request and without charge by writing to VCP Dynamic Allocation Portfolio, c/o SunAmerica Series Trust, 21650 Oxnard Street, 10th Floor, Woodland Hills, California 91367 or by calling 800.445.7862.

Capitalized terms used in this SAI and not otherwise defined herein have the meanings given them in the Combined Information Statement/Prospectus.

Additional Information about each Target Portfolio and the VCP Dynamic Allocation Portfolio	S-3
Financial Statements	S-3
Supplemental Financial Information	S-3

ADDITIONAL INFORMATION ABOUT

THE TARGET PORTFOLIOS

AND THE VCP DYNAMIC ALLOCATION PORTFOLIO

Incorporated by reference is the Statement of Additional Information for the Trust in the Registration Statement on Form N-1A of the Trust dated May 1, 2024, as filed with the Securities and Exchange Commission on April 29, 2024.

FINANCIAL STATEMENTS

This SAI incorporates by reference the audited financial statements and financial highlights of each Portfolio included in the Trust’s Annual Report to Shareholders on Form N-CSR for the fiscal year ended January 31, 2024 (the “Annual Financial Statements”), and the unaudited Semi-Annual Financial Statements of each Portfolio for the six-month period ended July 31, 2024 (the “Semi-Annual Financial Statements”). The Annual Financial Statements and the Semi-Annual Financial Statements contain historical financial information regarding the Portfolios. The Annual Financial Statements and the report of independent accountant therein with respect to each of the Portfolios (filed via EDGAR on April 9, 2024, Accession No. 0001193125-24-090493), and the Semi-Annual Financial Statements (filed via EDGAR on October 8, 2024, Accession No. 0000898430-24-000673), are incorporated herein by reference.

SUPPLEMENTAL FINANCIAL INFORMATION

A table showing the fees of the Acquiring Portfolio and each Target Portfolio, and the fees and expenses of the Acquiring Portfolio on a pro forma basis after giving effect to the Reorganizations, is included in the section entitled “Summary – Fees and Expenses” of the Combined Information Statement/Prospectus.

Each Reorganization will result in a material change to a Target Portfolio’s investment portfolio due to the investment restrictions of the Acquiring Portfolio. It is expected that each security held by the Target Portfolios will be disposed of prior to the applicable Reorganization given the investment restrictions. A pro forma schedule of investments of each Target Portfolio reflecting the anticipated changes to the Target Portfolio’s portfolio holdings in connection with the applicable Reorganization is included below.

There are no material differences in accounting policies of each Target Fund as compared to those of the Acquiring Portfolio.

SCHEDULE OF INVESTMENTS

Schedule of Investments - SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio(3)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 45.7%
Australia — 1.2%
AGL Energy, Ltd.	27,020	$184,219
Ampol, Ltd.	591	12,995
ANZ Group Holdings, Ltd.	563	10,713
Aristocrat Leisure, Ltd.	7,323	259,778
BHP Group, Ltd. (ASX)	61,515	1,707,917
Brambles, Ltd.	20,812	212,459
Cochlear, Ltd.	1,228	277,180
Coles Group, Ltd.	15,104	179,117
Commonwealth Bank of Australia	1,374	123,821
Computershare, Ltd.	4,612	83,406
CSL, Ltd.	4,264	868,170
Fortescue, Ltd.	24,466	304,345
Macquarie Group, Ltd.	5,131	705,070
Medibank Private, Ltd.	54,175	141,118
Northern Star Resources, Ltd.	18,989	176,495
Origin Energy, Ltd.	1,723	11,822
QBE Insurance Group, Ltd.	9,147	108,173
REA Group, Ltd.	1,317	176,279
Rio Tinto, Ltd.	10,671	819,992
Scentre Group	59,174	135,016
South32, Ltd.	86,704	174,121
Stockland	34,942	105,595
Wesfarmers, Ltd.	16,020	771,917
Westpac Banking Corp.	15,505	303,415
Woodside Energy Group, Ltd.	7,871	142,686
Worley, Ltd.	4,583	45,742

		8,041,561

Austria — 0.0%
BAWAG Group AG*	1,545	112,546
Erste Group Bank AG	1,039	53,931
OMV AG	3,332	139,645

		306,122

Belgium — 0.1%
Ageas SA	1,433	68,250
Groupe Bruxelles Lambert NV	3,331	248,009
KBC Group NV	5,003	386,597
Sofina SA	365	86,199
Syensqo SA	265	23,420
Umicore SA	855	11,726

		824,201

Bermuda — 0.1%
Aegon, Ltd.	31,246	201,199
Arch Capital Group, Ltd.†	910	87,160
CK Infrastructure Holdings, Ltd.	5,500	36,569
Invesco, Ltd.	7,441	128,432
Jardine Matheson Holdings, Ltd.	2,100	73,994
Liberty Global, Ltd., Class C†	3,747	75,352

		602,706

Cayman Islands — 0.1%
Budweiser Brewing Co. APAC, Ltd.*	33,900	41,003
CK Asset Holdings, Ltd.	33,500	127,476
CK Hutchison Holdings, Ltd.	15,500	81,566
Sands China, Ltd.†	26,000	48,432
Sea, Ltd. ADR†	2,864	188,165
Wharf Real Estate Investment Co., Ltd.	23,000	56,720

		543,362

Curacao — 0.1%
Schlumberger NV	17,075	824,552

Security Description	Shares or Principal Amount	Value
Denmark — 0.7%
AP Moller-Maersk A/S, Series A	6	$9,744
AP Moller-Maersk A/S, Series B	66	109,388
DSV A/S	2,486	456,040
Genmab A/S†	1,121	316,994
Novo Nordisk A/S, Class B	28,689	3,801,392
Vestas Wind Systems A/S†	16,007	395,519

		5,089,077

Finland — 0.1%
Kone Oyj, Class B	1,436	73,296
Nokia Oyj	8,668	33,998
Nordea Bank Abp	53,429	625,713
Sampo Oyj, Class A	2,653	116,227
Stora Enso Oyj, Class R	745	9,305
Wartsila OYJ Abp	2,643	54,511

		913,050

France — 1.9%
Aeroports de Paris SA	570	74,763
Air Liquide SA	3,739	681,439
Alstom SA†	585	11,439
Amundi SA*	2,622	191,122
Arkema SA	475	42,873
AXA SA	1,838	64,464
BNP Paribas SA	16,603	1,137,215
Bouygues SA	525	18,112
Bureau Veritas SA	7,498	234,848
Capgemini SE	214	42,472
Carrefour SA	19,503	290,889
Cie de Saint-Gobain SA	429	36,770
Cie Generale des Etablissements Michelin SCA	558	22,097
Credit Agricole SA	31,678	480,020
Danone SA	19,254	1,252,773
Dassault Aviation SA	157	31,637
Dassault Systemes SE	4,556	172,514
Edenred SE	341	14,175
Eiffage SA	3,667	364,445
Engie SA	53,133	835,085
EssilorLuxottica SA	367	83,788
Forvia SE	1,073	12,532
Gecina SA	1,337	132,144
Getlink SE	4,388	78,142
Hermes International SCA	363	792,917
Ipsen SA	106	11,903
Legrand SA	4,723	509,368
L’Oreal SA	523	226,477
LVMH Moet Hennessy Louis Vuitton SE	1,548	1,091,048
Pernod Ricard SA	2,116	283,384
Publicis Groupe SA	840	87,672
Rexel SA	8,428	213,798
Safran SA	433	94,950
Sanofi SA	6,261	643,888
Sartorius Stedim Biotech	63	12,465
Schneider Electric SE	5,392	1,297,292
Societe Generale SA	753	19,491
SPIE SA	3	116
Thales SA	388	61,561
TotalEnergies SE	2,785	187,826
Ubisoft Entertainment SA†	4,315	88,491
Valeo SE	13,524	154,399
Veolia Environnement SA	13,764	431,641
Vinci SA	4,426	504,427

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Vivendi SE	1,713	$18,267
Worldline SA*†	1,900	21,511

		13,058,650

Germany — 1.9%
adidas AG	2,483	621,206
Allianz SE	5,411	1,526,726
BASF SE	4,748	221,414
Bayer AG	20,037	595,847
Bayerische Motoren Werke AG	3,471	322,130
Bayerische Motoren Werke AG (Preference Shares)	206	17,687
BioNTech SE ADR†	1,245	107,319
Brenntag SE	854	60,805
Commerzbank AG	9,409	153,621
Continental AG	1,285	78,809
Covestro AG*†	133	7,836
Deutsche Bank AG	2,556	39,920
Deutsche Lufthansa AG	37,656	236,101
Deutsche Pfandbriefbank AG*†	6	34
Deutsche Telekom AG	58,663	1,533,078
E.ON SE	54,634	766,305
Evonik Industries AG	9,802	199,008
Fresenius Medical Care AG	854	33,142
Fresenius SE & Co. KGaA†	8,079	289,892
GEA Group AG	3,073	135,741
Henkel AG & Co. KGaA	527	40,833
HUGO BOSS AG	3,191	126,835
Jenoptik AG	2	57
K+S AG	7,674	99,055
Knorr-Bremse AG	496	39,983
LEG Immobilien SE	856	74,871
Mercedes-Benz Group AG	2,521	166,780
Merck KGaA	230	41,204
Muenchener Rueckversicherungs-Gesellschaft AG	760	374,432
Nemetschek SE	816	77,976
Rheinmetall AG	147	80,123
RWE AG	8,696	324,818
SAP SE	5,664	1,195,029
Scout24 SE*	1,702	134,838
Siemens AG	11,581	2,122,867
Siemens Energy AG†	8,511	247,800
Talanx AG	593	45,081
thyssenkrupp AG	20,832	79,588
Volkswagen AG	454	53,600
Volkswagen AG (Preference Shares)	5,158	575,664
Wacker Chemie AG	104	10,438
Zalando SE*†	7,700	197,463

		13,055,956

Hong Kong — 0.3%
AIA Group, Ltd.	229,219	1,527,706
BOC Hong Kong Holdings, Ltd.	102,500	297,885
Galaxy Entertainment Group, Ltd.	30,000	125,285
Hang Seng Bank, Ltd.	4,800	59,058
Hong Kong Exchanges & Clearing, Ltd.	1,504	44,350
Power Assets Holdings, Ltd.	4,500	28,736
Sino Land Co., Ltd.	14,000	14,425
Swire Pacific, Ltd., Class A	7,319	63,086
Swire Properties, Ltd.	62,200	98,402
Techtronic Industries Co., Ltd.	2,000	25,871

		2,284,804

Security Description	Shares or Principal Amount	Value
Ireland — 0.6%
Accenture PLC, Class A	624	$206,307
AIB Group PLC	14,023	80,250
Alkermes PLC†	4,064	111,029
Aon PLC, Class A	250	82,128
Bank of Ireland Group PLC	891	10,065
CRH PLC	609	52,191
Eaton Corp. PLC	3,630	1,106,388
Flutter Entertainment PLC†	153	30,200
James Hardie Industries PLC CDI†	11,382	411,590
Kerry Group PLC, Class A	1,041	97,314
Kingspan Group PLC	1,981	184,909
Medtronic PLC	14,094	1,132,030
Pentair PLC	1,135	99,733
Trane Technologies PLC	2,574	860,437

		4,464,571

Israel — 0.2%
Check Point Software Technologies, Ltd.†	1,796	329,476
CyberArk Software, Ltd.†	1,159	297,144
Elbit Systems, Ltd.	49	8,758
Monday.com, Ltd.†	59	13,559
Nice, Ltd.†	775	140,226
Tower Semiconductor, Ltd.†	4,107	167,566
Wix.com, Ltd.†	3,849	600,155

		1,556,884

Italy — 0.5%
A2A SpA	38,853	82,230
Banca Monte dei Paschi di Siena SpA	6,108	33,267
Banco BPM SpA	12,136	83,985
Enel SpA	137,394	979,824
Eni SpA	7,237	115,600
FinecoBank Banca Fineco SpA	3,099	52,640
Generali	6,611	171,105
Intesa Sanpaolo SpA	94,361	382,635
Leonardo SpA	5,924	140,978
Mediobanca Banca di Credito Finanziario SpA	19,424	314,966
Moncler SpA	2,558	152,396
Nexi SpA*†	1,567	9,617
Recordati Industria Chimica e Farmaceutica SpA	490	26,684
Snam SpA	3,570	17,058
Terna - Rete Elettrica Nazionale	2,556	21,263
UniCredit SpA	27,468	1,126,797

		3,711,045

Japan — 4.7%
Amada Co., Ltd.	16,900	199,772
ANA Holdings, Inc.	16,200	311,080
Asahi Group Holdings, Ltd.	300	11,088
Asahi Kasei Corp.	37,100	268,842
Astellas Pharma, Inc.	20,900	244,067
Canon, Inc.	11,700	369,607
Central Japan Railway Co.	22,200	524,989
Chubu Electric Power Co., Inc.	3,200	40,362
Daifuku Co., Ltd.	2,600	47,054
Dai-ichi Life Holdings, Inc.	700	21,514
Daiichi Sankyo Co., Ltd.	22,700	923,859
Daikin Industries, Ltd.	1,300	188,276
Daito Trust Construction Co., Ltd.	1,300	156,587
Daiwa House Industry Co., Ltd.	10,700	306,215
Denso Corp.	13,600	226,109
Disco Corp.	600	196,301
East Japan Railway Co.	2,900	54,640
FANUC Corp.	1,300	38,837

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Fast Retailing Co., Ltd.	800	$219,703
Fujitsu, Ltd.	7,100	126,794
GMO Payment Gateway, Inc.	2,100	119,814
Hankyu Hanshin Holdings, Inc.	1,800	51,454
Hitachi Construction Machinery Co., Ltd.	200	5,010
Hitachi, Ltd.	43,900	948,787
Honda Motor Co., Ltd.	129,605	1,388,487
Hoya Corp.	700	87,476
Hulic Co., Ltd.	5,000	48,602
Idemitsu Kosan Co., Ltd.	2,300	15,321
J Front Retailing Co., Ltd.	2,500	30,286
Japan Post Holdings Co., Ltd.	56,000	596,864
Japan Tobacco, Inc.	7,700	227,179
JGC Holdings Corp.	7,500	64,012
Kajima Corp.	1,900	36,962
Kakaku.com, Inc.	3,000	41,916
Kansai Electric Power Co., Inc.	600	10,284
Kawasaki Kisen Kaisha, Ltd.	1,000	15,574
KDDI Corp.	8,816	264,943
Keyence Corp.	500	217,515
Kirin Holdings Co., Ltd.	12,000	170,266
Koito Manufacturing Co., Ltd.	9,000	134,317
Komatsu, Ltd.	19,100	547,815
Kubota Corp.	6,400	92,316
Kurita Water Industries, Ltd.	1,100	46,982
Kyocera Corp.	3,400	43,040
Kyowa Kirin Co., Ltd.	7,900	167,170
LY Corp.	15,000	37,299
Makita Corp.	4,900	160,124
Marubeni Corp.	10,900	206,420
MEIJI Holdings Co., Ltd.	500	12,685
Mitsubishi Chemical Group Corp.	14,100	84,022
Mitsubishi Corp.	20,800	432,154
Mitsubishi Electric Corp.	28,900	485,131
Mitsubishi Estate Co., Ltd.	27,000	458,820
Mitsubishi UFJ Financial Group, Inc.	187,900	2,183,562
Mitsui & Co., Ltd.	3,100	72,313
Mitsui Fudosan Co., Ltd.	78,500	812,755
Mitsui OSK Lines, Ltd.	1,100	35,140
Mizuho Financial Group, Inc.	72,770	1,664,256
MS&AD Insurance Group Holdings, Inc.	3,900	91,795
Murata Manufacturing Co., Ltd.	3,000	66,348
NIDEC Corp.	2,700	119,799
Nikon Corp.	12,200	140,518
Nintendo Co., Ltd.	17,010	945,009
Nippon Paint Holdings Co., Ltd.	6,000	38,300
Nippon Telegraph & Telephone Corp.	386,800	412,591
Nippon Yusen KK	1,900	61,774
Nitto Denko Corp.	2,586	225,964
Nomura Holdings, Inc.	14,700	91,093
Nomura Real Estate Holdings, Inc.	1,000	28,039
Nomura Research Institute, Ltd.	8,100	250,274
Obayashi Corp.	10,200	134,192
Ono Pharmaceutical Co., Ltd.	12,200	182,201
Oriental Land Co., Ltd.	13,300	378,107
Otsuka Holdings Co., Ltd.	7,200	372,530
Pan Pacific International Holdings Corp.	10,500	273,244
Panasonic Holdings Corp.	53,600	428,511
Recruit Holdings Co., Ltd.	22,700	1,297,388
Ricoh Co., Ltd.	3,000	28,025
Santen Pharmaceutical Co., Ltd.	3,600	43,364
SBI Holdings, Inc.	600	15,666

Security Description	Shares or Principal Amount	Value
Japan (continued)
SCREEN Holdings Co., Ltd.	400	$34,051
SCSK Corp.	1,500	29,689
Seven & i Holdings Co., Ltd.	6,400	76,923
Shimadzu Corp.	4,400	130,027
Shin-Etsu Chemical Co., Ltd.	3,000	134,039
Shionogi & Co., Ltd.	4,000	175,985
Skylark Holdings Co., Ltd.	3,300	45,292
SoftBank Corp.	21,600	283,828
SoftBank Group Corp.	7,500	459,794
Sompo Holdings, Inc.	1,300	29,666
Sony Group Corp.	7,600	676,193
Subaru Corp.	16,700	329,516
Sumitomo Chemical Co., Ltd.	50,200	130,470
Sumitomo Corp.	30,300	761,962
Sumitomo Electric Industries, Ltd.	2,500	38,212
Sumitomo Mitsui Financial Group, Inc.	25,800	1,868,000
Sumitomo Mitsui Trust Holdings, Inc.	20,200	509,555
Sumitomo Realty & Development Co., Ltd.	2,300	75,905
Suntory Beverage & Food, Ltd.	3,900	141,030
Suzuki Motor Corp.	8,000	92,949
T&D Holdings, Inc.	1,200	22,713
Takeda Pharmaceutical Co., Ltd.	3,100	88,584
Terumo Corp.	26,500	473,314
Tokio Marine Holdings, Inc.	24,100	958,009
Tokyo Electron, Ltd.	10,500	2,120,075
Tokyo Tatemono Co., Ltd.	3,100	53,670
Toyota Industries Corp.	400	33,369
Toyota Motor Corp.	33,700	655,988
Toyota Tsusho Corp.	10,800	216,383
Trend Micro, Inc.	700	33,560
Unicharm Corp.	3,800	127,177

		32,923,429

Jersey — 0.3%
Experian PLC	18,982	895,000
Ferguson PLC (NYSE)	2,006	446,636
Glencore PLC	150,433	832,841
WPP PLC	846	8,179

		2,182,656

Luxembourg — 0.3%
ArcelorMittal SA	36,733	829,286
Eurofins Scientific SE	297	17,607
SES SA FDR	4	22
Spotify Technology SA†	2,197	755,636
Tenaris SA	8,650	137,446

		1,739,997

Netherlands — 1.1%
ABN AMRO Bank NV*	10,991	191,564
Adyen NV*†	170	208,071
AerCap Holdings NV	164	15,408
Airbus SE	1,345	203,109
Akzo Nobel NV	666	41,064
Argenx SE†	181	92,901
ASML Holding NV	3,740	3,435,570
Euronext NV*	211	21,318
EXOR NV	193	19,741
Ferrari NV	1,585	652,111
Ferrovial SE	2,079	82,607
ING Groep NV	938	17,007
Just Eat Takeaway.com NV *†	9,681	123,349
Koninklijke Philips NV†	13,615	383,853
NN Group NV	13,166	658,612

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
NXP Semiconductors NV	158	$41,579
Prosus NV	1,332	46,301
Randstad NV	1,108	53,862
Signify NV*	5,900	146,424
Stellantis NV	12,739	212,132
STMicroelectronics NV	2,320	77,070
Wolters Kluwer NV	5,721	959,616

		7,683,269

New Zealand — 0.0%
Fisher & Paykel Healthcare Corp., Ltd.	3,949	76,072
Xero, Ltd.†	2,003	183,630

		259,702

Norway — 0.2%
Aker BP ASA	2,796	67,595
DNB Bank ASA	15,446	318,912
Equinor ASA	27,155	719,753
Norsk Hydro ASA	23,126	127,938
Yara International ASA	3,178	90,500

		1,324,698

Panama — 0.0%
Carnival Corp.†	8,018	133,580

Portugal — 0.0%
EDP - Energias de Portugal SA	12,346	50,825

Singapore — 0.2%
DBS Group Holdings, Ltd.	16,610	455,433
Keppel, Ltd.	1,400	6,969
Singapore Airlines, Ltd.	8,900	46,414
Singapore Telecommunications, Ltd.	141,700	327,347
United Overseas Bank, Ltd.	10,200	246,428

		1,082,591

Spain — 0.8%
Acciona SA	467	60,431
ACS Actividades de Construccion y Servicios SA	1,214	54,220
Aena SME SA*	587	111,262
Banco Bilbao Vizcaya Argentaria SA	80,509	846,050
Banco Santander SA	248,699	1,194,368
Bankinter SA	8,353	71,326
CaixaBank SA	26,893	156,688
Iberdrola SA	103,264	1,362,390
Industria de Diseno Textil SA	22,823	1,105,917
Repsol SA	20,835	296,523

		5,259,175

Sweden — 0.4%
Assa Abloy AB, Class B	11,464	348,323
Atlas Copco AB, Class A	22,918	407,294
Atlas Copco AB, Class B	9,304	145,334
Electrolux AB, Class B†	9,444	83,890
Evolution AB*	3,473	335,158
Fastighets AB Balder, Class B†	2,413	17,732
Hexagon AB, Class B	18,506	188,170
Holmen AB, Class B	226	8,876
Investor AB, Class B	28,607	810,515
L E Lundbergforetagen AB, Class B	991	49,999
SKF AB, Class B	3,445	63,883
Svenska Handelsbanken AB, Class A	2,096	21,102
Swedbank AB, Class A	7,108	151,108

Security Description	Shares or Principal Amount	Value
Sweden (continued)
Trelleborg AB, Class B	4,214	$156,240
Volvo AB, Class B	8,844	225,410

		3,013,034

Switzerland — 2.3%
Avolta AG	2,184	82,407
ABB, Ltd.	41,781	2,318,641
Banque Cantonale Vaudoise	164	17,442
Bunge Global SA	431	45,354
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	39	488,893
Coca-Cola HBC AG	549	20,026
DSM-Firmenich AG	1,186	151,534
Givaudan SA	35	171,613
Holcim AG	10,720	1,003,296
Logitech International SA	1,561	140,637
Lonza Group AG	44	29,256
Nestle SA	26,146	2,654,100
Novartis AG	31,958	3,582,631
Roche Holding AG	5,222	1,691,394
Roche Holding AG (BR)	568	200,010
Schindler Holding AG (Participation Certificate)	339	90,684
Sonova Holding AG	109	33,276
Swiss Re AG	1,187	146,361
TE Connectivity, Ltd.	10,461	1,614,446
UBS Group AG	31,184	945,811
Zurich Insurance Group AG	735	404,179

		15,831,991

United Kingdom — 2.9%
3i Group PLC	1,908	76,633
Anglo American PLC	1,350	40,604
Antofagasta PLC	847	21,891
ARM Holdings PLC ADR†	1,037	149,504
Ashtead Group PLC	1,087	78,147
Associated British Foods PLC	5,210	166,055
AstraZeneca PLC	12,279	1,946,782
Auto Trader Group PLC*	3,513	36,793
Aviva PLC	30,749	198,119
Babcock International Group PLC	6	41
BAE Systems PLC	33,149	553,370
Barclays PLC	89,363	267,202
Barratt Developments PLC	2,336	15,770
Berkeley Group Holdings PLC	544	35,487
BP PLC	212,974	1,256,039
British American Tobacco PLC	26,509	940,326
British Land Co. PLC	45,809	242,201
Bunzl PLC	5,259	220,092
Carnival PLC†	1,554	23,853
Centrica PLC	143,538	244,381
Compass Group PLC	28,383	873,632
Diageo PLC	1,827	56,902
Direct Line Insurance Group PLC	15,997	38,826
Drax Group PLC	8,561	71,358
easyJet PLC	5,914	34,202
Endeavour Mining PLC	3,991	89,273
GSK PLC	46,875	907,780
Haleon PLC	3,988	17,914
Hargreaves Lansdown PLC	1,207	17,096
HSBC Holdings PLC	38,994	352,715
IG Group Holdings PLC	9,076	109,375
IMI PLC	1,399	34,013
Imperial Brands PLC	5,876	162,181

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Informa PLC	86,496	$967,860
International Game Technology PLC	9,070	212,873
Intertek Group PLC	1,447	94,057
J Sainsbury PLC	56,194	199,269
Johnson Matthey PLC	6,307	132,827
Land Securities Group PLC	4,320	35,367
Lloyds Banking Group PLC	33,560	25,575
London Stock Exchange Group PLC	921	112,235
M&G PLC	76,362	208,745
Marks & Spencer Group PLC	24,319	102,776
Melrose Industries PLC	5,632	42,569
National Grid PLC	9,711	123,450
NatWest Group PLC	39,106	184,548
NMC Health PLC†(1)	128	0
Ocado Group PLC†	4,085	21,379
Persimmon PLC	1,232	25,087
Phoenix Group Holdings PLC	11,539	81,305
Prudential PLC	47,502	424,139
Reckitt Benckiser Group PLC	1,431	76,804
RELX PLC	20,566	970,281
Rightmove PLC	39,839	295,576
Rio Tinto PLC	9,856	638,108
Rolls-Royce Holdings PLC†	31,410	181,192
Sage Group PLC	1,203	16,783
Schroders PLC	3,772	19,085
Segro PLC	5,227	61,631
Severn Trent PLC	440	14,563
Shell PLC	67,055	2,445,700
Smiths Group PLC	15,776	361,823
Spectris PLC	6,737	263,054
SSE PLC	2,146	51,944
Standard Chartered PLC	35,712	350,880
Taylor Wimpey PLC	7,217	14,746
Tesco PLC	226,556	967,092
Unilever PLC	2,741	168,147
Unilever PLC	11,860	726,292
United Utilities Group PLC	3,439	45,729
Vodafone Group PLC	603,116	562,567
Weir Group PLC	6,001	156,544

		20,661,159

United States — 24.7%
Abbott Laboratories	6,922	733,317
AbbVie, Inc.	5,282	978,860
ABIOMED, Inc. CVR†(1)	79	128
Acuity Brands, Inc.	870	218,674
Adobe, Inc.†	2,708	1,493,868
Advanced Drainage Systems, Inc.	1,236	218,821
Advanced Micro Devices, Inc.†	6,208	896,932
AECOM	6,767	613,158
AES Corp.	3,303	58,760
Agilent Technologies, Inc.	339	47,935
Airbnb, Inc., Class A†	442	61,685
Alaska Air Group, Inc.†	352	13,211
Align Technology, Inc.†	308	71,419
Allstate Corp.	1,521	260,273
Alnylam Pharmaceuticals, Inc.†	70	16,622
Alphabet, Inc., Class A	25,806	4,426,761
Alphabet, Inc., Class C	17,946	3,107,350
Altria Group, Inc.	5,916	289,943
Amazon.com, Inc.†	42,457	7,938,610
Ameren Corp.	146	11,573

Security Description	Shares or Principal Amount	Value
United States (continued)
American Express Co.	2,632	$666,001
American Tower Corp.	131	28,872
Ameriprise Financial, Inc.	326	140,203
AMETEK, Inc.	3,058	530,502
Amgen, Inc.	1,359	451,827
Amphenol Corp., Class A	341	21,913
Analog Devices, Inc.	53	12,263
Apple, Inc.	62,231	13,820,260
Applied Industrial Technologies, Inc.	1,027	224,081
Applied Materials, Inc.	5,734	1,216,755
Arista Networks, Inc.†	964	334,074
Arrow Electronics, Inc.†	952	117,753
Atlassian Corp., Class A†	2,132	376,447
Automatic Data Processing, Inc.	629	165,188
AvalonBay Communities, Inc.	70	14,344
Axon Enterprise, Inc.†	165	49,502
Baker Hughes Co.	1,590	61,565
Ball Corp.	644	41,106
Bank of America Corp.	49,701	2,003,447
Bank of New York Mellon Corp.	2,056	133,784
Becton Dickinson & Co.	919	221,534
Berkshire Hathaway, Inc., Class B†	7,160	3,139,660
Best Buy Co., Inc.	154	13,324
Biogen, Inc.†	130	27,716
Blackstone, Inc.	867	123,244
Block, Inc.†	4,791	296,467
Boeing Co.†	676	128,846
Booking Holdings, Inc.	193	716,997
Booz Allen Hamilton Holding Corp.	253	36,257
Boston Scientific Corp.†	1,337	98,778
Box, Inc., Class A†	456	12,823
Bristol-Myers Squibb Co.	6,977	331,826
Broadcom, Inc.	14,126	2,269,766
Builders FirstSource, Inc.†	2,540	425,120
Burlington Stores, Inc.†	375	97,620
CACI International, Inc., Class A†	418	192,899
Camden Property Trust	339	41,993
Capital One Financial Corp.	203	30,734
Cardinal Health, Inc.	1,805	181,998
Catalent, Inc.†	220	13,055
Caterpillar, Inc.	3,230	1,118,226
Cboe Global Markets, Inc.	197	36,151
CBRE Group, Inc., Class A†	5,454	614,720
Centene Corp.†	10,722	824,736
Charles River Laboratories International, Inc.†	51	12,449
Charles Schwab Corp.	1,835	119,624
Chevron Corp.	7,808	1,252,950
Cigna Group	2,781	969,651
Cintas Corp.	656	501,145
Cirrus Logic, Inc.†	1,648	215,031
Cisco Systems, Inc.	5,731	277,667
Citigroup, Inc.	12,766	828,258
Citizens Financial Group, Inc.	3,337	142,390
Cloudflare, Inc., Class A†	415	32,162
CME Group, Inc.	2,117	410,084
CMS Energy Corp.	741	48,017
Coca-Cola Co.	1,500	100,110
Coinbase Global, Inc., Class A†	57	12,788
Colgate-Palmolive Co.	5,983	593,454
Comcast Corp., Class A	39,322	1,622,819
Comfort Systems USA, Inc.	266	88,424
Conagra Brands, Inc.	405	12,280
ConocoPhillips	5,628	625,834

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Costco Wholesale Corp.	1,790	$1,471,380
Crowdstrike Holdings, Inc., Class A†	452	104,846
Curtiss-Wright Corp.	997	293,816
CVS Health Corp.	1,332	80,360
D.R. Horton, Inc.	2,817	506,863
Danaher Corp.	362	100,303
Datadog, Inc., Class A†	149	17,350
Deckers Outdoor Corp.†	155	143,008
Dell Technologies, Inc., Class C	809	91,967
Delta Air Lines, Inc.	432	18,585
Dexcom, Inc.†	156	10,580
Dick’s Sporting Goods, Inc.	166	35,914
Dollar General Corp.	448	53,935
Dollar Tree, Inc.†	503	52,483
Dominion Energy, Inc.	1,727	92,325
DraftKings, Inc., Class A†	558	20,618
Dropbox, Inc., Class A†	8,751	209,324
Duke Energy Corp.	327	35,731
Dynatrace, Inc.†	772	33,906
Ecolab, Inc.	218	50,290
Edison International	273	21,843
Elevance Health, Inc.	560	297,937
Eli Lilly & Co.	2,834	2,279,301
EMCOR Group, Inc.	1,940	728,354
Emerson Electric Co.	364	42,628
Entergy Corp.	170	19,715
Equinix, Inc.	572	452,017
Etsy, Inc.†	215	14,005
Euronet Worldwide, Inc.†	159	16,216
Eversource Energy	1,144	74,257
Exact Sciences Corp.†	434	19,825
Exelixis, Inc.†	4,749	111,364
Exelon Corp.	740	27,528
Expeditors International of Washington, Inc.	2,473	308,680
Exxon Mobil Corp.	13,103	1,553,885
FedEx Corp.	557	168,353
First Solar, Inc.†	32	6,912
Fiserv, Inc.†	1,139	186,306
Fortinet, Inc.†	15,435	895,847
Fortune Brands Innovations, Inc.	762	61,577
Freeport-McMoRan, Inc.	4,709	213,836
Gartner, Inc.†	253	126,801
GE Vernova, Inc.†	199	35,470
General Dynamics Corp.	341	101,860
General Electric Co.	1,618	275,384
General Motors Co.	4,814	213,356
Genuine Parts Co.	1,251	184,035
Gilead Sciences, Inc.	6,189	470,735
Global Payments, Inc.	445	45,230
Globe Life, Inc.	453	42,011
GoDaddy, Inc., Class A†	301	43,780
Goldman Sachs Group, Inc.	531	270,295
Graco, Inc.	2,676	227,594
Halliburton Co.	3,811	132,165
Hartford Financial Services Group, Inc.	115	12,756
HCA Healthcare, Inc.	6,059	2,199,720
HEICO Corp., Class A	154	29,277
Home Depot, Inc.	4,288	1,578,670
Howmet Aerospace, Inc.	775	74,167
HubSpot, Inc.†	56	27,834
Huntington Bancshares, Inc.	1,129	16,879
IDEX Corp.	142	29,604

Security Description	Shares or Principal Amount	Value
United States (continued)
IDEXX Laboratories, Inc.†	68	$32,376
Illinois Tool Works, Inc.	1,800	445,104
Incyte Corp.†	2,815	183,172
Intel Corp.	6,724	206,696
Intercontinental Exchange, Inc.	462	70,021
International Business Machines Corp.	371	71,284
Intuit, Inc.	710	459,618
Ionis Pharmaceuticals, Inc.†	2,324	114,945
IQVIA Holdings, Inc.†	1,003	246,969
ITT, Inc.	311	43,994
Jack Henry & Associates, Inc.	54	9,260
Johnson & Johnson	19,942	3,147,845
Jones Lang LaSalle, Inc.†	127	31,864
JPMorgan Chase & Co.	11,305	2,405,704
Juniper Networks, Inc.	394	14,850
Kellanova	251	14,596
KeyCorp	668	10,775
Kimberly-Clark Corp.	10,273	1,387,369
KKR & Co., Inc.	411	50,738
KLA Corp.	652	536,642
Kroger Co.	12,332	672,094
Lam Research Corp.	2,358	2,172,284
Leidos Holdings, Inc.	516	74,510
Lennar Corp., Class A	2,563	453,472
Lineage, Inc.†	5,063	444,936
Lockheed Martin Corp.	4,645	2,517,218
Louisiana-Pacific Corp.	1,452	142,528
Lowe’s Cos., Inc.	3,937	966,573
Lululemon Athletica, Inc.†	137	35,436
M&T Bank Corp.	68	11,708
Manhattan Associates, Inc.†	3,423	874,166
Marathon Petroleum Corp.	4,031	713,568
Marsh & McLennan Cos., Inc.	4,400	979,308
Masco Corp.	1,859	144,723
Mastercard, Inc., Class A	6,629	3,073,934
Mattel, Inc.†	1,937	37,365
McKesson Corp.	311	191,893
MercadoLibre, Inc.†	32	53,405
Merck & Co., Inc.	18,449	2,087,135
Meta Platforms, Inc., Class A	7,543	3,581,643
MetLife, Inc.	1,288	98,983
Mettler-Toledo International, Inc.†	165	250,970
MGM Resorts International†	9,148	393,090
Micron Technology, Inc.	9,457	1,038,568
Microsoft Corp.	31,685	13,255,420
Mid-America Apartment Communities, Inc.	72	10,912
Moderna, Inc.†	114	13,591
Molina Healthcare, Inc.†	266	90,778
Mondelez International, Inc., Class A	7,969	544,681
Monolithic Power Systems, Inc.	192	165,713
Moody’s Corp.	895	408,550
Morgan Stanley	10,630	1,097,122
Mosaic Co.	163	4,852
Motorola Solutions, Inc.	1,573	627,501
MSCI, Inc.	477	257,942
NetApp, Inc.	7,372	936,097
Netflix, Inc.†	1,448	909,851
Neurocrine Biosciences, Inc.†	999	141,428
Newmont Corp.	6,584	323,077
News Corp., Class B	140	3,989
NextEra Energy, Inc.	1,918	146,516
NIKE, Inc., Class B	6,320	473,115
Northrop Grumman Corp.	1,392	674,173

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
NOV, Inc.	3,310	$68,914
Nutanix, Inc., Class A†	862	43,540
NVIDIA Corp.	97,685	11,431,099
NVR, Inc.†	56	482,019
Oracle Corp.	2,307	321,711
Oshkosh Corp.	1,924	209,043
Otis Worldwide Corp.	163	15,403
PACCAR, Inc.	1,101	108,625
Palantir Technologies, Inc., Class A†	1,167	31,381
Palo Alto Networks, Inc.†	349	113,331
Paramount Global, Class B	1,996	22,794
Parker-Hannifin Corp.	1,325	743,537
PayPal Holdings, Inc.†	1,952	128,403
Pfizer, Inc.	16,676	509,285
Philip Morris International, Inc.	2,599	299,301
Pinterest, Inc., Class A†	474	15,144
PNC Financial Services Group, Inc.	201	28,508
Pool Corp.	23	8,603
PPG Industries, Inc.	586	74,410
Principal Financial Group, Inc.	285	23,230
Procter & Gamble Co.	11,626	1,868,996
Progressive Corp.	1,106	236,817
Prologis, Inc.	139	17,521
Prudential Financial, Inc.	126	15,790
PulteGroup, Inc.	3,069	405,108
Pure Storage, Inc., Class A†	1,217	72,935
QUALCOMM, Inc.	10,418	1,885,137
Qualys, Inc.†	710	105,889
Quanta Services, Inc.	888	235,657
Regeneron Pharmaceuticals, Inc.†	214	230,947
Reinsurance Group of America, Inc.	1,548	348,966
Reliance, Inc.	275	83,754
Republic Services, Inc.	280	54,410
Robert Half, Inc.	236	15,149
Ross Stores, Inc.	4,177	598,272
RPM International, Inc.	1,507	183,040
RTX Corp.	5,614	659,589
S&P Global, Inc.	3,629	1,759,085
Salesforce, Inc.	1,416	366,461
SBA Communications Corp.	461	101,208
ServiceNow, Inc.†	1,806	1,470,788
Sherwin-Williams Co.	436	152,949
Simon Property Group, Inc.	1,642	251,948
Smartsheet, Inc., Class A†	476	22,829
Snap, Inc., Class A†	1,902	25,335
Snowflake, Inc., Class A†	596	77,706
SS&C Technologies Holdings, Inc.	1,184	86,373
State Street Corp.	3,702	314,559
Stryker Corp.	2,188	716,461
Super Micro Computer, Inc.†	9	6,315
Synopsys, Inc.†	307	171,404
Sysco Corp.	2,618	200,670
Targa Resources Corp.	228	30,844
Target Corp.	4,471	672,483
Taylor Morrison Home Corp.†	1,885	126,446
Tesla, Inc.†	5,445	1,263,621
Texas Instruments, Inc.	106	21,604
Textron, Inc.	354	32,887
Thermo Fisher Scientific, Inc.	2,524	1,548,070
TJX Cos., Inc.	6,339	716,434
Toll Brothers, Inc.	5,059	721,970
Tractor Supply Co.	80	21,066

Security Description	Shares or Principal Amount	Value
United States (continued)
TransDigm Group, Inc.	163	$210,958
TransUnion	189	17,059
Travelers Cos., Inc.	3,002	649,753
Trex Co., Inc.†	738	61,719
TriNet Group, Inc.	98	10,216
Truist Financial Corp.	2,749	122,853
Tyson Foods, Inc., Class A	1,212	73,811
Uber Technologies, Inc.†	8,458	545,287
UGI Corp.	8,374	207,508
Union Pacific Corp.	990	244,263
United Airlines Holdings, Inc.†	1,257	57,093
United Parcel Service, Inc., Class B	4,346	566,588
United Rentals, Inc.	220	166,562
United Therapeutics Corp.†	52	16,291
UnitedHealth Group, Inc.	2,300	1,325,168
Universal Health Services, Inc., Class B	310	66,266
US Bancorp	5,189	232,882
Valero Energy Corp.	912	147,489
Veeva Systems, Inc., Class A†	71	13,627
Ventas, Inc.	639	34,787
Veralto Corp.	1,815	193,406
VeriSign, Inc.†	3,157	590,391
Verisk Analytics, Inc.	759	198,668
Verizon Communications, Inc.	307	12,440
Vertex Pharmaceuticals, Inc.†	438	217,125
Vertiv Holdings Co., Class A	701	55,169
Viatris, Inc.	1,120	13,507
Visa, Inc., Class A	5,859	1,556,560
Vistra Corp.	152	12,041
W.R. Berkley Corp.	1,371	75,583
Walmart, Inc.	31,752	2,179,457
Walt Disney Co.	3,075	288,097
Warner Bros. Discovery, Inc.†	6,372	55,118
Waste Management, Inc.	3,177	643,851
Watsco, Inc.	43	21,048
Wells Fargo & Co.	5,178	307,262
Westinghouse Air Brake Technologies Corp.	2,449	394,656
WW Grainger, Inc.	541	528,454
Xcel Energy, Inc.	562	32,753
Xylem, Inc.	1,197	159,799
Zoetis, Inc.	1,166	209,927
Zscaler, Inc.†	150	26,902

		173,485,815

Total Common Stocks
(cost $277,125,773)		320,908,462

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 44.5%
United States — 44.5%
United States Treasury Notes 1.38%, 11/15/2031	$22,692,900	18,971,619
1.88%, 02/15/2032	32,754,800	28,256,133
2.75%, 08/15/2032	26,595,600	24,301,730
2.88%, 05/15/2032	26,613,500	24,613,329
3.38%, 05/15/2033	65,105,100	61,926,140
3.50%, 02/15/2033	50,414,900	48,473,139
3.88%, 08/15/2033	28,935,100	28,555,327
4.00%, 02/15/2034	16,732,400	16,661,810
4.13%, 11/15/2032	25,014,100	25,205,614
4.38%, 05/15/2034	14,493,800	14,865,204
4.50%, 11/15/2033	19,410,600	20,077,839

Total U.S. Government & Agency Obligations
(cost $318,137,845)		311,907,884

Security Description	Shares or Principal Amount	Value
PURCHASED OPTIONS† — 0.4%
Purchased Options - Puts — 0.4%
Exchange - Traded put option on the S&P 500 Index (Expiration Date: 12/20/2024; Strike Price: $4,900.00; Counterparty: JPMorgan Chase Bank, N.A.)
(cost $2,231,562)	$601	$2,854,750

WARRANTS — 0.0%
United States — 0.0%
Occidental Petroleum Corp. Expires 08/03/2027†
(cost $1,155)	234	9,114

Total Long-Term Investment Securities
(cost $597,496,335)		635,680,210

SHORT-TERM INVESTMENTS — 6.8%
U.S. Government — 1.4%
United States Treasury Bills 5.27%, 08/20/2024	10,048,100	10,020,085

Unaffiliated Investment Companies — 5.4%
State Street Institutional Treasury Money Market Fund, Premier Class 5.23%(2)	37,431,944	37,431,944

Total Short-Term Investments
(cost $47,452,096)		47,452,029

TOTAL INVESTMENTS
(cost $644,948,431)	97.4%	683,132,239
Other assets less liabilities	2.6	18,154,985

NET ASSETS	100.0%	$701,287,224

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA BlackRock VCP Global Multi Asset Portfolio has no right to demand registration of these securities. At July 31, 2024, the aggregate value of these securities was $1,889,909 representing 0.3% of net assets.

†	Non-income producing security

(1)	Securities classified as Level 3
(2)	The rate shown is the 7-day yield as of July 31, 2024.
(3)	Currently expected to dispose of all positions prior to Reorganization

ADR—American Depositary Receipt

ASX—Australian Stock Exchange

BR—Bearer Shares

CDI—Chess Depositary Interest

CVR—Contingent Value Rights

FDR—Fiduciary Depositary Receipt

NYSE—New York Stock Exchange

Equity Swaps

Counterparty	Pay/ Recieve	Underlying Reference	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
JPMorgan Chase Bank, N.A.	Pay	Russell 1000 Value Index	12-MonthSOFR+0.45%	Quarterly	10/04/2024	$14,236,026	$—	$786,858	$786,858

SOFR—Secured Overnight Financing Rate

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
446	Long	MSCI EAFE Index	September 2024	$52,117,000	$53,290,310	$1,173,310
283	Long	S&P 500 E-Mini Index	September 2024	78,396,673	78,645,699	249,026

						$1,422,336

Futures Contracts — (continued)

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
138	Long	Euro STOXX 50 Index	September 2024	$7,323,987	$7,315,187	$(8,800)
119	Short	U.S. Treasury Long Bonds	September 2024	13,869,287	14,372,968	(503,681)
129	Short	U.S. Treasury Ultra Bonds	September 2024	15,774,930	16,507,969	(733,039)

						$(1,245,520)

		Net Unrealized Appreciation (Depreciation)				$176,816

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	CAD	1	USD	—	09/18/2024	$—	$—
	EUR	261,000	USD	281,156	09/18/2024	—	(1,931)
	NZD	6,000	USD	3,681	09/18/2024	110	—
	USD	186,481	GBP	147,000	09/18/2024	2,574	—

						2,684	(1,931)

Citibank, N.A.	USD	6,766,560	CAD	9,276,528	09/18/2024	—	(38,295)
	USD	13,309,704	EUR	12,384,999	09/18/2024	123,387	—

						123,387	(38,295)

Deutsche Bank AG	CAD	38,000	USD	27,720	09/18/2024	158	—
	USD	381,482	CHF	336,000	09/18/2024	3,316	—
	USD	322,040	JPY	49,956,000	09/18/2024	13,758	—

						17,232	—

Goldman Sachs International	JPY	42,868,000	USD	268,369	09/18/2024	—	(19,783)

JPMorgan Chase Bank, N.A.	AUD	350,000	USD	232,053	09/18/2024	2,897	—
	EUR	1,103,735	USD	1,190,071	09/18/2024	—	(7,069)
	JPY	342,697,930	USD	2,211,813	09/18/2024	—	(91,757)
	SEK	1,202,000	USD	114,690	09/18/2024	2,180	—
	USD	21,877,579	AUD	33,001,529	09/18/2024	—	(270,456)
	USD	676,663	EUR	629,000	09/18/2024	5,566	—
	USD	158,920	JPY	25,214,000	09/18/2024	10,566	—
	USD	89,921	NOK	959,000	09/18/2024	—	(1,927)
	USD	52,677	SGD	71,000	09/18/2024	562	—

						21,771	(371,209)

Morgan Stanley & Co. International PLC	CHF	139,000	USD	155,764	09/18/2024	—	(3,424)
	JPY	50,056,000	USD	321,132	09/18/2024	—	(15,337)

						—	(18,761)

UBS AG	USD	190,179	JPY	29,628,000	09/18/2024	8,976	—

Unrealized Appreciation (Depreciation)						$174,050	$(449,979)

AUD—Australian Dollar

CAD—Canadian Dollar

CHF—Swiss Franc

EUR—Euro Currency

GBP—British Pound

JPY—Japanese Yen

NOK—Norwegian Krone

NZD—New Zealand Dollar

SEK—Swedish Krona

SGD—Singapore Dollar

USD—United States Dollar

Schedule of Investments-SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio (10)

Security Description	Shares or Principal Amount	Value

CORPORATE BONDS & NOTES – 8.6%
Aerospace/Defense – 0.2%
Boeing Co.
2.20%, 02/04/2026	$700,000	$666,193
6.26%, 05/01/2027*	100,000	102,183
6.30%, 05/01/2029*	300,000	310,317
6.39%, 05/01/2031*	100,000	104,407
6.53%, 05/01/2034*	100,000	104,973
6.86%, 05/01/2054*	200,000	211,729
7.01%, 05/01/2064*	100,000	105,996
Spirit AeroSystems, Inc. 3.85%, 06/15/2026	800,000	767,805

		2,373,603

Agriculture – 0.1%
Imperial Brands Finance PLC 6.13%, 07/27/2027*	600,000	617,968
JT International Financial Services BV 6.88%, 10/24/2032*	200,000	223,974

		841,942

Airlines – 0.4%
Alaska Airlines Pass-Through Trust 4.80%, 02/15/2029*	145,128	143,253
American Airlines Pass-Through Trust
3.00%, 04/15/2030	453,305	422,833
3.25%, 04/15/2030	129,547	119,168
3.38%, 11/01/2028	109,985	105,064
4.00%, 08/15/2030	66,250	62,335
British Airways Pass-Through Trust
3.35%, 12/15/2030*	335,868	316,048
3.80%, 03/20/2033*	360,120	343,429
Spirit Airlines Pass-Through Trust 3.65%, 08/15/2031	336,401	294,840
United Airlines Pass-Through Trust
2.88%, 04/07/2030	666,441	618,061
3.10%, 04/07/2030	666,441	604,697
4.55%, 02/25/2033	704,900	654,487

		3,684,215

Auto Manufacturers – 0.3%
Ford Motor Credit Co. LLC
2.90%, 02/10/2029	200,000	179,301
6.13%, 03/08/2034	500,000	500,681
6.80%, 05/12/2028	700,000	730,089
7.35%, 11/04/2027	200,000	210,697
Hyundai Capital America FRS 6.51%, (SOFR+1.15%), 08/04/2025*	1,000,000	1,004,943

		2,625,711

Banks – 2.6%
Banco Bilbao Vizcaya Argentaria SA 5.38%, 03/13/2029	400,000	408,846
Bank of America Corp.
5.20%, 04/25/2029	200,000	202,442
5.93%, 09/15/2027	300,000	305,827
Barclays PLC
5.69%, 03/12/2030	300,000	306,394
6.22%, 05/09/2034	600,000	631,421
Citigroup, Inc. 4.40%, 06/10/2025	750,000	744,682
Citizens Financial Group, Inc. 6.65%, 04/25/2035	800,000	852,463
Goldman Sachs Group, Inc. 5.73%, 04/25/2030	1,375,000	1,420,295

Security Description	Shares or Principal Amount		Value

Banks (continued)
HSBC Holdings PLC
6.33%, 03/09/2044		$500,000	$538,226
7.39%, 11/03/2028		1,100,000	1,177,140
ING Groep NV
5.34%, 03/19/2030		1,000,000	1,014,002
6.11%, 09/11/2034		300,000	316,781
JPMorgan Chase & Co. 4.57%, 06/14/2030		1,400,000	1,384,323
KBC Group NV 6.32%, 09/21/2034*		300,000	318,931
Lloyds Banking Group PLC
4.38%, 03/22/2028		600,000	589,626
5.68%, 01/05/2035		200,000	204,849
Morgan Stanley
3.79%, 03/21/2030	EUR	1,300,000	1,427,424
5.12%, 02/01/2029		600,000	605,634
5.65%, 04/13/2028		300,000	305,662
5.66%, 04/18/2030		400,000	412,610
Morgan Stanley FRS 6.38%, (SOFR+1.02%), 04/13/2028		1,010,000	1,012,899
NatWest Group PLC
4.89%, 05/18/2029		1,100,000	1,092,519
7.47%, 11/10/2026		1,500,000	1,539,431
Santander Holdings USA, Inc.
2.49%, 01/06/2028		400,000	372,799
3.45%, 06/02/2025		700,000	688,021
5.81%, 09/09/2026		1,100,000	1,106,697
Stichting AK Rabobank Certificaten 6.50%, 09/29/2024(1)	EUR	945,450	1,140,883
UBS Group AG
3.75%, 03/26/2025		250,000	247,254
5.65%, 09/11/2028		200,000	207,073
6.33%, 12/22/2027*		300,000	308,270
6.37%, 07/15/2026*		1,700,000	1,714,862
6.44%, 08/11/2028*		750,000	778,224
7.75%, 03/01/2029	EUR	600,000	739,488
UBS Group AG FRS 4.66%, (3 ME+1.00%), 01/16/2026	EUR	200,000	217,124
Wells Fargo & Co. 5.57%, 07/25/2029		500,000	512,003

			24,845,125

Biotechnology – 0.0%
Illumina, Inc. 2.55%, 03/23/2031		400,000	338,040

Computers – 0.0%
Booz Allen Hamilton, Inc. 3.88%, 09/01/2028*		200,000	189,541

Diversified Financial Services – 0.7%
AerCap Ireland Capital DAC /AerCap Global Aviation Trust
2.45%, 10/29/2026		1,000,000	944,689
6.10%, 01/15/2027		1,100,000	1,126,688
Ally Financial, Inc. 6.85%, 01/03/2030		300,000	313,619
Aviation Capital Group LLC 5.50%, 12/15/2024*		400,000	399,456
Avolon Holdings Funding, Ltd.
2.53%, 11/18/2027*		318,000	291,699
2.88%, 02/15/2025*		400,000	393,300
Brighthouse Holdings LLC 6.50%, 07/27/2037*(1)		500,000	465,000

Security Description	Shares or Principal Amount	Value

CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
Cantor Fitzgerald LP 7.20%, 12/12/2028*	$300,000	$315,645
Lazard Group LLC 4.38%, 03/11/2029	200,000	194,541
LeasePlan Corp NV 2.88%, 10/24/2024*	1,200,000	1,191,690
Nomura Holdings, Inc. 2.33%, 01/22/2027	500,000	468,400
Synchrony Financial 5.94%, 08/02/2030	600,000	603,697
TPG Operating Group II LP 5.88%, 03/05/2034	300,000	307,760

		7,016,184

Electric – 1.8%
AEP Texas, Inc. 5.25%, 05/15/2052	200,000	185,727
AEP Transmission Co. LLC 5.15%, 04/01/2034	400,000	401,826
AES Corp. 5.45%, 06/01/2028	400,000	403,836
Alabama Power Co. 3.70%, 12/01/2047	300,000	231,249
Appalachian Power Co.
4.50%, 08/01/2032	200,000	189,543
5.65%, 04/01/2034	300,000	306,390
Arizona Public Service Co. 2.65%, 09/15/2050	400,000	241,049
Cleveland Electric Illuminating Co. 4.55%, 11/15/2030*	836,000	807,181
Dominion Energy, Inc. 7.00%, 06/01/2054	1,200,000	1,260,237
DTE Electric Co. 5.20%, 04/01/2033	100,000	102,120
DTE Energy Co. 5.10%, 03/01/2029	100,000	100,914
Duke Energy Progress LLC 4.00%, 04/01/2052	800,000	628,017
Edison International 6.95%, 11/15/2029	400,000	433,191
Enel Finance International NV 4.63%, 06/15/2027*	1,400,000	1,389,200
Entergy Mississippi LLC 2.85%, 06/01/2028	1,900,000	1,775,852
Eversource Energy 5.45%, 03/01/2028	400,000	406,916
Georgia Power Co. 4.70%, 05/15/2032	1,300,000	1,286,946
Liberty Utilities Finance GP 1 2.05%, 09/15/2030*	1,000,000	840,617
Louisville Gas & Electric Co. 5.45%, 04/15/2033	100,000	103,034
Pacific Gas & Electric Co.
3.30%, 12/01/2027	500,000	472,970
4.25%, 03/15/2046	1,300,000	1,011,607
6.10%, 01/15/2029	1,400,000	1,455,627
Rochester Gas & Electric Corp. 1.85%, 12/01/2030*	960,000	799,301
Southern California Edison Co.
3.90%, 03/15/2043	200,000	160,595
4.00%, 04/01/2047	1,500,000	1,189,504

Security Description	Shares or Principal Amount		Value

Electric (continued)
4.05%, 03/15/2042		$200,000	$164,943
4.65%, 10/01/2043		480,000	425,459

			16,773,851

Electronics – 0.1%
TD SYNNEX Corp. 1.25%, 08/09/2024		500,000	499,180

Gas – 0.2%
Boston Gas Co. 3.76%, 03/16/2032*		1,100,000	980,902
Southern California Gas Co. 4.13%, 06/01/2048		1,400,000	1,124,418

			2,105,320

Healthcare-Products – 0.0%
Smith & Nephew PLC 5.15%, 03/20/2027		200,000	201,761

Healthcare-Services – 0.3%
Banner Health 1.90%, 01/01/2031		500,000	423,429
Centene Corp. 2.63%, 08/01/2031		600,000	500,126
HCA, Inc.
4.13%, 06/15/2029		300,000	289,413
5.90%, 06/01/2053		700,000	696,663
Northwell Healthcare, Inc. 3.98%, 11/01/2046		700,000	560,874

			2,470,505

Insurance – 0.2%
Athene Global Funding FRS 4.82%, (3 ME+1.00%), 02/23/2027	EUR	600,000	649,889
Athene Holding, Ltd. 5.88%, 01/15/2034		600,000	611,832
Fairfax Financial Holdings, Ltd. 3.38%, 03/03/2031		400,000	355,183
GA Global Funding Trust 2.90%, 01/06/2032*		800,000	682,627

			2,299,531

Investment Companies – 0.1%
Antares Holdings LP 6.50%, 02/08/2029*		500,000	500,356

Lodging – 0.1%
Sands China, Ltd. 3.80%, 01/08/2026		400,000	388,194
Wynn Macau, Ltd. 5.63%, 08/26/2028*		200,000	189,425

			577,619

Machinery-Construction & Mining – 0.1%
Weir Group PLC 2.20%, 05/13/2026*		900,000	852,538

Mining – 0.1%
Glencore Funding LLC 5.70%, 05/08/2033*		300,000	305,646
Northern Star Resources, Ltd. 6.13%, 04/11/2033*		200,000	206,242

			511,888

Security Description	Shares or Principal Amount	Value

CORPORATE BONDS & NOTES (continued)
Oil & Gas – 0.0%
Aker BP ASA 4.00%, 01/15/2031*	$200,000	$184,985
Pioneer Natural Resources Co. 5.10%, 03/29/2026	100,000	100,550

		285,535

Packaging & Containers – 0.0%
Berry Global, Inc. 5.50%, 04/15/2028	400,000	405,046

Pharmaceuticals – 0.1%
Bayer US Finance II LLC 4.38%, 12/15/2028*	400,000	386,316
Becton Dickinson & Co. 4.87%, 02/08/2029	200,000	201,619

		587,935

Pipelines – 0.2%
Cheniere Energy, Inc. 5.65%, 04/15/2034*	300,000	304,851
Energy Transfer LP
4.75%, 01/15/2026	40,000	39,838
6.05%, 06/01/2041	1,200,000	1,212,538

		1,557,227

Private Equity – 0.1%
KKR Group Finance Co. XII LLC 4.85%, 05/17/2032*	1,300,000	1,274,383

REITS – 0.5%
Alexandria Real Estate Equities, Inc. 4.50%, 07/30/2029	100,000	98,317
American Tower Corp.
2.10%, 06/15/2030	400,000	344,126
4.00%, 06/01/2025	690,000	682,577
5.80%, 11/15/2028	900,000	933,681
EPR Properties 3.60%, 11/15/2031	200,000	173,234
Goodman US Finance Five LLC 4.63%, 05/04/2032*	100,000	95,070
Goodman US Finance Three LLC 3.70%, 03/15/2028*	1,200,000	1,140,997
Highwoods Realty LP 2.60%, 02/01/2031	100,000	82,145
Sun Communities Operating LP 5.50%, 01/15/2029	200,000	203,012
VICI Properties LP 4.75%, 02/15/2028	1,000,000	988,427

		4,741,586

Semiconductors – 0.1%
Broadcom, Inc. 3.47%, 04/15/2034*	100,000	87,333
NXP BV/NXP Funding LLC/NXP USA, Inc. 5.00%, 01/15/2033	900,000	895,071

		982,404

Software – 0.1%
Oracle Corp. 2.95%, 05/15/2025	700,000	687,441

Telecommunications – 0.2%
AT&T, Inc. 3.85%, 06/01/2060	1,300,000	936,643

Security Description	Shares or Principal Amount		Value

Telecommunications (continued)
T-Mobile USA, Inc.
2.40%, 03/15/2029		$700,000	$632,273
3.40%, 10/15/2052		700,000	490,802

			2,059,718

Trucking & Leasing – 0.0%
DAE Funding LLC 1.55%, 08/01/2024*		200,000	200,000

Water – 0.0%
Essential Utilities, Inc. 5.38%, 01/15/2034		100,000	101,190

Total Corporate Bonds & Notes (cost $84,364,439)			81,589,375

ASSET BACKED SECURITIES – 3.9%
Auto Loan Receivables – 1.3%
Avis Budget Rental Car Funding AESOP LLC
Series 2023-3A, Class A 5.44%, 02/22/2028*		1,900,000	1,914,972
Series 2023-5A, Class A 5.78%, 04/20/2028*		800,000	813,302
BMW Canada Auto Trust Series 2023-1A, Class A1 5.43%, 01/20/2026*	CAD	221,548	160,717
Citizens Auto Receivables Trust Series 2023-1, Class A4 5.78%, 10/15/2030*		1,900,000	1,942,550
Enterprise Fleet Financing LLC Series 2024-2, Class A2 5.74%, 12/20/2026*		1,200,000	1,207,529
Ford Auto Securitization Trust Series 2024-AA, Class A3 4.97%, 03/15/2030*	CAD	600,000	455,338
Ford Auto Securitization Trust II Asset-Backed Notes Series 2023-B, Class A1 5.89%, 05/15/2026*	CAD	389,449	282,925
Ford Credit Auto Owner Trust FRS Series 2023-A, Class A2B 6.06%, (SOFR30A+0.72%), 03/15/2026		581,832	582,256
GM Financial Automobile Leasing Trust Series 2023-2, Class A2A 5.44%, 10/20/2025		417,264	417,160
GM Financial Consumer Automobile Receivables Trust Series 2023-2, Class A2A 5.10%, 05/18/2026		256,477	256,207
GM Financial Revolving Receivables Trust Series 2023-1, Class A 5.12%, 04/11/2035*		1,200,000	1,218,897
Honda Auto Receivables Owner Trust Series 2023-2, Class A3 4.93%, 11/15/2027		1,000,000	999,778
Santander Drive Auto Receivables Trust Series 2023-2, Class A2 5.87%, 03/16/2026		23,019	23,020
Tesla Auto Lease Trust Series 2023-B, Class A2 6.02%, 09/22/2025*		1,324,250	1,325,910
Veros Auto Receivables Trust Series 2023-1, Class A 7.12%, 11/15/2028*		276,503	277,581

Security Description	Shares or Principal Amount	Value

ASSET BACKED SECURITIES (continued)
Auto Loan Receivables (continued)
Westlake Automobile Receivables Trust FRS Series 2023-3A, Class A2B 6.01%, (SOFR30A+0.67%), 10/15/2026*	$628,254	$628,822

		12,506,964

Credit Card Receivables – 0.1%
Golden Credit Card Trust Series 2022-4A, Class A 4.31%, 09/15/2027*	1,100,000	1,089,738

Home Equity – 0.3%
Mastr Asset Backed Securities Trust FRS Series 2004-WMC3, Class M1 6.29%, (TSFR1M+0.94%), 10/25/2034	375,475	359,558
Merrill Lynch Mtg. Investors Trust FRS Series 2005-NC1, Class M1 6.18%, (TSFR1M+0.83%), 10/25/2035	1,945,179	1,932,297

		2,291,855

Other Asset Backed Securities – 2.2%
Atlas Senior Loan Fund XV, Ltd. FRS Series 2019-15A, Class A1R 6.50%, (TSFR3M+1.22%), 10/23/2032*	1,100,000	1,100,000
Birch Grove CLO, Ltd. FRS Series 2024-19A, Class A1RR 6.91%, (TSFR3M+1.59%), 07/17/2037*	1,100,000	1,106,875
Countrywide Asset-Backed Certs. FRS
Series 2006-26, Class 1A 5.60%, (TSFR1M+0.25%), 06/25/2037	133,518	124,557
Series 2007-1, Class 2A3 5.60%, (TSFR1M+0.25%), 07/25/2037	18,848	18,557
Series 2007-10, Class 2A4 5.71%, (TSFR1M+0.36%), 06/25/2047	470,758	453,103
Series 2005-3, Class MV7 7.41%, (TSFR1M+2.06%), 08/25/2035	1,100,000	997,071
Crown Point CLO 7, Ltd. FRS Series 2018-7A, Class AR 6.51%, (TSFR3M+1.23%), 10/20/2031*	837,620	837,235
DLLMT LLC Series 2023-1A, Class A2 5.78%, 11/20/2025*	285,592	285,742
Fremont Home Loan Trust FRS Series 2005-1, Class M5 6.53%, (TSFR1M+1.18%), 06/25/2035	415,642	399,124
Golub Capital Partners Static, Ltd. FRS Series 2024-1A, Class A1 6.51%, (TSFR3M+1.23%), 04/20/2033*	1,032,681	1,033,768
LCM 30, Ltd. FRS Series 2021-30A, Class AR 6.62%, (TSFR3M+1.34%), 04/20/2031*	1,370,430	1,371,091
LCM 31, Ltd. FRS Series 2021-31A, Class AR 6.56%, (TSFR3M+1.28%), 07/20/2034*	1,100,000	1,101,925
Louisiana Local Government Environmental Facilities & Community Development Authority Series 2022-ELL, Class A3 4.28%, 02/01/2036	1,200,000	1,158,499
Marble Point CLO X, Ltd. FRS Series 2017-1A, Class AR 6.60%, (TSFR3M+1.30%), 10/15/2030*	159,349	159,471
Ocean Trails CLO 8 FRS Series 2020-8A, Class ARR 6.55%, (TSFR3M+1.29%), 07/15/2034*	1,100,000	1,100,000

Security Description	Shares or Principal Amount		Value

Other Asset Backed Securities (continued)
Octagon Loan Funding, Ltd. FRS Series 2014-1A, Class ARR 6.77%, (TSFR3M+1.44%), 11/18/2031*		$281,325	$281,686
Octane Receivables Trust Series 2023-3A, Class A2 6.44%, 03/20/2029*		1,659,833	1,669,755
PHEAA Student Loan Trust FRS Series 2016-2A, Class A 6.41%, (SOFR30A+1.06%), 11/25/2065*		168,585	168,150
Regatta Funding, Ltd. FRS Series 2018-4A, Class A1R 6.48%, (TSFR3M+1.20%), 10/25/2031*		1,017,049	1,019,438
Romark CLO, Ltd. FRS Series 2017-1A, Class A1R 6.57%, (TSFR3M+1.29%), 10/23/2030*		506,168	506,534
SMB Private Education Loan Trust FRS Series 2016-B, Class A2B 6.89%, (TSFR1M+1.56%), 02/17/2032*		84,544	84,675
Start II, Ltd. Series 2019-1, Class A 4.09%, 03/15/2044*		246,817	236,384
TCW CLO AMR, Ltd. FRS Series 2019-1A, Class ASNR 6.81%, (TSFR3M+1.48%), 08/16/2034*		1,100,000	1,102,980
Trinitas CLO, Ltd. FRS
Series 2017-6A, Class ARRR 6.61%, (TSFR3M+1.33%), 01/25/2034*		1,100,000	1,098,133
Series 2020-14A, Class A1R 6.62%, (TSFR3M+1.34%), 01/25/2034*		1,100,000	1,102,924
TSTAT, Ltd. FRS Series 2022-1A, Class A1RR 6.43%, (TSFR3M+1.15%), 07/20/2037*		1,100,000	1,099,975
Verdelite Static CLO, Ltd. FRS Series 2024-1A, Class A 6.42%, (TSFR3M+1.13%), 07/20/2032*		1,100,000	1,101,692

			20,719,344

Total Asset Backed Securities (cost $36,536,554)			36,607,901

COLLATERALIZED MORTGAGE OBLIGATIONS – 5.0%
Commercial and Residential – 3.9%
280 Park Avenue Mtg. Trust FRS Series 2017-280P, Class A 6.51%, (TSFR1M+1.18%), 09/15/2034*		1,900,000	1,821,625
ALBA PLC FRS Series 2005-1, Class A3 5.49%, (SONIA+0.31%), 11/25/2042	GBP	214,029	272,712
Alternative Loan Trust
Series 2005-J11, Class 1A15 5.50%, 11/25/2035		104,041	59,287
Series 2005-65CB, Class 2A6 6.00%, 12/25/2035		136,282	100,127
Series 2007-J1, Class 2A4 6.00%, 03/25/2037		626,648	242,236
Alternative Loan Trust FRS Series 2006-OA3, Class 2A1 5.88%, (TSFR1M+0.53%), 05/25/2036		2,117,330	1,891,546
American Home Mtg. Assets Trust FRS Series 2006-3, Class 3A11 5.58%, (TSFR1M+0.23%), 10/25/2046		9,845	8,484
Angel Oak Mtg. Trust VRS Series 2020-4, Class A1 1.47%, 06/25/2065*(2)		126,236	118,287

Security Description	Shares or Principal Amount		Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Arbor Realty Commercial Real Estate Notes, Ltd. FRS Series 2022-FL1, Class A 6.79%, (SOFR30A+1.45%), 01/15/2037*		$1,100,000	$1,087,961
Banco La Hipotecaria SA Series 2016-1A, Class A 3.36%, 01/15/2046*(3)		699,463	652,235
BDS LLC FRS Series 2022-FL11, Class ATS 7.14%, (TSFR1M+1.80%), 03/19/2039*		999,990	998,741
BX Trust FRS Series 2018-GW, Class A 6.43%, (TSFR1M+1.10%), 05/15/2035*		580,000	577,825
Chase Home Lending Mtg. Trust FRS Series 2024-7, Class A11 6.64%, (SOFR30A+1.30%), 06/25/2055*		1,100,000	1,099,992
Chase Home Lending Mtg. Trust VRS Series 2024-RPL3, Class A1A 3.25%, 09/25/2064*(2)		895,550	793,132
ChaseFlex Trust FRS Series 2007-2, Class A1 6.02%, (TSFR1M+0.67%), 05/25/2037		381,826	355,875
Citigroup Mtg. Loan Trust FRS Series 2024-1, Class A11 6.70%, (SOFR30A+1.35%), 07/25/2054*		1,100,000	1,099,992
COLT Mtg. Loan Trust Series 2024-3, Class A1 6.39%, 06/25/2069*		496,112	502,920
COMM Mtg. Trust VRS Series 2018-HOME, Class A 3.82%, 04/10/2033*(2)		1,100,000	1,024,050
Credit Suisse Commercial Mtg. FRS Series 2021-SOP2, Class A 6.51%, (TSFR1M+1.18%), 06/15/2034*		799,160	751,788
Cross Mtg. Trust Series 2024-H3, Class A1 6.27%, 06/25/2069*		1,075,722	1,086,468
CSMC Trust VRS
Series 2018-RPL9, Class A 3.85%, 09/25/2057*(2)		939,204	896,350
Series 2020-RPL5, Class A1 4.72%, 08/25/2060*(2)		207,021	206,039
DBUBS Mtg. Trust Series 2017-BRBK, Class A 3.45%, 10/10/2034*		1,200,000	1,162,164
Eurosail PLC FRS
Series 2007-3A, Class A3C 6.20%, (SONIA+1.07%), 06/13/2045*	GBP	163,488	209,618
Series 2007-3X, Class A3A 6.20%, (SONIA+1.07%), 06/13/2045	GBP	144,950	185,536
Series 2007-3X, Class A3C 6.20%, (SONIA+1.07%), 06/13/2045	GBP	193,213	247,731
FORT CRE Issuer LLC FRS Series 2022-FL3, Class A 7.19%, (SOFR30A+1.85%), 02/23/2039*		774,451	764,779
GCAT Trust Series 2024-NQM2, Class A1 6.09%, 06/25/2059*		942,424	950,826
HarborView Mtg. Loan Trust FRS Series 2006-12, Class 2A2A 5.84%, (TSFR1M+0.49%), 01/19/2038		10,732	9,396

Security Description	Shares or Principal Amount		Value

Commercial and Residential (continued)
HarborView Mtg. Loan Trust VRS Series 2005-4, Class 3A1 5.10%, 07/19/2035(2)		$93,901	$69,283
HERA Commercial Mtg., Ltd. FRS Series 2021-FL1, Class A 6.50%, (TSFR1M+1.16%), 02/18/2038*		596,389	591,655
HGI CRE CLO, Ltd. FRS Series 2022-FL3, Class A 7.04%, (SOFR30A+1.70%), 04/20/2037*		246,745	246,330
HPLY Trust FRS Series 2019-HIT, Class A 6.45%, (TSFR1M+1.11%), 11/15/2036*		137,666	137,364
Independence Plaza Trust Series 2018-INDP, Class A 3.76%, 07/10/2035*		1,600,000	1,512,426
IndyMac INDX Mtg. Loan Trust FRS Series 2005-AR12, Class 1A1 5.98%, (TSFR1M+0.63%), 07/25/2035		204,405	134,695
KREF, Ltd. FRS Series 2022-FL3, Class A 6.79%, (TSFR1M+1.45%), 02/17/2039*		400,000	398,023
LFT CRE, Ltd. FRS Series 2021-FL1, Class A 6.61%, (TSFR1M+1.28%), 06/15/2039*		739,191	736,058
LoanCore Issuer, Ltd. FRS Series 2021-CRE5, Class A 6.74%, (TSFR1M+1.41%), 07/15/2036*		302,659	301,392
Ludgate Funding PLC FRS
Series 2006-1X, Class A2A 5.47%, (SONIA+0.31%), 12/01/2060	GBP	377,264	473,815
Series 2008-W1X, Class A1 5.80%, (SONIA+0.72%), 01/01/2061	GBP	522,970	663,114
Mill City Mtg. Loan Trust VRS Series 2019-GS2, Class A1 2.75%, 08/25/2059*(2)		392,987	373,259
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25, Class A4 3.37%, 10/15/2048		1,800,000	1,766,567
MortgageIT Trust FRS Series 2005-2, Class 1A1 5.98%, (TSFR1M+0.63%), 05/25/2035		6,585	6,456
Natixis Commercial Mtg. Securities Trust
Series 2019-10K, Class A 3.62%, 05/15/2039*		1,600,000	1,489,318
Series 2019-LVL, Class A 3.89%, 08/15/2038*		800,000	738,486
New Residential Mtg. Loan Trust VRS
Series 2019-RPL3, Class A1 2.75%, 07/25/2059*(2)		638,859	605,588
Series 2020-RPL1, Class A1 2.75%, 11/25/2059*(2)		321,893	303,744
Series 2018-3A, Class A1 4.50%, 05/25/2058*(2)		389,320	379,232
NYO Commercial Mtg. Trust FRS Series 2021-1290, Class A 6.54%, (TSFR1M+1.21%), 11/15/2038*		900,000	864,000
PRET Trust VRS Series 2024-RPL1, Class A1 3.90%, 10/25/2063*(2)		759,049	735,677
TBW Mtg.-Backed Trust Series 2006-3, Class 1A 6.00%, 07/25/2036		632,513	255,722

Security Description	Shares or Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Uropa Securities PLC FRS Series 2007-1, Class A3A 5.38%, (SONIA+0.32%), 10/10/2040	GBP	146,825	$183,523
VASA Trust FRS Series 2021-VASA, Class A 6.34%, (TSFR1M+1.01%), 07/15/2039*		$500,000	466,523
Verus Securitization Trust Series 2024-4, Class A1 6.22%, 06/25/2069*		1,071,858	1,083,547
VMC Finance LLC FRS Series 2022-FL5, Class A 7.24%, (SOFR30A+1.90%), 02/18/2039*		737,120	735,098
WaMu Mtg. Pass-Through Certs. Trust FRS
Series 2005-AR19, Class A1A1 6.00%, (TSFR1M+0.65%), 12/25/2045		142,622	140,448
Series 2006-AR9, Class 2A 6.22%, (12 MTA+1.05%), 08/25/2046		818,241	679,519
Worldwide Plaza Trust Series 2017-WWP, Class A 3.53%, 11/10/2036*		2,100,000	1,459,502

			36,708,086

U.S. Government Agency – 1.1%
Fannie Mae REMICS FRS Series 2024-54, Class FC 6.31%, (SOFR30A+0.97%), 08/25/2054		1,100,000	1,099,828
Federal Home Loan Mtg. Corp. Multiclass Certs. VRS Series 2024-P016, Class A2 4.61%, 09/25/2033(2)		1,000,000	987,966
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series W5FX, Class AFX 3.21%, 04/25/2028(2)		2,700,000	2,575,319
Federal Home Loan Mtg. Corp. REMIC Series 4745, Class CZ 3.50%, 01/15/2048		1,258,702	1,131,382
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4790, Class F 5.64%, (SOFR30A+0.30%), 10/15/2043		365,130	355,861
Series 4579, Class FD 5.79%, (SOFR30A+0.46%), 01/15/2038		333,330	332,294
Federal Home Loan Mtg. Corp. REMIC VRS Series 4579, Class SD 0.72%, 01/15/2038(2)(4)		333,330	20,528
Federal Home Loan Mtg. Corp. STRIPS FRS Series 2013-314, Class S2 0.44%, (5.78%-SOFR30A), 09/15/2043(4)(5)		614,349	58,871
Federal National Mtg. Assoc. REMIC Series 2013-17, Class TI 3.00%, 03/25/2028(4)		196,815	6,804
Federal National Mtg. Assoc. REMIC FRS
Series 2012-113, Class PF 5.81%, (SOFR30A+0.46%), 10/25/2040		137,697	137,123
Series 2007-85, Class FL 6.00%, (SOFR30A+0.65%), 09/25/2037		829,383	822,490
Series 2012-21, Class FQ 6.01%, (SOFR30A+0.66%), 02/25/2041		71,529	71,455
Government National Mtg. Assoc. REMIC FRS
Series 2014-H02, Class FB 6.09%, (TSFR1M+0.76%), 12/20/2063		58,870	58,874
Series 2016-H11, Class F 6.24%, (TSFR1M+0.91%), 05/20/2066		994,825	994,709

Security Description	Shares or Principal Amount	Value
U.S. Government Agency (continued)
Series 2016-H14, Class FA 6.24%, (TSFR1M+0.91%), 06/20/2066	$544,778	$544,736
Series 2016-H17, Class FC 6.27%, (TSFR1M+0.94%), 08/20/2066	1,354,559	1,354,967

		10,553,207

Total Collateralized Mortgage Obligations
(cost $49,744,749)		47,261,293

U.S. GOVERNMENT & AGENCY OBLIGATIONS – 41.6%
U.S. Government – 20.9%
United States Treasury Bonds
1.13%, 05/15/2040	2,120,000	1,354,564
1.38%, 11/15/2040	17,090,000	11,199,958
1.75%, 08/15/2041	9,500,000	6,509,355
1.88%, 02/15/2041	10,100,000	7,159,953
2.00%, 11/15/2041	9,100,000	6,470,598
2.25%, 05/15/2041(6)(7)	3,100,000	2,322,457
2.75%, 11/15/2047	100,000	75,129
2.88%, 11/15/2046	290,000	224,909
3.25%, 05/15/2042	4,400,000	3,776,094
3.38%, 08/15/2042	4,800,000	4,186,125
3.63%, 08/15/2043	2,800,000	2,507,203
3.88%, 05/15/2043	5,700,000	5,304,563
4.00%, 11/15/2042	6,000,000	5,704,688
4.38%, 05/15/2041 to 08/15/2043	8,600,000	8,653,398
4.50%, 02/15/2044	800,000	808,000
4.63%, 05/15/2044	3,700,000	3,800,016
4.75%, 02/15/2041 to 11/15/2043	11,470,000	12,013,167
United States Treasury Notes
1.25%, 04/30/2028 to 09/30/2028	8,400,000	7,565,578
2.88%, 08/15/2028	4,300,000	4,122,961
3.50%, 04/30/2028	7,300,000	7,174,531
3.63%, 03/31/2030	600,000	589,852
3.75%, 05/31/2030(8)	600,000	593,391
3.75%, 06/30/2030	1,400,000	1,384,523
4.00%, 06/30/2028 to 02/15/2034	34,900,000	34,770,812
4.13%, 07/31/2028 to 08/31/2030	4,400,000	4,426,769
4.25%, 02/28/2029	16,500,000	16,715,918
4.38%, 11/30/2030	1,700,000	1,738,715
4.63%, 09/30/2028 to 09/30/2030	8,100,000	8,309,352
4.88%, 10/31/2028 to 10/31/2030	5,000,000	5,187,523
United States Treasury Notes TIPS
0.13%, 01/15/2032(9)	4,191,841	3,705,579
0.63%, 07/15/2032(9)	5,404,450	4,945,855
1.13%, 01/15/2033(9)	5,861,908	5,537,599
1.25%, 04/15/2028(9)	1,989,338	1,943,182
1.75%, 01/15/2034(9)	7,764,692	7,688,433
2.38%, 10/15/2028(9)	615,198	630,775

		199,101,525

U.S. Government Agency – 20.7%
Federal Home Loan Mtg. Corp.
1.50%, 04/01/2037	4,637,647	4,049,132
4.00%, 04/01/2048 to 01/01/2050	600,977	574,318
4.50%, 08/01/2048 to 08/01/2053	42,178,993	40,639,066
5.00%, 05/01/2053 to 06/01/2053	7,828,358	7,708,118
5.50%, 08/01/2053	918,670	921,652
6.00%, 01/01/2053 to 01/01/2054	3,936,167	3,992,910
Federal National Mtg. Assoc.
1.50%, 03/01/2037 to 06/01/2037	4,194,733	3,662,807
3.79%, 01/01/2029	1,800,000	1,754,954
4.00%, 07/01/2045 to 09/01/2050	24,738,362	23,558,762
6.00%, 01/01/2053 to 08/01/2053	10,827,726	10,994,405

Security Description	Shares or Principal Amount		Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mtg. Assoc.
3.00%, August 30 TBA		$7,700,000	$6,871,343
4.00%, August 30 TBA		4,300,000	4,061,045
Tennessee Valley Authority 3.88%, 03/15/2028		1,900,000	1,886,948
Uniform Mtg. Backed Securities
2.50%, September 30 TBA		13,500,000	11,333,322
3.00%, September 30 TBA		31,700,000	27,691,665
4.00%, September 30 TBA		2,000,000	1,875,890
4.50%, September 30 TBA		12,500,000	12,048,555
5.00%, September 30 TBA		13,000,000	12,807,361
5.50%, August 30 TBA		10,300,000	10,315,772
5.50%, September 30 TBA		5,000,000	5,008,633
6.00%, September 30 TBA		3,300,000	3,346,409
6.50%, September 30 TBA		1,900,000	1,947,820

			197,050,887

Total U.S. Government & Agency Obligations
(cost $402,070,131)			396,152,412

FOREIGN GOVERNMENT OBLIGATIONS – 1.9%
Banks – 0.0%
Cassa Depositi e Prestiti SpA 5.75%, 05/05/2026*		400,000	401,321

Regional(State/Province) – 0.2%
Province of Ontario
3.65%, 06/02/2033	CAD	800,000	573,846
4.15%, 06/02/2034	CAD	300,000	222,334
Province of Quebec
3.60%, 09/01/2033	CAD	1,500,000	1,070,452
4.45%, 09/01/2034	CAD	400,000	303,185

			2,169,817

Sovereign – 1.7%
Brazil Letras do Tesouro Nacional Zero Coupon, 04/01/2025	BRL	32,700,000	5,391,512
Dominican Republic 4.88%, 09/23/2032*		1,200,000	1,098,227
Government of Romania
2.13%, 03/07/2028*	EUR	600,000	605,633
2.63%, 12/02/2040*	EUR	400,000	288,052
3.75%, 02/07/2034*	EUR	860,000	809,278
5.63%, 05/30/2037*	EUR	300,000	316,749
Republic of Panama 6.88%, 01/31/2036		300,000	300,312
Republic of Peru
3.30%, 03/11/2041		200,000	151,286
6.15%, 08/12/2032*	PEN	11,100,000	2,883,854
Republic of Poland
4.63%, 03/18/2029		100,000	100,097
4.88%, 10/04/2033		400,000	396,448
5.13%, 09/18/2034		200,000	200,652
Republic of Turkey
5.88%, 05/21/2030	EUR	100,000	109,357
7.63%, 05/15/2034		400,000	410,589
State of Israel 5.38%, 03/12/2029		700,000	697,361
United Mexican States
4.00%, 08/24/2034	MXN	4,922,827	238,953
6.34%, 05/04/2053		500,000	479,115
United Mexican States TIPS 2.75%, 11/27/2031(9)	MXN	21,988,628	1,001,945

Security Description	Shares or Principal Amount		Value
Sovereign (continued)
3.00%, 12/03/2026(9)	MXN	1,312,754	$65,391
4.00%, 11/30/2028(9)	MXN	6,809,911	344,246

			15,889,057

Total Foreign Government Obligations
(cost $19,442,131)			18,460,195

MUNICIPAL SECURITIES – 0.2%
Kansas Development Finance Authority Revenue Bonds 5.50%, 05/01/2034		$400,000	416,670
Sales Tax Securitization Corp. Revenue Bonds 3.24%, 01/01/2042		1,300,000	1,046,623
Texas Natural Gas Securitization Finance Corp. Series 2023-1, Class A1 5.10%, 04/01/2035		291,012	295,631

Total Municipal Securities
(cost $2,068,815)			1,758,924

PURCHASED OPTIONS† – 0.3%
Purchased Options - Calls – 0.0%
Over the counter call option to enter into an interest rate swap for the right to receive a fixed rate of 2.73% versus EUR-LIBOR-BBA maturing 11/14/2024 (Counterparty: Goldman Sachs International)		10,100,000	8,983
Over the counter call option to enter into an interest rate swap for the right to receive a fixed rate of 2.75% versus EUR-LIBOR-BBA maturing 11/13/2024 (Counterparty: Goldman Sachs International)		16,000,000	15,042
Over the counter call option to enter into an interest rate swap for the right to receive a fixed rate of 2.75% versus EUR-LIBOR-BBA maturing 11/15/2024 (Counterparty: Goldman Sachs International)		7,000,000	7,064
Over the counter call option to enter into an interest rate swap for the right to receive a fixed rate of 2.77% versus EUR-LIBOR-BBA maturing 11/18/2024 (Counterparty: Goldman Sachs International)		5,400,000	5,796
Over the counter call option to enter into an interest rate swap for the right to receive a fixed rate of 2.80% versus EUR-LIBOR-BBA maturing 11/20/2024 (Counterparty: Goldman Sachs International)		7,100,000	9,113
Over the counter call option to enter into an interest rate swap for the right to receive a fixed rate of 2.82% versus EUR-LIBOR-BBA maturing 11/21/2024 (Counterparty: Goldman Sachs International)		7,100,000	9,992
Over the counter call option to enter into an interest rate swap for the right to receive a fixed rate of 2.85% versus EUR-LIBOR-BBA maturing 11/22/2024 (Counterparty: Goldman Sachs International)		5,400,000	8,534
Over the counter call option to enter into an interest rate swap for the right to receive a fixed rate of 2.92% versus EUR-LIBOR-BBA maturing 11/25/2024 (Counterparty: Goldman Sachs International)		7,600,000	15,200

Security Description	Shares or Principal Amount	Value
PURCHASED OPTIONS (continued)
Purchased Options – Calls (continued)
Over the counter call option to enter into an interest rate swap for the right to receive a fixed rate of 2.92% versus EUR-LIBOR-BBA maturing 12/03/2024 (Counterparty: Goldman Sachs International)	5,900,000	$13,162
Over the counter call option to enter into an interest rate swap for the right to receive a fixed rate of 2.93% versus EUR-LIBOR-BBA maturing 11/29/2024 (Counterparty: Goldman Sachs International)	13,600,000	30,272

		123,158

Purchased Options - Puts – 0.3%
Exchange - traded put option on the S&P 500 Index (Expiration Date: 06/20/2025; Strike Price: $3,800.00)	160	448,800
Exchange - traded put option on the S&P 500 Index (Expiration Date: 06/20/2025; Strike Price: $4,350.00)	160	825,600
Exchange - traded put option on the S&P 500 Index (Expiration Date: 06/20/2025; Strike Price: $4,900.00)	160	1,632,800

		2,907,200

Total Purchased Options
(cost $3,238,864)		3,030,358

Total Long-Term Investment Securities
(cost $597,465,683)		584,860,458

SHORT-TERM INVESTMENTS – 4.3%
Commercial Paper – 4.3%
Alimentation Couche Tard, Inc. 5.50%, 09/06/2024*	$2,900,000	2,883,428
Campbell Soup Co. 5.55%, 08/21/2024*	750,000	747,502
Canadian Natural Resources, Ltd. 5.85%, 08/26/2024*	2,800,000	2,788,902
Constellation Brands, Inc.
5.63%, 08/20/2024*	500,000	498,397
5.65%, 08/20/2024*	750,000	747,596
5.66%, 08/12/2024*	1,200,000	1,197,702
Crown Castle, Inc.
5.75%, 08/06/2024*	2,300,000	2,297,806
5.85%, 08/27/2024*	1,000,000	995,663
Dominion Energy, Inc. 5.53%, 09/03/2024	1,200,000	1,193,832
Entergy Corp. 5.60%, 10/15/2024*	2,300,000	2,273,935
General Dynamics Corp. 5.47%, 08/01/2024*	2,800,000	2,799,587
Intercontinental Exchange, Inc.
5.51%, 08/05/2024*	750,000	749,541
5.51%, 08/06/2024*	750,000	749,426
Jones Lang LaSalle, Inc. 5.57%, 08/12/2024*	2,600,000	2,595,231
Marriott International, Inc.
5.53%, 08/06/2024*	1,800,000	1,798,347
5.53%, 08/07/2024*	850,000	849,089
NextEra Energy Capital Holdings, Inc. 5.57%, 08/13/2024*	2,800,000	2,794,489
Parker-Hannifin Corp.
5.52%, 08/27/2024*	900,000	896,299
5.52%, 08/28/2024*	1,500,000	1,493,601

Security Description	Shares or Principal Amount	Value
Commercial Paper (continued)
Penske Truck Leasing Co. LP/PTL Finance Corp. 5.51%, 08/02/2024	$1,300,000	$1,299,603
Southern California Edison Co. 5.60%, 08/05/2024*	2,600,000	2,597,969
Targa Resources Corp.
6.00%, 08/01/2024*	2,300,000	2,299,630
6.00%, 09/03/2024*	600,000	596,644
VW Credit, Inc.
5.55%, 08/05/2024*	1,295,000	1,294,024
5.57%, 08/21/2024*	850,000	847,286
5.57%, 08/21/2024*	1,900,000	1,893,934

Total Short-Term Investments (cost $41,183,541)		41,179,463

REPURCHASE AGREEMENTS – 73.7%
Agreement with Bank of America Securities, Inc., bearing interest at 5.45% dated 07/31/2024, to be repurchased 08/01/2024 in the amount of $223,133,775 and collateralized by $219,604,000 of United States Treasury Notes, bearing interest at 4.50% due 11/15/2033 and having an approximate value of $229,325,805	223,100,000	223,100,000
Agreement with Goldman Sachs, bearing interest at 5.45% dated 07/31/2024, to be repurchased 08/01/2024 in the amount of $58,308,826 and collateralized by $60,028,057 of Government National Mtg. Assoc. Bonds, bearing interest at 5.50% due 11/20/2052 and having an approximate value of $60,379,855	58,300,000	58,300,000
Agreement with JPMorgan Chase, bearing interest at 5.45% dated 07/31/2024, to be repurchased 08/01/2024 in the amount of $200,030,278 and collateralized by $244,652,000 of United States Treasury Notes, bearing interest at 1.25% due 08/15/2031 and having an approximate value of $205,474,914	200,000,000	200,000,000
Agreement with JPMorgan Chase, bearing interest at 5.46% dated 07/31/2024, to be repurchased 08/02/2024 in the amount of $219,666,612 and collateralized by $249,802,548 of United States Treasury Inflation Indexed Notes, bearing interest at 0.13% due 01/15/2031 and having an approximate value of $224,524,583	219,600,000	219,600,000

Total Repurchase Agreements (cost $701,000,000)		701,000,000

TOTAL INVESTMENTS (cost $1,339,649,224)	139.5%	327,039,921
Reverse Repurchase Agreements(11)	(9.0)	(85,498,687)
Other assets less liabilities	(30.5)	(290,232,429)

NET ASSETS	100.0%	$951,308,805

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA PIMCO VCP Tactical Balanced Portfolio has no right to demand registration of these securities. At July 31, 2024, the aggregate value of these securities was $124,121,678 representing 13.0% of net assets.

†	Non-income producing security
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
These securities do not indicate a reference rate and spread in their description above.
(3)	Securities classified as Level 3
(4)	Interest Only

(5)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at July 31, 2024.
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(7)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(8)	The security or a portion thereof was pledged as collateral for open forward foreign currency contracts.
(9)	Principal amount of security is adjusted for inflation.
(10)	Currently expected to dispose of all positions prior to Reorganization
(11)	Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Amount Borrowed	Amount Payable
J.P. Morgan Chase	5.44%	7/29/2024	8/5/2024	$(1,504,250)	$(1,504,932)
J.P. Morgan Chase	5.50%	7/30/2024	8/5/2024	(9,244,500)	(9,246,831)
J.P. Morgan Chase	5.51%	7/25/2024	8/1/2024	(1,602,000)	(1,603,716)
J.P. Morgan Chase	5.51%	7/29/2024	8/5/2024	(31,084,125)	(31,097,848)
Royal Bank of Scotland	5.48%	7/23/2024	8/6/2024	(19,416,250)	(19,439,307)
Royal Bank of Scotland	5.49%	7/24/2024	8/7/2024	(4,722,000)	(4,727,761)
Toronto-Dominion Bank	5.47%	7/23/2024	8/6/2024	(17,925,562)	(17,933,923)

				$(85,498,687)	$(85,554,318)

12 MTA—Federal Reserve US 12 Month Cumulative Average 1 Year CMT

3 ME—3 Month Euribor

CLO—Collateralized Loan Obligation

DAC—Designated Activity Company

FRS—Floating Rate Security

REMIC—Real Estate Mortgage Investment Conduit

SOFR—Secured Overnight Financing Rate

SOFR30A—US 30 Day Average Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

STRIPS—Separate Trading of Registered Interest and Principal

TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS—Treasury Inflation Protected Securities

TSFR1M—Term Secured Overnight Financing Rate 1 Month

TSFR3M—Term Secured Overnight Financing Rate 3 Month

VRS—Variable Rate Security

BRL—Brazilian Real

CAD—Canadian Dollar

EUR—Euro Currency

GBP—British Pound

MXN—Mexican Peso

PEN—Peruvian Sol

The rates shown on FRS and/or VRS are the current interest rates at July 31, 2024 and unless noted otherwise, the dates shown are the original maturity dates.

Interest Rate Swaps

Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	4,200,000	USD	Fixed 1.750%	12-Month SOFR	Annual	Annual	Dec 2051	$(161,634)	$1,488,238	$1,326,604
Centrally Cleared	400,000	USD	12-Month SOFR	Fixed 3.340%	Annual	Annual	Feb 2030	—	(5,820)	(5,820)
Centrally Cleared	3,200,000	USD	Fixed 2.000	3-Month SOFR	Semiannual	Quarterly	Dec 2051	(99,598)	1,124,689	1,025,091
Centrally Cleared	4,200,000	USD	Fixed 1.441	3-Month SOFR	Semiannual	Quarterly	Jul 2031	(567)	627,845	627,278
Centrally Cleared	200,000	USD	12-Month SOFR	Fixed 3.750	Annual	Annual	Jul 2033	—	2,026	2,026
Centrally Cleared	200,000	USD	12-Month SOFR	Fixed 3.900	Annual	Annual	Aug 2033	—	4,338	4,338
Centrally Cleared	1,100,000	USD	12-Month SOFR	Fixed 3.950	Annual	Annual	Sep 2033	—	28,114	28,114
Centrally Cleared	900,000	USD	12-Month SOFR	Fixed 4.165	Annual	Annual	Sep 2033	—	38,015	38,015
Centrally Cleared	1,000,000	USD	12-Month SOFR	Fixed 4.150	Annual	Annual	Oct 2033	—	41,167	41,167
Centrally Cleared	15,200,000	AUD	6-Month BBSW	Fixed 4.750	Semiannual	Semiannual	Dec 2033	(182,531)	321,836	139,305
Centrally Cleared	8,100,000	USD	Fixed 3.604	12-Month SOFR	Annual	Annual	Aug 2033	—	8,058	8,058
Centrally Cleared	10,600,000	USD	Fixed 3.608	12-Month SOFR	Annual	Annual	Aug 2033	—	6,955	6,955
Centrally Cleared	2,800,000	USD	Fixed 3.619	12-Month SOFR	Annual	Annual	Aug 2033	—	(472)	(472)
Centrally Cleared	1,300,000	USD	Fixed 3.600	12-Month SOFR	Annual	Annual	Jan 2034	—	2,468	2,468
Centrally Cleared	2,100,000	USD	Fixed 3.609	12-Month SOFR	Annual	Annual	Aug 2033	—	1,173	1,173
Centrally Cleared	8,600,000	USD	Fixed 3.750	12-Month SOFR	Annual	Annual	Jun 2029	12,663	(50,405)	(37,742)
Centrally Cleared	4,200,000	USD	Fixed 3.750	12-Month SOFR	Annual	Annual	Jun 2034	21,235	(64,106)	(42,871)
Centrally Cleared	2,400,000	USD	Fixed 3.500	12-Month SOFR	Annual	Annual	Jun 2054	(703)	21,848	21,145
Centrally Cleared	1,200,000	USD	12-Month SOFR	Fixed 3.710	Annual	Annual	Mar 2034	—	8,202	8,202
Centrally Cleared	8,100,000	EUR	6-Month EURIBOR	Fixed 2.750	Semiannual	Annual	Sep 2034	130,515	11,523	142,038
Centrally Cleared	3,300,000	EUR	Fixed 2.500	6-Month EURIBOR	Annual	Semiannual	Sep 2054	(130,153)	32,617	(97,536)
Centrally Cleared	6,800,000	GBP	12-Month SONIA	Fixed 4.000	Annual	Annual	Sep 2029	124,059	(5,162)	118,897
Centrally Cleared	6,400,000	USD	Fixed 3.722	12-Month SOFR	Annual	Annual	Nov 2033	—	(52,044)	(52,044)
Centrally Cleared	1,100,000	BRL	Less than 1-Month BRCDI	Fixed 9.842	Maturity	Maturity	Jan 2027	—	(7,048)	(7,048)
Centrally Cleared	42,400,000	BRL	Less than 1-Month BRCDI	Fixed 9.832	Maturity	Maturity	Jan 2027	—	(272,902)	(272,902)
Centrally Cleared	46,500,000	BRL	Less than 1-Month BRCDI	Fixed 9.815	Maturity	Maturity	Jan 2027	—	(302,296)	(302,296)
Centrally Cleared	1,700,000	USD	12-Month SOFR	Fixed 4.090	Annual	Annual	Apr 2034	—	64,339	64,339
Centrally Cleared	1,000,000	USD	12-Month SOFR	Fixed 4.078	Annual	Annual	Apr 2034	—	36,865	36,865
Centrally Cleared	800,000	EUR	6-Month EURIBOR	Fixed 2.780	Annual	Annual	May 2029	—	7,510	7,510
Centrally Cleared	100,000	USD	12-Month SOFR	Fixed 4.130	Annual	Annual	May 2034	—	4,115	4,115
Centrally Cleared	1,000,000	EUR	6-Month EURIBOR	Fixed 2.827	Semiannual	Semiannual	May 2029	—	11,611	11,611
Centrally Cleared	2,000,000	USD	Fixed 3.750	12-Month SOFR	Annual	Annual	Dec 2034	3,563	(35,216)	(31,653)
Centrally Cleared	400,000	USD	Fixed 3.880	12-Month SOFR	Annual	Annual	Jul 2034	—	(8,415)	(8,415)

								$(283,151)	$3,089,666	$2,806,515

Credit Default Swaps - Seller(1)

Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread(2)	Notional amount(3)	Currency	USD notional amount(3)	Received fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(4)
Centrally Cleared	CDX Investment Grade Index Series 42	51.67	800,000	USD	800,000	1.000%	Quarterly	Jun 2029	$16,347	$689	$17,036

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, credit indices or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

BBSW—Bank Bill Swap Reference Rate

BRCDI—Brazilian Interbank Certificate of Deposit

EURI BOR—Euro Interbank Offered Rate

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

Written Options on Futures

Counterparty (OTC)/Exchange-Traded	Name of Issuer	Strike price	Expiration date	Number of contracts	Notional amount	Premium	Value	Unrealized Appreciation (Depreciation)
Calls
Morgan Stanley and Co., Inc.	Call option on 10 Year U.S. Treasury Note Futures	112.50	8/23/2024	13	$—	$4,249	$8,226	$(3,977)
Puts
Morgan Stanley and Co., Inc.	Put option on 10 Year U.S. Treasury Note Futures	110.00	8/23/2024	13	—	4,655	1,117	3,538

						$8,904	$9,343	$(439)

Written Options on Interest Rate Swaps

Counterparty (OTC)/Exchange-Traded	Issue	Strike price	Expiration date	Notional amount	Premium	Value	Unrealized Appreciation (Depreciation)
Calls
Goldman Sachs International	Call option to enter into an interest rate swap for the right to receive a fixed rate of 2.31% versus EUR_LIBOR-BBA maturing 11/13/2024	2.31	11/13/2024	$1,800,000	$—	$11,707	$(11,707)
Goldman Sachs International	Call option to enter into an interest rate swap for the right to receive a fixed rate of 2.30% versus EUR_LIBOR-BBA maturing 11/14/2024	2.30	11/14/2024	1,100,000	—	7,014	(7,014)
Goldman Sachs International	Call option to enter into an interest rate swap for the right to receive a fixed rate of 2.31% versus EUR_LIBOR-BBA maturing 11/15/2024	2.31	11/15/2024	800,000	—	5,375	(5,375)
Goldman Sachs International	Call option to enter into an interest rate swap for the right to receive a fixed rate of 2.31% versus EUR_LIBOR-BBA maturing 11/18/2024	2.31	11/18/2024	600,000	—	4,091	(4,091)
Goldman Sachs International	Call option to enter into an interest rate swap for the right to receive a fixed rate of 2.35% versus EUR_LIBOR-BBA maturing 11/20/2024	2.35	11/20/2024	800,000	—	6,476	(6,476)
Goldman Sachs International	Call option to enter into an interest rate swap for the right to receive a fixed rate of 2.36% versus EUR_LIBOR-BBA maturing 11/21/2024	2.36	11/21/2024	800,000	—	6,735	(6,735)
Goldman Sachs International	Call option to enter into an interest rate swap for the right to receive a fixed rate of 2.36% versus EUR_LIBOR-BBA maturing 11/22/2024	2.36	11/22/2024	600,000	—	5,168	(5,168)

Written Options on Interest Rate Swaps – (continued)

Counterparty (OTC)/Exchange-Traded	Issue	Strike price	Expiration date	Notional amount	Premium	Value	Unrealized Appreciation (Depreciation)
Goldman Sachs International	Call option to enter into an interest rate swap for the right to receive a fixed rate of 2.40% versus EUR_LIBOR-BBA maturing 11/25/2024	2.40	11/25/2024	$800,000	$—	$7,988	$(7,988)
Goldman Sachs International	Call option to enter into an interest rate swap for the right to receive a fixed rate of 2.47% versus EUR_LIBOR-BBA maturing 11/29/2024	2.47	11/29/2024	600,000	—	7,707	(7,707)
Goldman Sachs International	Call option to enter into an interest rate swap for the right to receive a fixed rate of 2.47% versus EUR_LIBOR-BBA maturing 11/29/2024	2.47	11/29/2024	800,000	—	10,357	(10,357)
Goldman Sachs International	Call option to enter into an interest rate swap for the right to receive a fixed rate of 2.44% versus EUR_LIBOR-BBA maturing 12/03/2024	2.44	12/3/2024	700,000	—	8,480	(8,480)
Bank of America, N.A.	Call option to enter into an interest rate swap for the right to receive a fixed rate of 3.85% versus USD_SOFR maturing 08/01/2024	3.85	8/1/2024	500,000	1,925	9,435	(7,510)
Morgan Stanley and Co., Inc.	Call option to enter into an interest rate swap for the right to receive a fixed rate of 2.65% versus EUR_LIBOR-BBA maturing 08/12/2024	2.65	8/12/2024	1,600,000	2,181	8,697	(6,516)
Goldman Sachs International	Call option to enter into an interest rate swap for the right to receive a fixed rate of 3.60% versus USD_SOFR maturing 08/15/2024	3.59	8/15/2024	300,000	1,065	1,788	(723)
Goldman Sachs International	Call option to enter into an interest rate swap for the right to receive a fixed rate of 3.53% versus USD_SOFR maturing 08/16/2024	3.53	8/16/2024	900,000	3,195	3,723	(528)
Goldman Sachs International	Call option to enter into an interest rate swap for the right to receive a fixed rate of 3.64% versus USD_SOFR maturing 08/26/2024	3.64	8/26/2024	400,000	1,460	3,777	(2,317)
Barclays Bank PLC	Call option to enter into an interest rate swap for the right to receive a fixed rate of 3.61% versus USD_SOFR maturing 08/26/2024	3.60	8/26/2024	100,000	398	780	(382)
Goldman Sachs International	Call option to enter into an interest rate swap for the right to receive a fixed rate of 3.56% versus USD_SOFR maturing 08/26/2024	3.56	8/26/2024	1,900,000	7,030	11,305	(4,275)
Goldman Sachs International	Call option to enter into an interest rate swap for the right to receive a fixed rate of 3.56% versus USD_SOFR maturing 08/26/2024	3.56	8/26/2024	1,900,000	6,840	11,949	(5,109)

					$24,094	$132,552	$(108,458)
Puts
Bank of America, N.A.	Put option to enter into an interest rate swap for the right to pay a fixed rate of 4.25% versus USD_SOFR maturing 08/01/2024	4.25	8/1/2024	500,000	1,925	—	1,925
Morgan Stanley and Co., Inc.	Put option to enter into an interest rate swap for the right to pay a fixed rate of 2.91% versus EUR_LIBOR-BBA maturing 08/12/2024	2.91	8/12/2024	1,600,000	2,181	64	2,117
Goldman Sachs International	Put option to enter into an interest rate swap for the right to pay a fixed rate of 3.95% versus USD_SOFR maturing 08/15/2024	3.95	8/15/2024	300,000	1,065	163	902
Goldman Sachs International	Put option to enter into an interest rate swap for the right to pay a fixed rate of 3.88% versus USD_SOFR maturing 08/16/2024	3.88	8/16/2024	900,000	3,195	929	2,266
Goldman Sachs International	Put option to enter into an interest rate swap for the right to pay a fixed rate of 3.99% versus USD_SOFR maturing 08/26/2024	3.99	8/26/2024	400,000	1,460	273	1,187
Barclays Bank PLC	Put option to enter into an interest rate swap for the right to pay a fixed rate of 3.96% versus USD_SOFR maturing 08/26/2024	3.95	8/26/2024	100,000	398	90	308
Goldman Sachs International	Put option to enter into an interest rate swap for the right to pay a fixed rate of 3.91% versus USD_SOFR maturing 08/26/2024	3.91	8/26/2024	1,900,000	7,030	2,439	4,591
Goldman Sachs International	Put option to enter into an interest rate swap for the right to pay a fixed rate of 3.92% versus USD_SOFR maturing 08/26/2024	3.92	8/26/2024	1,900,000	6,840	2,273	4,567

Written Options on Interest Rate Swaps – (continued)

Counterparty (OTC)/Exchange-Traded	Issue	Strike price	Expiration date	Notional amount	Premium	Value	Unrealized Appreciation (Depreciation)
					$24,094	$6,231	$17,863

					$48,188	$138,783	$(90,595)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
415	Long	E-Mini Russell 2000 Index	September 2024	$42,641,250	$47,164,750	$4,523,500
1,197	Long	MSCI EAFE Index	September 2024	140,749,245	143,023,545	2,274,300
41	Long	U.S. Treasury 10 Year Notes	September 2024	4,485,074	4,584,313	99,239
91	Long	U.S. Treasury 2 Year Notes	September 2024	18,552,745	18,688,414	135,669
179	Long	U.S. Treasury 5 Year Notes	September 2024	18,950,463	19,312,422	361,959
47	Short	Euro-BUND	September 2024	6,803,834	6,802,276	1,558
12	Short	Japan 10 Year Bonds	September 2024	11,459,953	11,432,462	27,491

						$7,423,716

						Unrealized (Depreciation)
16	Long	Long Gilt	September 2024	$2,043,412	$2,040,837	$(2,575)
1,248	Long	S&P 500 E-Mini Index	September 2024	347,490,000	346,819,200	(670,800)
132	Short	U.S. Treasury Long Bonds	September 2024	15,506,710	15,943,125	(436,415)
278	Short	U.S. Treasury Ultra 10 Year Notes	September 2024	31,081,308	32,130,719	(1,049,411)
173	Short	U.S. Treasury Ultra Bonds	September 2024	21,548,946	22,138,594	(589,648)

						$(2,748,849)

		Net Unrealized Appreciation (Depreciation)				$4,674,867

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	CHF	1,353,636	USD	1,534,296	09/03/2024	$—	$(13,217)
	CNH	13,390,000	USD	1,868,432	10/25/2024	3,249	—
	GBP	1,200,000	USD	1,541,884	09/03/2024	—	(1,257)
	PEN	817,917	USD	220,314	08/19/2024	1,511	—
	SGD	1,028,371	USD	759,187	08/02/2024	—	(10,148)
	USD	4,519,148	EUR	4,152,000	08/02/2024	—	(25,646)
	USD	332,494	INR	27,852,161	09/24/2024	—	(366)
	USD	1,088,887	SEK	11,490,000	08/02/2024	—	(15,978)

						4,760	(66,612)

Barclays Bank PLC	AUD	139,000	USD	92,594	08/02/2024	1,695	—
	CAD	2,272,000	USD	1,667,440	08/02/2024	21,793	—
	CHF	1,360,000	USD	1,514,214	08/02/2024	—	(35,202)
	CNH	16,476,000	USD	2,281,780	10/25/2024	—	(13,273)
	EUR	10,145,000	USD	10,877,520	08/02/2024	—	(101,906)
	GBP	1,200,000	USD	1,517,723	08/02/2024	—	(24,938)
	JPY	498,568,597	USD	3,228,451	08/02/2024	—	(99,667)
	MXN	17,274,547	USD	921,973	09/18/2024	1,502	—
	SEK	11,541,874	USD	1,090,702	08/02/2024	12,949	—
	USD	2,800,147	CNH	20,179,000	10/25/2024	10,722	—
	USD	50,000	IDR	811,350,000	08/26/2024	—	(85)
	USD	50,000	IDR	816,850,001	09/03/2024	243	—
	USD	110,284	IDR	1,790,598,914	09/13/2024	—	(178)
	USD	3,127,222	JPY	500,022,434	08/02/2024	210,600	—
	USD	3,228,451	JPY	496,163,046	09/03/2024	99,365	—
	USD	704,643	NZD	1,156,000	08/02/2024	—	(16,650)
	USD	507,676	TRY	17,510,240	08/16/2024	12,932	—

Forward Foreign Currency Contracts – (continued)

Counterparty		Contract to Deliver	In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	1,016,014	TRY	35,612,314	08/29/2024	$26,873	$—
	USD	716,939	TRY	25,200,413	09/26/2024	—	(1,120)

						398,674	(293,019)

Citibank, N.A.	BRL	7,430,159	USD	1,359,018	08/02/2024	45,376	—
	BRL	3,561,700	USD	634,319	11/04/2024	11,007	—
	CAD	6,300,167	USD	4,564,714	09/03/2024	—	(2,690)
	EUR	5,993,000	USD	6,491,881	09/03/2024	—	(3,704)
	KRW	3,127,233,051	USD	2,259,284	09/23/2024	—	(28,229)
	NZD	1,156,000	USD	681,322	08/02/2024	—	(6,671)
	PEN	1,978,660	USD	531,807	08/19/2024	2,489	—
	PEN	3,801,362	USD	1,020,144	08/22/2024	3,243	—
	PEN	3,790,998	USD	1,010,572	08/26/2024	—	(3,537)
	PEN	954,831	USD	256,296	09/17/2024	906	—
	THB	89,800	USD	2,494	08/19/2024	—	(29)
	TWD	35,513	USD	1,101	09/13/2024	11	—
	TWD	72,701,780	USD	2,230,807	11/18/2024	—	(13,762)
	USD	1,323,700	BRL	7,430,159	08/02/2024	—	(10,058)
	USD	4,564,714	CAD	6,305,766	08/02/2024	2,658	—
	USD	6,482,205	EUR	5,993,000	08/02/2024	3,719	—
	USD	2,701,257	INR	226,318,301	09/24/2024	—	(2,490)
	USD	257,693	MXN	4,617,524	09/18/2024	—	(11,650)
	USD	681,349	NZD	1,156,000	09/03/2024	6,690	—
	USD	780,805	PLN	3,056,533	09/18/2024	—	(10,090)
	USD	364,521	TRY	12,657,117	08/27/2024	6,995	—
	USD	10,000	TWD	322,055	09/13/2024	—	(111)
	USD	2,988,631	ZAR	54,499,181	10/18/2024	—	(14,124)

						83,094	(107,145)

Goldman Sachs International	AUD	1,337,000	USD	890,757	08/02/2024	16,426	—
	AUD	1,476,000	USD	966,091	09/03/2024	44	—
	BRL	3,910,070	USD	690,569	08/02/2024	—	(726)
	BRL	32,700,000	USD	5,865,839	04/02/2025	247,138	—
	CAD	4,032,326	USD	2,945,966	08/02/2024	25,285	—
	CNH	6,944,000	USD	972,016	10/25/2024	4,740	—
	INR	63,805,112	USD	763,000	09/24/2024	2,146	—
	MXN	6,551,000	USD	351,717	09/18/2024	2,648	—
	USD	965,344	AUD	1,476,000	08/02/2024	—	(114)
	USD	762,197	BRL	3,910,071	08/02/2024	—	(70,902)
	USD	1,178,839	BRL	6,469,351	10/02/2024	—	(42,440)
	USD	1,726,582	PLN	6,779,944	09/18/2024	—	(16,996)
	USD	356,933	TRY	17,095,116	03/13/2025	50,893	—

						349,320	(131,178)

Unrealized Appreciation (Depreciation)						$835,848	$(597,954)

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CNH—Yuan Renminbi Offshore

EUR—Euro Currency

GBP—British Pound

IDR—Indonesian Rupiah

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

NZD—New Zealand Dollar

PEN—Peruvian Sol

PLN—Polish Zloty

SEK—Swedish Krona

SGD—Singapore Dollar

THB—Thailand Baht

TRY—New Turkish Lira

TWD—New Taiwan Dollar

USD—United States Dollar

ZAR—South African Rand

PART C

Item 15. Indemnification.

Section 9.5 of SunAmerica Series Trust (the “Registrant”) Declaration of Trust relating to the indemnification of officers and trustees is quoted below:

Section 9.5. Indemnification and Advancement of Expenses. Subject to the exceptions and limitations contained in this Section 9.5, every person who is, or has been, a Trustee, officer, or employee of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

No indemnification shall be provided hereunder to a Covered Person to the extent such indemnification is prohibited by applicable federal law.

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a Person.

Subject to applicable federal law, expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 9.5 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 9.5.

To the extent that any determination is required to be made as to whether a Covered Person engaged in conduct for which indemnification is not provided as described herein, or as to whether there is reason to believe that a Covered Person ultimately will be found entitled to indemnification, the Person or Persons making the determination shall afford the Covered Person a rebuttable presumption that the Covered Person has not engaged in such conduct and that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

As used in this Section 9.5, the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, demands, actions, suits, investigations, regulatory inquiries, proceedings or any other occurrence of a similar nature, whether actual or threatened and whether civil, criminal, administrative or other, including appeals, and the words “liability” and “expenses” shall include without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

Item 16. Exhibits

(1)	(i)

Amended and Restated Declaration of Trust dated April 27, 2022. Incorporated herein by reference to Post- Effective Amendment No. 129 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 27, 2023.

(ii)

Amended and Restated Establishment and Designation of Series dated May 23, 2017. Incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on August 16, 2017.

C-1

(iii)

Amended and Restated Establishment and Designation of Series dated August 9, 2017. Incorporated herein by reference to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 23, 2018.

(iv)

Amended and Restated Establishment and Designation of Series dated December 19, 2017. Incorporated herein by reference to Post-Effective Amendment No. 104 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on February 1, 2018.

(v)

Amended and Restated Designation of Series of Shares dated April 4, 2018. Incorporated herein by reference to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 23, 2018.

(vi)

Amended and Restated Establishment and Designation of Series dated December 12, 2018. Incorporated herein by reference to Post-Effective Amendment No. 109 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on December 17, 2018.

(vii)

Amended and Restated Establishment and Designation of Series dated June 12, 2019. Incorporated herein by reference to Post-Effective Amendment No. 114 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on July 24, 2019.

(viii)

Amended and Restated Establishment and Designation of Series dated April 28, 2020. Incorporated herein by reference to Post-Effective Amendment No. 119 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on July 24, 2020.

(ix)

Amended and Restated Establishment and Designation of Series dated October 12, 2020. Incorporated herein by reference to Post-Effective Amendment No. 122 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on January 25, 2021.

(x)

Amended and Restated Establishment and Designation of Series dated April 27, 2021. Incorporated herein by reference to Post-Effective Amendment No. 123 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 30, 2021.

(xi)

Amended and Restated Establishment and Designation of Series dated May 25, 2021. Incorporated herein by reference to Post-Effective Amendment No. 125 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on May 27, 2021.

(xii)

Amended and Restated Establishment and Designation of Series dated June 27, 2022. Incorporated herein by reference to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 27, 2023.

(xiii)

Amended and Restated Establishment and Designation of Series, dated June 26, 2023. Incorporated herein by reference to Post-Effective Amendment No. 131 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on July 5, 2023.

(xiv)

Amended and Restated Establishment and Designation of Series, dated April 12, 2024. Incorporated herein by reference to Post-Effective Amendment No. 133 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 29, 2024.

(2)

Amended and Restated By-Laws dated April 27, 2022. Incorporated herein by reference to Post-Effective Amendment No.  129 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 27, 2023.

(3)		None.

(4)		Form of Agreement and Plan of Reorganization (included as Appendix B to the Combined Information Statement/Prospectus included in this Registration Statement).

(5)		None.

C-2

(6)	(i)	Investment Advisory and Management Agreement between the Registrant and SunAmerica Asset Management, LLC (“SunAmerica”), dated January 1, 1999, as amended, is filed herewith.

(ii)

Subadvisory Agreement between SunAmerica and AllianceBernstein, L.P., dated November 13, 2019. Incorporated herein by reference to Post-Effective Amendment No. 117 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 29, 2020.

(iii)

Amendment No. 1 to Subadvisory Agreement between SunAmerica and AllianceBernstein, L.P., dated November 1, 2022. Incorporated herein by reference to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 27, 2023.

(iv)

Subadvisory Agreement between SunAmerica and BlackRock Investment Management, LLC, dated January 13, 2016. Incorporated herein by reference to Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 22, 2016.

(v)

Amendment No. 1 to the Subadvisory Agreement between SunAmerica and BlackRock Investment Management, LLC, dated February 1, 2019. Incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 30, 2019.

(vi)

Amendment No. 2 to the Subadvisory Agreement between SunAmerica and BlackRock Investment Management, LLC, dated October 13, 2020. Incorporated herein by reference to Post-Effective Amendment No. 120 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on October 13, 2020.

(vii)

Subadvisory Agreement between SunAmerica and Brandywine Global Investment Management, LLC, dated July 31, 2020. Incorporated herein by reference to Post-Effective Amendment No. 123 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 30, 2021.

(viii)

Subadvisory Agreement between SunAmerica and Federated Investment Counseling, dated January 1, 1999. Incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 13, 2006.

(ix)

Amendment to Subadvisory Agreement between SunAmerica and Federated Investment Counseling, dated May 1, 2004 (transferring subadvisory responsibilities for Federated American Leaders Portfolio and Telecom Utility Portfolio to Federated Equity Management Company of Pennsylvania and Corporate Bond Portfolio to Federated Investment Management Company). Incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 15, 2004.

(x)

Amendment No. 2 to Subadvisory Agreement between SunAmerica and Federated Equity Management Company of Pennsylvania and Federated Investment Management Company dated February 19, 2007. Incorporated herein by reference to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 16, 2007.

(xi)

Amendment No. 3 to Subadvisory Agreement between SunAmerica and Federated Investment Management Company dated October 2, 2007. Incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 18, 2008.

(xii)

Subadvisory Agreement between SunAmerica and FIAM LLC (formerly, Pyramis Global Investors, LLC) dated October 1, 2013. Incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 25, 2014.

C-3

(xiii)

Amendment No. 1 to the Subadvisory Agreement between SunAmerica and FIAM LLC dated May 1, 2019. Incorporated herein by reference to Post-Effective Amendment No. 128 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 26, 2022.

(xiv)

Subadvisory Agreement between SunAmerica and Franklin Advisers, Inc. dated October 7, 2019. Incorporated herein by reference to Post-Effective Amendment No. 115 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on October 7, 2019.

(xv)

Amendment No. 1 to Subadvisory Agreement between SunAmerica and Franklin Advisers, Inc., dated July 12, 2021. Incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on July 12, 2021.

(xvi)

Subadvisory Agreement between SunAmerica and Franklin Advisory Services, LLC dated August 28, 2002. Incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 15, 2004.

(xvii)

Amendment No. 1 to Subadvisory Agreement between SunAmerica and Franklin Advisory Services, LLC dated January 19, 2007. Incorporated herein by reference to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 16, 2007.

(xviii)

Amendment No. 2 to Subadvisory Agreement between SunAmerica and Franklin Advisory Services, LLC dated October 2, 2007. Incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 18, 2008.

(xix)

Assignment and Assumption Agreement between Franklin Advisory Services, LLC and Franklin Mutual Advisers, LLC dated November 1, 2018. Incorporated herein by reference to Post-Effective Amendment No. 115 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on October 7, 2019.

(xx)

Subadvisory Agreement between SunAmerica and Goldman Sachs Asset Management International dated January 1, 1999. Incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 15, 2004.

(xxi)

Amendment No. 1 to Subadvisory Agreement between SunAmerica and Goldman Sachs Asset Management International dated January 19, 2007. Incorporated herein by reference to Post-Effective Amendment No. 44 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on February 13, 2008.

(xxii)

Amendment No. 2 to Subadvisory Agreement between SunAmerica and Goldman Sachs Asset Management International dated October 2, 2007. Incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 18, 2008.

(xxiii)

Amendment No. 3 to Subadvisory Agreement between SunAmerica and Goldman Sachs Asset Management International dated March 23, 2017. Incorporated herein by reference to Post-Effective Amendment No. 123 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 30, 2021.

(xxiv)

Subadvisory Agreement between SunAmerica and Goldman Sachs Asset Management, L.P. dated October 4, 2017. Incorporated herein by reference to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 23, 2018.

(xxv)

Subadvisory Agreement between SunAmerica and Invesco Advisers, Inc. dated June 1, 2010. Incorporated herein by reference to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 21, 2011.

(xxvi)

Subadvisory Agreement between SunAmerica and Invesco Advisers, Inc. dated May 1, 2013. Incorporated herein by reference to Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 22, 2013.

C-4

(xxvii)

Amendment No. 1 to the Subadvisory Agreement between SunAmerica and Invesco Advisers, Inc. dated May 24, 2019. Incorporated herein by reference to Post-Effective Amendment No. 117 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 29, 2020.

(xxviii)

Subadvisory Agreement between SunAmerica and J.P. Morgan Investment Management Inc. dated November 1, 2005. Incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 13, 2006.

(xxix)

Amendment to Subadvisory Agreement between SunAmerica and J.P. Morgan Investment Management Inc. dated January 23, 2006. Incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 13, 2006.

(xxx)

Amendment No. 2 to Subadvisory Agreement between SunAmerica and J.P. Morgan Investment Management Inc. dated May 1, 2007. Incorporated herein by reference to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 16, 2007.

(xxxi)

Amendment No. 3 to Subadvisory Agreement between SunAmerica and J.P. Morgan Investment Management Inc. dated October 2, 2007. Incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 18, 2008.

(xxxii)

Amendment No. 4 to Subadvisory Agreement between SunAmerica and J.P. Morgan Investment Management Inc. dated November 15, 2010. Incorporated herein by reference to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 21, 2011.

(xxxiii)

Amendment No. 5 to Subadvisory Agreement between SunAmerica and J.P. Morgan Investment Management Inc. dated January 14, 2013. Incorporated herein by reference to Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 22, 2013.

(xxxiv)

Amendment No. 6 to Subadvisory Agreement between SunAmerica and J.P. Morgan Investment Management Inc. dated January 20, 2015. Incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on February 17, 2015.

(xxxv)

Amendment No. 7 to Subadvisory Agreement between SunAmerica and J.P. Morgan Investment Management Inc. dated April 30, 2021. Incorporated herein by reference to Post-Effective Amendment No. 123 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 30, 2021.

(xxxvi)

Amendment No. 8 to Subadvisory Agreement between SunAmerica and J.P. Morgan Investment Management Inc., dated November 8, 2021. Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 (File No. 333-257555) filed on December 15, 2021.

(xxxvii)

Amendment No. 9 to Subadvisory Agreement between SunAmerica and J.P. Morgan Investment Management Inc., dated July 5, 2023. Incorporated herein by reference to Post-Effective Amendment No. 131 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on July 5, 2023.

(xxxviii)

Amendment No. 10 to Subadvisory Agreement between SunAmerica and J.P. Morgan Investment Management Inc., dated April 29, 2024. Incorporated herein by reference to Post-Effective Amendment No. 133 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 26, 2024.

(xxxix)

Subadvisory Agreement between SunAmerica and Janus Capital Management, LLC dated May 30, 2017. Incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 30, 2019.

(xl)	Subadvisory Agreement between SunAmerica and Massachusetts Financial Services Company dated January 1, 1999. Incorporated herein by reference to the Registrant’s Form N-14 filed on August 21, 2003.

(xli)

Amendment No. 1 to Subadvisory Agreement between SunAmerica and Massachusetts Financial Services Company dated May 1, 2007. Incorporated herein by reference to Post-Effective Amendment No. 44 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on February 13, 2008.

C-5

(xlii)

Amendment No. 2 to Subadvisory Agreement between SunAmerica and Massachusetts Financial Services Company dated October 2, 2007. Incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 18, 2008.

(xliii)

Amendment No. 3 to Subadvisory Agreement between SunAmerica and Massachusetts Financial Services Company dated November 1, 2008. Incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 17, 2009.

(xliv)

Amendment No. 4 to Subadvisory Agreement between SunAmerica and Massachusetts Financial Services Company dated October 1, 2013. Incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 25, 2014.

(xlv)

Amendment No. 5 to Subadvisory Agreement between SunAmerica and Massachusetts Financial Services Company dated January 20, 2015. Incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on February 17, 2015.

(xlvi)

Amendment No. 6 to Subadvisory Agreement between SunAmerica and Massachusetts Financial Services Company dated April 1, 2015. Incorporated herein by reference to Post-Effective Amendment No. 78 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 24, 2015.

(xlvii)

Amendment No. 7 to Subadvisory Agreement between SunAmerica and Massachusetts Financial Services Company dated March 27, 2019. Incorporated herein by reference to Post-Effective Amendment No. 123 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 30, 2021.

(xlviii)

Amendment No. 8 to Subadvisory Agreement between SunAmerica and Massachusetts Financial Services Company dated November 1, 2020. Incorporated herein by reference to Post-Effective Amendment No. 123 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 30, 2021.

(xlix)

Subadvisory Agreement, as amended, between SunAmerica and Morgan Stanley Investment Management Inc. (formerly, Morgan Stanley Dean Witter Investment Management) dated May 1, 2001. Incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 15, 2004.

(l)

Amendment No. 1 to Subadvisory Agreement between SunAmerica and Morgan Stanley Investment Management Inc. dated January 1, 2005. Incorporated herein by reference to Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 14, 2005.

(li)

Amendment No. 2 to Subadvisory Agreement between SunAmerica and Morgan Stanley Investment Management Inc. dated October 3, 2005. Incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 13, 2006.

(lii)

Amendment No. 3 to Subadvisory Agreement between SunAmerica and Morgan Stanley Investment Management Inc. dated November 1, 2005. Incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 13, 2006.

(liii)

Amendment No. 4 to Subadvisory Agreement between SunAmerica and Morgan Stanley Investment Management Inc. dated October 2, 2007. Incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 18, 2008.

(liv)

Amendment No. 5 to Subadvisory Agreement between SunAmerica and Morgan Stanley Investment Management Inc. dated October 17, 2014. Incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on February 17, 2015.

(lv)

Amendment No. 6 to Subadvisory Agreement between SunAmerica and Morgan Stanley Investment Management Inc. dated November 1, 2020. Incorporated herein by reference to Post-Effective Amendment No. 123 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 30, 2021.

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(lvi)

Subadvisory Agreement between SunAmerica and Pacific Investment Management Company LLC (“PIMCO”) dated May 1, 2008. Incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 18, 2008.

(lvii)

Amendment No. 1 to Subadvisory Agreement between SunAmerica and PIMCO dated March 21, 2013. Incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 25, 2014.

(lviii)

Amendment No. 2 to Subadvisory Agreement between SunAmerica and PIMCO dated January 25, 2021. Incorporated herein by reference to Post-Effective Amendment No. 122 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on January 25, 2021.

(lix)

Amendment No. 3 to Subadvisory Agreement between SunAmerica and PIMCO, dated April 29, 2024. Incorporated herein by reference to by reference to Post-Effective Amendment No. 133 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 26, 2024.

(lx)

Amended and Restated Sub-subadvisory Agreement between PIMCO and Research Affiliates, LLC, dated February 4, 2022. Incorporated herein by reference to Post-Effective Amendment No. 128 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 26, 2022.

(lxi)

Subadvisory Agreement between SunAmerica and PineBridge Investments, LLC dated March 29, 2010. Incorporated herein by reference to Post-Effective Amendment No. 48 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 22, 2010.

(lxii)

Amendment No. 1 to the Subadvisory Agreement between SunAmerica and PineBridge Investments, LLC, dated October 1, 2013. Incorporated herein by reference to Post-Effective Amendment No. 123 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 30, 2021.

(lxiii)

Subadvisory Agreement between SunAmerica and Putnam Investment Management, LLC, dated January 1, 2024. Incorporated herein by reference to Post-Effective Amendment No. 133 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 26, 2024.

(lxiv)

Subadvisory Agreement between SunAmerica and QS Investors, LLC dated July 31, 2020. Incorporated herein by reference to Post-Effective Amendment No. 123 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 30, 2021.

(lxv)

Novation Agreement by and among SunAmerica, Franklin Advisers, Inc. and QS Investors, LLC, dated August 7, 2021, whereby all of QS Investors, LLC’s rights and obligations as subadviser were transferred to Franklin Advisers, Inc. as a result of QS Investors, LLC’s merger with Franklin Advisers, Inc. Incorporated herein by reference to Post-Effective Amendment No. 128 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 26, 2022.

(lxvi)

Sub-subadvisory Agreement between QS Investors, LLC and Brandywine Global Investment Management, LLC dated July 31, 2020. Incorporated herein by reference to Post-Effective Amendment No. 123 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 30, 2021.

(lxvii)

Sub-subadvisory Agreement between QS Investors, LLC and ClearBridge Investments, LLC dated July 31, 2020. Incorporated herein by reference to Post-Effective Amendment No. 123 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 30, 2021.

(lxviii)

Sub-subadvisory Agreement between QS Investors, LLC and Western Asset Management Company dated July 31, 2020. Incorporated herein by reference to Post-Effective Amendment No. 123 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 30, 2021.

(lxix)

Subadvisory Agreement between SunAmerica and Schroder Investment Management North America Inc. dated January 13, 2016. Incorporated herein by reference to Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 22, 2016.

C-7

(lxx)

Sub-subadvisory Agreement between Schroder Investment Management North America Inc. and Schroder Investment Management North America Ltd. dated January 13, 2016. Incorporated herein by reference to Post- Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 22, 2016.

(lxxi)

Amendment to Sub-subadvisory Agreement between Schroder Investment Management North America Inc. and Schroder Investment Management North America Ltd. dated April 1, 2018. Incorporated herein by reference to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 23, 2018.

(lxxii)

Subadvisory Agreement between SunAmerica and T. Rowe Price Associates, Inc. dated January 13, 2016. Incorporated herein by reference to Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 22, 2016.

(lxxiii)

Amendment No. 1 to Subadvisory Agreement between SunAmerica and T. Rowe Price Associates, Inc. dated October 4, 2017. Incorporated herein by reference to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 23, 2018.

(lxxiv)

Sub-subadvisory Agreement between T. Rowe Price Agreement, Inc. and T. Rowe Price Investment Management, Inc. on behalf of SA T. Rowe Price VCP Balanced Portfolio dated March 7, 2022. Incorporated herein by reference to Post-Effective Amendment No. 128 to the Registrant’s Registration Statement on Form N-1A (File No. 811- 07238) filed on April 26, 2022.

(lxxv)

Sub-subadvisory Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price International Ltd. on behalf of the SA T. Rowe Price Asset Allocation Growth Portfolio, dated May 1, 2022. Incorporated herein by reference to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 27, 2023.

(lxxvi)

Amendment to Amended and Restated Sub-subadvisory Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price International Ltd. on behalf of the SA T. Rowe Price Asset Allocation Growth Portfolio and the SA T. Rowe Price VCP Balanced Portfolio dated April 1, 2024. Incorporated herein by reference to Post-Effective Amendment No. 133 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 26, 2024.

(lxxvii)

Sub-subadvisory Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price Australia Limited on behalf of the SA T. Rowe Price VCP Balanced Portfolio, dated January 1, 2024. Incorporated herein by reference to Post-Effective Amendment No. 132 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on February 23, 2024.

(lxxviii)

Subadvisory Agreement between SunAmerica and Wellington Management Company, LLP, dated August 10, 2021. Incorporated herein by reference to Post-Effective No. 128 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 26, 2022.

(lxxix)

Master-Feeder Addendum to Investment Advisory and Management Agreement, as amended October 15, 2012. Incorporated herein by reference to Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 22, 2013.

	(lxxx)	First Amended and Restated Master Advisory Fee Waiver Agreement between the Registrant and SunAmerica with respect to select Portfolios, dated November 1, 2024 is filed herewith.

(lxxxi)

Voluntary Advisory Fee Waiver Agreement for the SA Franklin Small Company Value Portfolio dated November 1, 2022. Incorporated herein by reference to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 27, 2023.

(7)		Distribution Agreement between the Registrant and SunAmerica Capital Services, Inc. dated May 21, 2002. Incorporated herein by reference to the Registrant’s Form N-14AE filed August 21, 2003.

(8)		None.

(9)	(i)

Master Custodian Agreement between the Registrant and State Street Bank and Trust Company effective January 18, 2006. Incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 13, 2006.

C-8

(ii)

Amendment to Master Custodian Agreement between the Registrant and State Street Bank and Trust Company effective January 18, 2006. Incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 13, 2006.

(10)	(i)

Distribution Plan Pursuant to Rule 12b-1 (Class 1 Shares, formerly Class A Shares), as amended August 10, 2021. Incorporated herein by reference to Post-Effective Amendment No. 127 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on August 10, 2021.

(ii)

Distribution and Service Plan Pursuant to Rule 12b-1 (Class 2 Shares, formerly Class B Shares), as amended August 10, 2021. Incorporated herein by reference to Post-Effective Amendment No. 127 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on August 10, 2021.

(iii)

Distribution and Service Plan Pursuant to Rule 12b-1 (Class 3 Shares), as amended August 10, 2021. Incorporated herein by reference to Post-Effective Amendment No. 127 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on August 10, 2021.

(iv)

Amended and Restated Plan Pursuant to 18f-3. Incorporated herein by reference to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on August 1, 2002.

(11)		Opinion and Consent of Morgan Lewis & Bockius LLP, counsel for the Registrant is filed herewith.

(12)

Form of tax opinion and consent of Willkie Farr  & Gallagher LLP, tax counsel for the Registrant with respect to the reorganization of each of the SA BlackRock VCP Global Multi Asset Portfolio and the SA T. Rowe Price VCP Balanced Portfolio each a series of the Registrant, into the SA VCP Dynamic Allocation Portfolio, a series of the Registrant, is filed herewith.

(13)	(i)

Form of Fund Participation Agreement. Incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 15, 2004.

(ii)

Form of Addendum to Fund Participation Agreement. Incorporated herein by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on July 5, 2001.

(iii)

Form of Addendum to Fund Participation Agreement for Class 1 Shares. Incorporated herein by reference to Post- Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 17, 2009.

(iv)

Form of Amended and Restated Addendum to Fund Participation Agreement for Class 2 Shares. Incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 17, 2009.

(v)

Form of Amended and Restated Addendum to Fund Participation Agreement for Class 3 Shares. Incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 17, 2009.

(vi)

Amendment No.  1 to the Participation Agreement with SunAmerica Annuity and Life Assurance Company dated April 1, 2011 (Master-Feeder). Incorporated herein by reference to Post-Effective Amendment No.  67 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on October 2, 2012.

(vii)

Form of Amendment No. 2 to the Participation Agreement with SunAmerica Annuity and Life Assurance Company (Master-Feeder). Incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on October 2, 2012.

(viii)

Amendment No.  3 to the Participation Agreement with American General Life Insurance Company (successor to SunAmerica Annuity Life Assurance Company) (Master-Feeder) dated July 31, 2013. Incorporated herein by reference to Post-Effective Amendment No.  109 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on December 17, 2018.

(ix)

Amendment No.  4 to the Participation Agreement with American General Life Insurance Company (Master-Feeder) dated December 17, 2018. Incorporated herein by reference to Post-Effective Amendment No.  109 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on December 17, 2018.

(x)

Fund Participation Agreement with First SunAmerica Life Insurance Company dated September 1, 2006 (Master- Feeder). Incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on October 2, 2012.

(xi)

Amendment No.  1 to the Participation Agreement with First SunAmerica Life Insurance Company dated April 1, 2011 (Master-Feeder). Incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on October 2, 2012.

C-9

(xii)

Form of Amendment No. 2 to the Participation Agreement with The United States Life Insurance Company in the City of New York (successor to First SunAmerica Life Insurance Company) (Master-Feeder). Incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on October 2, 2012.

(xiii)

Amendment No.  3 to the Participation Agreement with The United States Life Insurance Company in the City of New York (Master-Feeder) dated July 31, 2013. Incorporated herein by reference to Post-Effective Amendment No.  109 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on December 17, 2018.

(xiv)

Amendment No.  4 to the Participation Agreement with The United States Life Insurance Company in the City of New York (Master-Feeder) dated December 17, 2018. Incorporated herein by reference to Post-Effective Amendment No.  109 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on December 17, 2018.

(xv)

Form of Participation Agreement between SunAmerica Annuity and Life Assurance Company and the Registrant. Incorporated herein by reference to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 21, 2011.

(xvi)

Form of Fund Participation Agreement between First SunAmerica Life Insurance Company and the Registrant. Incorporated herein by reference to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 21, 2011.

(xvii)

Form of Participation Agreement between The Variable Annuity Life Insurance Company and the Registrant. Incorporated herein by reference to Post-Effective Amendment No. 78 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 24, 2015.

(xviii)

Form of Participation Agreement between The Variable Annuity Life Insurance Company, the Registrant, American Funds Insurance Series® and Capital Research and Management Company. Incorporated herein by reference to Post-Effective Amendment No. 78 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 24, 2015.

(xix)

Form of Shareholder Services Agreement between SunAmerica Annuity and Life Assurance Company and the Registrant. Incorporated herein by reference to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 21, 2011.

(xx)

Amendment No. 1 to the Shareholder Services Agreement between SunAmerica Annuity and Life Assurance Company and the Registrant dated January 23, 2012. Incorporated herein by reference to Post-Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 23, 2012.

(xxi)

Amendment No.  2 to the Shareholder Services Agreement between SunAmerica Annuity and Life Assurance Company and the Registrant dated July 16, 2012. Incorporated herein by reference to Post-Effective Amendment No.  67 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on October 2, 2012.

(xxii)

Amendment No.  3 to the Shareholder Services Agreement between SunAmerica Annuity and Life Assurance Company and the Registrant dated October 15, 2012. Incorporated herein by reference to Post-Effective Amendment No.  70 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 22, 2013.

(xxiii)

Amendment No.  4 to the Shareholder Services Agreement between American General Life Insurance Company and the Registrant dated May 1, 2013. Incorporated herein by reference to Post-Effective Amendment No.  75 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 25, 2014.

(xxiv)

Amendment No.  5 to the Shareholder Services Agreement between American General Life Insurance Company and the Registrant dated January 13, 2016. Incorporated herein by reference to Post-Effective Amendment No.  85 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 22, 2016.

(xxv)

Amendment No.  6 to the Shareholder Services Agreement between American General Life Insurance Company and the Registrant dated February 6, 2017. Incorporated herein by reference to Post-Effective Amendment No.  94 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 26, 2017.

(xxvi)

Amendment No.  7 to the Shareholder Services Agreement between American General Life Insurance Company and the Registrant dated May 1, 2017. Incorporated herein by reference to Post-Effective Amendment No.  112 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 30, 2019.

C-10

(xxvii)

Amendment No.  8 to the Shareholder Services Agreement between American General Life Insurance Company and the Registrant dated August 16, 2017. Incorporated herein by reference to Post-Effective Amendment No.  112 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 30, 2019.

(xxviii)

Amendment No.  9 to the Shareholder Services Agreement between American General Life Insurance Company and the Registrant dated October 4, 2017. Incorporated herein by reference to Post-Effective Amendment No.  112 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 30, 2019.

(xxix)

Form of Amendment No.10 to the Shareholder Services Agreement between American General Life Insurance Company and the Registrant. Incorporated herein by reference to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 23, 2018.

(xxx)

Form of Amendment No. 11 to the Shareholder Services Agreement between American General Life Insurance Company and the Registrant. Incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 30, 2019.

(xxxi)

Amendment No. 12 to the Shareholder Services Agreement between American General Life Insurance Company and the Registrant dated October 7, 2019. Incorporated herein by reference to Post-Effective Amendment No. 115 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on October 7, 2019.

(xxxii)

Amendment No.  13 to the Shareholder Services Agreement between American General Life Insurance Company and the Registrant dated October 13, 2020. Incorporated herein by reference to Post-Effective Amendment No.  120 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on October 13, 2020.

(xxxiii)

Amendment No. 14 to the Shareholder Services Agreement between American General Life Insurance Company and the Registrant, dated August 10, 2021. Incorporated herein by reference to Post-Effective Amendment No. 127 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on August 10, 2021.

(xxxiv)

Form of Shareholder Services Agreement between First SunAmerica Life Insurance Company and the Registrant. Incorporated herein by reference to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 21, 2011.

(xxxv)

Amendment No. 1 to the Shareholder Services Agreement between The United States Life Insurance Company in the City of New York (formerly, First SunAmerica Life Insurance Company) and the Registrant dated January 23, 2012. Incorporated herein by reference to Post-Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 23, 2012.

(xxxvi)

Amendment No. 2 to the Shareholder Services Agreement between The United States Life Insurance Company in the City of New York and the Registrant dated July 16, 2012. Incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on October 2, 2012.

(xxxvii)

Amendment No. 3 to the Shareholder Services Agreement between The United States Life Insurance Company in the City of New York and the Registrant dated October 15, 2012. Incorporated herein by reference to Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 22, 2013.

(xxxviii)

Form of Amendment No. 4 to the Shareholder Services Agreement between The United States Life Insurance Company in the City of New York and the Registrant. Incorporated herein by reference to Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 22, 2013.

(xxxix)

Amendment No. 5 to the Shareholder Services Agreement between The United States Life Insurance Company in the City of New York and the Registrant dated January 13, 2016. Incorporated herein by reference to Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 22, 2016.

C-11

(xl)

Amendment No. 6 to the Shareholder Services Agreement between The United States Life Insurance Company in the City of New York and the Registrant dated February 6, 2017. Incorporated herein by reference to Post-Effective Amendment No. 94 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 26, 2017.

(xli)

Amendment No.  7 to the Shareholder Services Agreement between The United States Life Insurance Company in the City of New York and the Registrant dated May 1, 2017. Incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 30, 2019.

(xlii)

Amendment No. 8 to the Shareholder Services Agreement between The United States Life Insurance Company in the City of New York and the Registrant dated August 16, 2017. Incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 30, 2019.

(xliii)

Amendment No.  9 to the Shareholder Services Agreement between The United States Life Insurance Company in the City of New York and the Registrant dated October 4, 2017. Incorporated herein by reference to Post-Effective Amendment No.  112 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 30, 2019.

(xliv)

Form of Amendment No. 10 to the Shareholder Services Agreement between The United States Life Insurance Company in the City of New York and the Registrant. Incorporated herein by reference to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 23, 2018.

(xlv)

Form of Amendment No. 11 to the Shareholder Services Agreement between The United States Life Insurance Company in the City of New York and the Registrant. Incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 30, 2019.

(xlvi)

Amendment No.  12 to the Shareholder Services Agreement between The United States Life Insurance Company in the City of New York and the Registrant dated October 7, 2019. Incorporated herein by reference to Post-Effective Amendment No.  115 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on October 7, 2019.

(xlvii)

Amendment No.  13 to the Shareholder Services Agreement between The United States Life Insurance Company in the City of New York and the Registrant dated October 13, 2020. Incorporated herein by reference to Post-Effective Amendment No.  120 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on October 13, 2020.

(xlviii)

Amendment No.  14 to the Shareholder Services Agreement between The United States Life Insurance Company in the City of New York and the Registrant dated August 10, 2021. Incorporated herein by reference to Post-Effective Amendment No.  127 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on August 10, 2021.

(xlix)

Form of Shareholder Services Agreement between The Variable Annuity Life Insurance Company and the Registrant. Incorporated herein by reference to Post-Effective Amendment No. 78 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 24, 2015.

(l)

Amendment No.  1 to the Shareholder Services Agreement between The Variable Annuity Life Insurance Company and the Registrant dated February 6, 2017. Incorporated herein by reference to Post-Effective Amendment No.  94 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 26, 2017.

(li)

Amendment No.  2 to the Shareholder Services Agreement between The Variable Annuity Life Insurance Company and the Registrant dated May 1, 2017. Incorporated herein by reference to Post-Effective Amendment No.  112 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 30, 2019.

C-12

(lii)

Amendment No.  3 to the Shareholder Services Agreement between The Variable Annuity Life Insurance Company and the Registrant dated August 16, 2017. Incorporated herein by reference to Post-Effective Amendment No.  112 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 30, 2019.

(liii)

Amendment No.  4 to the Shareholder Services Agreement between The Variable Annuity Life Insurance Company and the Registrant dated October 4, 2017. Incorporated herein by reference to Post-Effective Amendment No.  112 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 30, 2019.

(liv)

Form of Amendment No. 5 to the Shareholder Services Agreement between The Variable Annuity Life Insurance Company and the Registrant. Incorporated herein by reference to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 23, 2018.

(lv)

Form of Amendment No. 6 to the Shareholder Services Agreement between The Variable Annuity Life Insurance Company and the Registrant. Incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 30, 2019.

(lvi)

Amendment No. 7 to the Shareholder Services Agreement between The Variable Annuity Life Insurance Company and the Registrant dated October 7, 2019. Incorporated herein by reference to Post-Effective Amendment No. 115 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on October 7, 2019.

(lvii)

Amendment No. 8 to the Shareholder Services Agreement between The Variable Annuity Life Insurance Company and the Registrant dated October 13, 2020. Incorporated herein by reference to Post-Effective Amendment No. 115 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on October 13, 2020.

(lviii)

Amendment No. 9 to the Shareholder Services Agreement between The Variable Annuity Life Insurance Company and the Registrant, dated August 10, 2021. Incorporated herein by reference to Post-Effective Amendment No. 127 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on August 10, 2021.

(lix)

Form of Indemnification Agreement between the Registrant and Trustee. Incorporated herein by reference to Post- Effective Amendment No. 131 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on July 5, 2023.

(lx)

Master Transfer Agency and Service Agreement between VALIC Retirement Services Company and the Registrant dated May 1, 2013. Incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 25, 2014.

(lxi)

Second Amended and Restated Expense Limitation Agreement between the Registrant, on behalf of certain Portfolios, and SunAmerica, dated November 1, 2023. Incorporated herein by reference to Post-Effective Amendment No. 133 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 26, 2024.

(lxii)

Rule 12d1-4 Fund of Funds Investment Agreement between the Registrant, on behalf of the SA BlackRock Multi- Factor 70/30 Portfolio, and BlackRock ETF Trust, BlackRock ETF Trust II, iShares Trust, iShares, Inc. and iShares U.S. ETF Trust, dated January 19, 2022. Incorporated herein by reference to Post-Effective Amendment No. 128 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 26, 2022.

C-13

(14)	Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm for the Registrant is filed herewith.

(15)	None.

(16)	Power of Attorney is filed herewith.

Item 17. Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned registrant agrees to file, by post-effective amendment, an opinion of counsel supporting the tax consequences of the Reorganization within a reasonably prompt time after receipt of such opinion.

C-14

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Jersey City, and State of New Jersey, on the 17th day of December 2024.

SUNAMERICA SERIES TRUST

By:	/s/ John T. Genoy
John T. Genoy
President
(Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ John T. Genoy John T. Genoy	President and Trustee (Principal Executive Officer)	December 17, 2024

/s/ Gregory R. Kingston Gregory R. Kingston	Treasurer (Principal Financial and Accounting Officer)	December 17, 2024

* Bruce G. Willison	Trustee and Chairman	December 17, 2024

* Tracey C. Doi	Trustee	December 17, 2024

* Jane Jelenko	Trustee	December 17, 2024

* Christianne Kerns	Trustee	December 17, 2024

* Charles H. Self III	Trustee	December 17, 2024

* Martha Willis	Trustee	December 17, 2024

*By:	/s/ Edward J. Gizzi
Edward J. Gizzi
Attorney-in-Fact

*	Pursuant to a Power of Attorney filed herewith.

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SCHEDULE OF EXHIBITS TO FORM N-14

Ex. Number	Description

6(i)	Investment Advisory and Management Agreement between SunAmerica Series Trust and SunAmerica Asset Management, LLC

6(lxxx)	First Amended and Restated Master Advisory Fee Waiver Agreement between the Registrant and SunAmerica Asset Management, LLC

11	Opinion and consent of Morgan Lewis & Bockius LLP, counsel for the Registrant.

12

Form of tax opinion and consent of Willkie Farr  & Gallagher LLP, tax counsel for the Registrant with respect to the reorganization of each of the SA BlackRock VCP Global Multi Asset Portfolio and the SA T. Rowe Price VCP Balanced Portfolio each a series of the Registrant, into the SA VCP Dynamic Allocation Portfolio, a series of the Registrant.

14	Consent of PricewaterhouseCoopers LLP.

16	Power of Attorney.

C-16